AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 2, 2004

 ------------------------------------------------------------------------------

                              FILE NOS. 333-114562
                                    811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 35

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     SUN JIN MOON, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on December 3, 2004, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                as supplemented October 1, 2004 and June 14, 2004


This supplement describes changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, and describes the SureIncome Withdrawal Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The description of the SureIncome Withdrawal Benefit Option begins later in the supplement under the section entitled SureIncome Withdrawal Benefit Option. Your prospectus is amended as follows for changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts:

All references in the prospectus to the "Spousal Protection Benefit Option" should be changed to the "Spousal Protection Benefit (Co-Annuitant) Option."



Page 4: Add the following to the Important Terms list under the heading "Important Terms":


Spousal Protection Benefit (Co-Annuitant) Option for
Custodial Individual Retirement Accounts                                    20



Page 7: Replace the 10th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
     Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.


**No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

Page 12: Delete the 5th line reference to the Spousal Protection Benefit (Co-Annuitant) Option mortality and expense risk charge under the 2nd paragraph under the heading "Variable Account Annual Expenses".

Page 12: Add the following after the description of the "Retirement Income Guarantee Option Fee" under the heading "Variable Account Annual Expenses":


Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005.
Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



Page 17: Replace the 2nd paragraph under the subheading "Example 1" with the following (to reflect the addition of the Spousal Protection Benefit (Co-Annuitant) Option:

                  The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $10,000 in the Contract for the time periods indicated;

o    earned a 5% annual return on your investment;

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

o    elected  the  MAV  Death  Benefit  Option  and  the  Enhanced   Beneficiary
     Protection (Annual Increase) Option;

o    elected the Earnings  Protection  Death Benefit Option  (assuming issue age
     71-79);

o    elected RIG 2 (assuming Income Base A); and

o    elected the Spousal Protection Benefit (Co-Annuitant) Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


Page 17: Under the subheading "Example 1" replace the expense example table with the following:



------------------------------------------------------------------------------------------------------------------------------------
                            Allstate Advisor                  Allstate Advisor Plus                   Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,343  $7,011   $9,196   $11,565   $3,501    $7,276   $9,454    $11,573  $3,288 $6,978    $8,987  $11,573
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $993   $1,638   $2,308   $4,268    $1,151    $1,940   $2,666    $4,538    $939  $1,643    $2,198   $4,538
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,298  $6,655   $9,002   $11,576   $2,799    $6,672   $9,017    $11,578
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $949   $1,333   $2,247   $4,627     $449     $1,362   $2,295    $4,714
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------








Page 18: Under the subheading "Example 2" replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                            Allstate Advisor                  Allstate Advisor Plus                   Allstate Advisor Preferred
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,748  $6,586   $8,941   $11,565   $2,778    $6,638   $8,987    $11,573  $2,778 $6,638    $8,987  $11,573
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $398   $1,213   $2,053   $4,268     $429     $1,303   $2,198    $4,538    $429  $1,303    $2,198   $4,538
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,788  $6,655   $9,002   $11,576   $2,799    $6,672   $9,017    $11,578
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $439   $1,333   $2,247   $4,627     $449     $1,362   $2,295    $4,714
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------

Page 18: Under the subheading "Example 2" replace the third to last sentence of the bolded paragraph with the following:

The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application
Date), RIG 2 and that Income Base A is applied and the Spousal Protection Benefit (Co-Annuitant) Option.

Page 19: Replace the 5th paragraph under the subheading "Contract Owner" with the following:

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90.

Page 20: Replace the second paragraph with the following under the subheading "Annuitant":
If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.


Page 20: Add the following before the 2nd to last paragraph under the subheading "Annuitant":

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.


Page 20: Add the following immediately after the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option

Page 20: Replace the 2nd bulletpoint in the first paragraph under the new subheading "Spousal Protection Benefit(Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

o    the Contract Owner must be age 90 or younger on the Rider Application Date;

o and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

Page 20: Replace the first sentence under the last paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant.

Page 20: Add the following after the last paragraph under the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

o the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

o the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

o the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

o the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

o    the Annuitant must be age 90 or younger on the Rider Application Date; and

o    the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

Page 39: Delete the 2nd to last bulletpoint under the heading "MORTALITY AND EXPENSE RISK CHARGE".


Page 39: Add the following after the section "TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE":


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


Page 56: Replace the 3rd and 4th bulletpoint after the 1st paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

o The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.


o The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Page 56: Replace the 4th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

Page 56: Replace the 5th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:


The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

o upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

o upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

o    on the date the Contract is terminated;

o    on the Payout Start Date; or

o on the date you change the beneficiary of the Contract and the change is accepted by us;

o for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

o for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.


Once terminated, a new Spousal Protection Benefit(Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

Page 56: Add the following after the section "Death of Co-Annuitant" under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" (Note: for Contracts that have already been issued the Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts, this section replaces the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant section of the supplement dated June 14, 2004):

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

o The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

o The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

o The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

o    The Annuitant must be age 90 or younger on the CSP Application Date.

o    The Co-Annuitant must be age 79 or younger on the CSP Application Date.

o The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us.

o    We have made no payments under any Income Plan.

o There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

o The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

o The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

o The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.


You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.


For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

o    On the date CSP is terminated as described above; or

o    Upon the death of the Annuitant; or

o    Upon the death of the Co-Annuitant; or

o    On the date the Contract is terminated; or

o    On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

o    The CSP Conditions are met.

o The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o    We have received proof satisfactory to us that the Co-Annuitant has died.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

o the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

o The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

o    The Owner does not thereafter name a new Co-Annuitant; and

o The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

o    The Contract may only be continued once.

SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:



Page 2:  Add the following to the heading "Table of Contents":

Appendix I - SureIncome Withdrawal Benefit Option
Calculation Examples                                                         129

Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                                          27
Benefit Year                                                                  27
Withdrawal Benefit Payout Phase                                               27
Withdrawal Benefit Payout Phase Start Date                                    27
Withdrawal Benefit Factor                                                     27
Benefit Payment                                                               27
Benefit Payment Remaining                                                     27


Page 7: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 7: Add the following after the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option. We may discontinue offering the SureIncome Option at any time prior to the time you elect to receive it.

Page 9: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract.


Page 12: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)


------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

Page 23: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 27: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SUREINCOME Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SUREINCOME Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SUREINCOME Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SUREINCOME Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SUREINCOME Option must be a SUREINCOME Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SUREINCOME Option must be met as of the date the new SUREINCOME Option is made a part of your Contract.


Page 27: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).


The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SUREINCOME Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SUREINCOME Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SUREINCOME Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SUREINCOME Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SUREINCOME Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SUREINCOME Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SUREINCOME Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SUREINCOME Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SUREINCOME Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SUREINCOME Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SUREINCOME Option may not be available in all states. We may discontinue offering the SUREINCOME Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SUREINCOME Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SUREINCOME Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SUREINCOME Option, it cannot be changed after the Rider Date unless that SUREINCOME Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SUREINCOME Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

     The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SUREINCOME Options); or

     The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

     If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

     The Benefit Payment immediately prior to the withdrawal; or

     The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SUREINCOME Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

     If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

     The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

     The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SUREINCOME Option will terminate.

For numerical examples that illustrate how the values defined under the SUREINCOME Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SUREINCOME Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements
If you add the SUREINCOME Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SUREINCOME Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SUREINCOME Option to your Contract, you must allocate your entire Contract Value as follows:

(1)      to the Variable Sub-Accounts; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to the Variable Sub-Accounts; or
(3)      to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjustment Fixed Account Option to the Variable Sub-Accounts prior to adding the SUREINCOME Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1,2):


----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen UIF Equity Growth (Class I & II)(3)(4)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA Putnam VT Global Asset Allocation Putnam VT Growth
and Income Putnam VT High Yield Putnam VT Income Putnam VT International Equity
Putnam VT Investors Putnam VT Money Market Putnam VT New Value Putnam VT The
George Putnam Fund of Boston Putnam VT Voyager Van Kampen LIT Comstock Van
Kampen LIT Emerging Growth Van Kampen LIT Growth and Income Van Kampen LIT Money
Market Van Kampen UIF Emerging Markets Debt(4) Van Kampen UIF Equity and
Income(4) Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I &
II)(3)(4)
Van Kampen UIF U.S. Real Estate(4)

----------------------------------------------------- ----------------------------------------------------


(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SUREINCOME Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SUREINCOME Option prior to adding the SUREINCOME Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add this rider on or after January 1, 2005, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SUREINCOME Option prior to adding the SUREINCOME Option to your Contract.

(3)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
     Portfolios, does business in certain instances using the name Van Kampen.

Cancellation of the SUREINCOME Option
You may not cancel the SUREINCOME Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SUREINCOME Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SUREINCOME Option and immediately add a new Withdrawal Benefit Option ("New SUREINCOME Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SUREINCOME Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SUREINCOME Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SUREINCOME Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

         The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SUREINCOME Option that was added to your Contract prior to the implementation date of the change.

         The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

         The New Option must be an Option that we make available for use with this Rider Trade-In Option.

         The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SUREINCOME Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SUREINCOME Option.

Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SUREINCOME Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SUREINCOME Option. If the SUREINCOME Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SUREINCOME Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SUREINCOME Option
This SUREINCOME Option will terminate on the earliest of the following to occur:

     The Benefit Base is reduced to zero;

     On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

     On the date the Contract is terminated;

     On the date the SUREINCOME Option is cancelled;

     On the date we receive a Complete Request for Settlement of the Death Proceeds; or

     On the date the SUREINCOME Option is replaced with a New Option under the Rider Trade-In Option.

Page 36: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnSM Accumulation Benefit Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 39: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SUREINCOME Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 42: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.

Page 42: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Option" for more details.

Page 42: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.


Page 79:  Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SUREINCOME Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, in 2003, the Company changed its method of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $418, $393 and $323)          $      959    $    1,023    $    1,046
Contract charges                                                           872           853           821
Net investment income                                                    3,082         2,978         2,833
Realized capital gains and losses                                          (84)         (422)         (207)
                                                                    ----------    ----------    ----------

                                                                         4,829         4,432         4,493

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoverable of $336,
  $387 and $277)                                                         1,595         1,543         1,485
Interest credited to contractholder funds                                1,764         1,691         1,670
Amortization of deferred policy acquisition costs                          479           418           365
Operating costs and expenses                                               493           475           416
                                                                    ----------    ----------    ----------
                                                                         4,331         4,127         3,936

LOSS ON DISPOSITION OF OPERATIONS                                          (45)           (3)           (4)
                                                                    ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX             453           302           553
Income tax expense                                                         162            57           179
                                                                    ----------    ----------    ----------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING
PRINCIPLE, AFTER-TAX                                                       291           245           374

Cumulative effect of change in accounting principle, after-tax             (13)            -            (6)
                                                                    ----------    ----------    ----------

NET INCOME                                                                 278           245           368
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
  Unrealized net capital gains and losses and net gains
    and losses on derivative financial instruments                           1           416            76
  Unrealized foreign currency translation adjustments                        -            (1)            2
                                                                    ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX                                        1           415            78
                                                                    ----------    ----------    ----------

COMPREHENSIVE INCOME                                                $      279    $      660    $      446
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                         DECEMBER 31,
                                                                    -----------------------
                                                                       2003         2002
                                                                    ----------   ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $48,401 and $41,723)                          $   51,578   $   44,805
    Mortgage loans                                                       6,354        5,883
    Equity securities                                                      164          183
    Short-term                                                             765          839
    Policy loans                                                           686          692
    Other                                                                  442          268
                                                                    ----------   ----------
   Total investments                                                    59,989       52,670

Cash                                                                       121          252
Deferred policy acquisition costs                                        3,202        2,915
Reinsurance recoverables, net                                            1,185        1,046
Accrued investment income                                                  567          534
Other assets                                                               323          304
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL ASSETS                                                      $   78,812   $   68,846
                                                                    ==========   ==========
LIABILITIES
Contractholder funds                                                $   44,914   $   38,858
Reserve for life-contingent contract benefits                           10,480        9,733
Unearned premiums                                                           32           24
Payable to affiliates, net                                                 114           80
Other liabilities and accrued expenses                                   2,594        1,956
Deferred income taxes                                                      779          708
Long-term debt                                                              45            -
Separate Accounts                                                       13,425       11,125
                                                                    ----------   ----------
  TOTAL LIABILITIES                                                     72,383       62,484
                                                                    ----------   ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, 815,460 and 930,650
  shares issued and outstanding                                             82           93
Common stock, $227 par value, 23,800 shares
  authorized and outstanding                                                 5            5
Additional capital paid-in                                               1,067        1,067
Retained income                                                          4,222        4,145
Accumulated other comprehensive income:
    Unrealized net capital gains and losses and net gains
      and losses on derivative financial instruments                     1,053        1,052
                                                                    ----------   ----------
  Total accumulated other comprehensive income                           1,053        1,052
                                                                    ----------   ----------
  TOTAL SHAREHOLDER'S EQUITY                                             6,429        6,362
                                                                    ----------   ----------
  TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $   78,812   $   68,846
                                                                    ==========   ==========

                 See notes to consolidated financial statements.

                                       3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                          $       93    $      104    $       92
Issuance of stock                                                            -             5            15
Redemption of stock                                                        (11)          (16)           (3)
                                                                    ----------    ----------    ----------

Balance, end of year                                                        82            93           104
                                                                    ----------    ----------    ----------

REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE               -             -           (14)
                                                                    ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                   -             -           117
Redemption of stock                                                          -             -          (117)
                                                                    ----------    ----------    ----------

Balance, end of year                                                         -             -             -
                                                                    ----------    ----------    ----------

COMMON STOCK                                                                 5             5             5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                               1,067           717           600
Capital contribution                                                         -           350           117
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,067         1,067           717
                                                                    ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                               4,145         3,948         3,752
Net income                                                                 278           245           368
Dividends                                                                 (201)          (48)         (172)
                                                                    ----------    ----------    ----------

Balance, end of year                                                     4,222         4,145         3,948
                                                                    ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                               1,052           637           559
Change in unrealized net capital gains and losses and net gains
  and losses on derivative financial instruments                             1           416            76
Change in unrealized foreign currency translation adjustments                -            (1)            2
                                                                    ----------    ----------    ----------

Balance, end of year                                                     1,053         1,052           637
                                                                    ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                          $    6,429    $    6,362    $    5,397
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       4



                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------
(IN MILLIONS)                                                          2003          2002          2001
                                                                    ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $      278    $      245    $      368
  Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization and other non-cash items                                 (175)         (210)         (261)
    Realized capital gains and losses                                       84           422           207
    Loss on disposition of operations                                       45             3             4
    Cumulative effect of change in accounting for derivative
      and embedded derivative financial instruments                         13             -             6
   Interest credited to contractholder funds                             1,764         1,691         1,670
  Changes in:
      Contract benefit and other insurance reserves                         45           134            30
      Unearned premiums                                                      8             7           (31)
      Deferred policy acquisition costs                                   (253)         (249)         (272)
      Reinsurance recoverables                                            (141)         (122)         (137)
      Income taxes payable                                                   3           (85)           26
      Other operating assets and liabilities                                81           (66)          137
                                                                    ----------    ----------    ----------
          Net cash provided by operating activities                      1,752         1,770         1,747
                                                                    ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                               8,158         6,224         6,552
   Equity securities                                                        80           129           533
Investment collections
   Fixed income securities                                               4,818         4,041         3,434
   Mortgage loans                                                          679           542           359
Investments purchases
   Fixed income securities                                             (19,225)      (16,155)      (14,173)
   Equity securities                                                       (47)         (149)         (311)
   Mortgage loans                                                       (1,146)         (916)       (1,456)
Acquisitions, net of cash received                                           -             -            67
Change in short-term investments, net                                      236          (425)          330
Change in other investments, net                                            14          (154)          (28)
                                                                    ----------    ----------    ----------
        Net cash used in investing activities                           (6,433)       (6,863)       (4,693)
                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                         -            19             1
Redemption of redeemable preferred stock                                   (11)          (16)         (120)
Capital contribution                                                         -           350           117
Contractholder fund deposits                                             9,841         8,946         7,860
Contractholder fund withdrawals                                         (5,253)       (4,036)       (4,668)
Dividends paid                                                             (27)          (48)         (172)
                                                                    ----------    ----------    ----------
        Net cash provided by financing activities                        4,550         5,215         3,018
                                                                    ----------    ----------    ----------
NET (DECREASE) INCREASE IN CASH                                           (131)          122            72
CASH AT BEGINNING OF YEAR                                                  252           130            58
                                                                    ----------    ----------    ----------
CASH AT END OF YEAR                                                 $      121    $      252    $      130
                                                                    ==========    ==========    ==========

                 See notes to consolidated financial statements.

                                       5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries
(collectively referred to as the "Company"). ALIC is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform with the 2003 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company offers a diversified portfolio of retail and institutional products to meet consumers' needs in the areas of financial protection, savings and retirement through a variety of distribution channels. Retail life insurance products include: term life, whole life, credit life, interest-sensitive life, variable life, variable universal life and single premium life. Other insurance products include long-term care, accidental death, hospital indemnity and credit disability. Savings products include fixed deferred annuities (including market value adjusted annuities, equity-indexed annuities and treasury-linked annuities), immediate annuities (including structured settlement annuities) and variable annuities. These products are sold through a variety of distribution channels including Allstate agencies, financial institutions and broker/dealers, independent agents (primarily master brokerage agencies), direct marketing and specialized brokers. The institutional product line consists primarily of funding agreements sold to variable interest entities that issue medium-term notes to institutional investors.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were Delaware, California, New York, Florida, and Pennsylvania.
No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations for the Company.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may result in an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as

                                       6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Equity securities include common stocks, non-redeemable preferred stocks and limited partnership interests. Common stocks and non-redeemable preferred stocks had a carrying value of $83 million and $96 million, and cost of $79 million and $104 million at December 31, 2003 and 2002, respectively. Common stocks and non-redeemable preferred stocks are classified as available for sale and are carried at fair value if independent market quotations are available. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests had a carrying value and cost of $81 million and $87 million at December 31, 2003 and 2002, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, in which case, the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities included in repurchase, resale and lending activities and derivative transactions. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Income from investments in partnership interests, accounted for on the cost basis, is recognized upon receipt of amounts distributed by the partnerships as income.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board
("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133,
"Accounting for Derivative Instruments and Hedging Activities", and SFAS No.
138, "Accounting for Certain Derivative Instruments and Certain Hedging
Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138
(the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2001.

                                       7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments
("subject to bifurcation") are embedded in convertible and other fixed income securities, equity-indexed life and annuity contracts, certain variable life and annuity contracts and modified coinsurance contracts (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.
For the years ended December 31, 2003, 2002 and 2001, the hedge ineffectiveness reported as realized capital gains and losses amounted to gains of $16 million, losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof are reported in life and annuity contract benefits, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income, life and annuity contract benefits or interest expense. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction.
Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income.
Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be

                                       8

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or life and annuity contract benefits, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, certain forward contracts for TBA mortgage securities and credit default swaps. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, generally with results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses or life and annuity contract benefits.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and the related obligations to return the collateral are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are on loan with large brokerage firms.

     Securities repurchase and resale agreements and securities lending transactions are used to generate net investment income. The cash received from repurchases and resale agreements also provide a source of liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities.
The carrying values of these instruments approximate fair value because of their relatively

                                       9



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, certain guaranteed investment contracts ("GICs") and funding agreements are considered investment contracts.
Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses. All other acquisition expenses are charged to operations as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, DAC is amortized in proportion to the estimated revenues on such business.
Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

                                       10



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality including guaranteed minimum death and income benefits; contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses.

     DAC amortization for variable annuity and life contracts is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance after fees is approximately
8%, which is consistent with its pricing assumptions. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC. In applying the reversion to the mean process, the Company does not allow the future rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The
Company periodically evaluates the utilization of this process to determine that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of the incidence of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business and are periodically evaluated for recoverability. Present value of future profits was $27 million and $63 million at December 31, 2003 and 2002, respectively. Amortization expense on present value of future profits was $36 million, $15 million and $16 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates reinsurers and amounts recoverable and establishes allowances for uncollectible reinsurance as appropriate.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded

                                       11



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life insurance contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses and are reflected in contract charges. Deposits to the separate accounts are not included in consolidated cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position.
The contractual amounts and fair values of these instruments are outlined in
Note 7.

ADOPTED ACCOUNTING STANDARDS

FASB INTERPRETATION NO.46 AND 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"
("FIN 46" AND "FIN 46R")

     In January 2003, the FASB issued FIN 46, which addressed whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity in which the equity investors lack certain essential characteristics of a controlling financial interest or that lacks sufficient equity to finance its own activities without financial support provided by other entities. A company must consolidate a VIE if it has a variable interest that will absorb a majority of the expected losses if they occur, receive a majority of the entity's expected returns, or both.

     In December 2003, the FASB issued FIN 46R to clarify and revise a number of key elements of FIN 46 including the definition of a VIE and the treatment of fees paid to decision makers.

                                       12



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The application of FIN 46 was required for VIEs created on or after February 1, 2003. For VIEs existing prior to that date, the effective date of the interpretation was delayed through the issuance of FASB Staff Position
("FSP") FIN 46-6, until the end of the first interim or annual period ending after December 15, 2003. However, the early adoption of FIN 46 was permitted for some or all of a reporting entity's affected VIEs. The adoption of FIN 46R is required by the end of the first reporting period ending after December 15, 2003 for VIEs considered to be special-purpose entities.

     The Company elected to adopt FIN 46 as of July 1, 2003 for its existing
VIEs. The impact of adopting FIN 46 as of July 1, 2003 was as follows:

     -  The Company issues funding agreements to a Special Purpose Entity
        ("SPE") (which is considered a VIE under FIN 46) used to issue Global
        Medium Term Notes ("GMTNs") to unrelated third parties. The GMTNs and certain equity interests issued by the SPE, to the extent they are exposed to all the risks and rewards of owning the funding agreements that collateralize the GMTNs, are considered variable interests in a VIE. Because the Company owns none of the variable interests issued by the VIE, it is not required to consolidate the VIE and will continue to classify funding agreements issued to the VIE as a component of contractholder funds.

     -  Consistent with the GMTN program, the Company's Euro Medium Term Notes
        ("EMTNs") program no longer requires consolidation. The impact of deconsolidating the EMTNs was the recognition of the funding agreements issued to the VIE as a component of contractholder funds, which is consistent with the previous accounting for this program.

     - The Company was determined to be the primary beneficiary of a previously unconsolidated investment transaction considered to be a VIE under FIN
        46. Accordingly, the VIE was consolidated as of July 1, 2003. As a result of consolidating the investment transaction, the Company's consolidated balance sheet as of September 30, 2003 included $50 million of assets classified as investments and long-term debt of $44 million.
        The holders of the consolidated long-term debt have no recourse to the equity of the Company as the sole source of payment of the liabilities is the assets of the VIE.

     -  The issuance of FIN 46R had no impact on the initial application of FIN
        46 to the VIEs described above.

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133. While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's
Consolidated Statements of Operations and Comprehensive Income or Financial
Position.

DERIVATIVES IMPLEMENTATION GROUP STATEMENT 133 IMPLEMENTATION ISSUE NO. B36,
"EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS
THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY
RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE
INSTRUMENTS"("IMPLEMENTATION ISSUE B36")

     In April 2003, the FASB issued Implementation Issue B36, which became effective October 1, 2003. Implementation Issue B36 was applied to two of the Company's modified coinsurance agreements, and as a result, the embedded derivatives were bifurcated from the agreements and marked to market value at October 1, 2003. The effect of adopting Implementation Issue B36 was the recognition of a loss of $13 million, after-tax, which is reflected as a cumulative effect of a change in accounting principle on the Consolidated
Statements of Operations and Comprehensive Income.

PENDING ACCOUNTING STANDARD

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01, which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account

                                       13







NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. Recently, the Company implemented new actuarial models that permitted determination of the estimated impact on the Consolidated Statements of Operations and Comprehensive Income. Based on the
Company's application of the estimation methodologies set forth in the SOP, the estimated after-tax impact of adopting the SOP on the Consolidated Statements of Operations and Comprehensive Income, including the related impact on deferred acquisition costs, is in the range of $150 million to $200 million as of January
1, 2004, based on market conditions that existed at December 31, 2003.

PROPOSED ACCOUNTING STANDARD

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks" ("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Consolidated Statements of Operations and Comprehensive Income and Financial
Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December 15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 6).

3. ACQUISITIONS AND DISPOSITIONS

2003 DISPOSITIONS

     The Company announced its intention to exit the direct response distribution business. Based on its decision to sell the business, the Company recorded an estimated loss on the disposition of $44 million. An agreement was entered into with American Health and Life Insurance Company and Triton
Insurance Company, subsidiaries of Citigroup Inc., to dispose of a portion of the direct response business. If approved by the state insurance departments, the transaction will be effective January 1, 2004.

2002 DISPOSITIONS

     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The
$1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

2001 DISPOSITIONS

     The Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate,
Indonesia. The Company recognized a loss on the disposition of $4 million ($3 million after-tax) and a $4 million tax benefit, not previously recognized, attributable to the inception-to-date losses of the subsidiary. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations

                                       14





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

and Comprehensive Income.

2001 ACQUISITIONS

     The Company acquired blocks of business from American Maturity Life
Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

     The Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident
Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate
Assurance Company, which was redomiciled in the State of Illinois.

4. SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $41 million, $98 million and $210 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The adoption of FIN 46 resulted in the consolidation of one VIE causing increases in assets of $52 million and long-term debt of $45 million. See further discussion of the impacts of adopting FIN 46 in Note 2.

     In 2003, the Company paid $98 million in dividends of investment securities to AIC.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Purchases                                            $  2,757    $  2,096    $  8,128
     Sales                                                  (2,237)     (2,041)     (7,864)
     Collections                                                 -         (25)          -
     Net change in short-term investments                      150        (278)        130
                                                          --------    --------    --------
        Net purchases (sales)                             $    670    $   (248)   $    394
                                                          ========    ========    ========

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.


       (IN MILLIONS)
       Fair value of assets acquired                        $   (275)
       Fair value of liabilities assumed                         342
                                                            --------
          Net cash received                                 $     67
                                                            ========

5. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate
Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $299 million, $238 million, and $208 million in 2003, 2002 and 2001, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

                                       15



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $119 million, $133 million and $117 million of structured settlement annuities, a type of immediate annuity, in 2003, 2002 and 2001, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC.
Of these amounts, $21 million, $27 million and $38 million relate to structured settlement annuities with life contingencies and are included in premium income for 2003, 2002, and 2001, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand in 2001 to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity
Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July
1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.00 billion and $5.29 billion at December 31, 2003 and 2002, respectively.

BROKER/DEALER AGREEMENT

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $38 million, $35 million and $30 million of commission and other distribution expenses for the years ending
December 31, 2003, 2002 and 2001, respectively.

     ALIC received underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective
September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a consolidated wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million and $80 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002 and 2001, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provided to ADLLC, for which ALIC earned administration fees of $1 million and $1 million for the years ended December 31, 2002 and 2001, respectively. Other distribution expenses also included marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million and $7 million for the years ended December 31, 2002 and 2001, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life
Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000 and new business as written.
In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2003, 2002 and 2001, the Company assumed $17 million, $19 million and $21 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2003, 2002 and 2001, the Company ceded
$369 thousand, $329 thousand and $236 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $2 million, $18 million and $29 million in 2003, 2002 and 2001, respectively.

                                       16



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.
These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, was merged into ALIC to achieve future cost savings and operational efficiency. The merger had no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $82 million at December 31, 2003.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the intercompany loan agreement during the three years ended December 31, 2003. The
Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

6. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                       GROSS UNREALIZED
                                                          AMORTIZED   ------------------      FAIR
     (IN MILLIONS)                                          COST       GAINS     LOSSES       VALUE
                                                          ---------   --------   -------    ---------
     AT DECEMBER 31, 2003
     U.S. government and agencies                         $   2,519   $    688   $    (2)   $   3,205
     Municipal                                                1,675         60       (18)       1,717
     Corporate                                               28,866      2,115      (183)      30,798
     Foreign government                                       1,302        287         -        1,589
     Mortgage-backed securities                              10,540        269       (49)      10,760
     Asset-backed securities                                  3,423         46       (41)       3,428
     Redeemable preferred stock                                  76          6        (1)          81
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  48,401   $  3,471   $  (294)   $  51,578
                                                          =========   ========   =======    =========
     AT DECEMBER 31, 2002
     U.S. government and agencies                         $   2,323   $    740   $     -    $   3,063
     Municipal                                                1,224         68        (3)       1,289
     Corporate                                               24,618      1,859      (342)      26,135
     Foreign government                                       1,090        269        (2)       1,357
     Mortgage-backed securities                               9,912        474        (8)      10,378
     Asset-backed securities                                  2,447         63       (37)       2,473
     Redeemable preferred stock                                 109          2        (1)         110
                                                          ---------   --------   -------    ---------
        Total fixed income securities                     $  41,723   $  3,475   $  (393)   $  44,805
                                                          =========   ========   =======    =========

                                       17





NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                          AMORTIZED     FAIR
     (IN MILLIONS)                                          COST        VALUE
                                                          ---------   ---------
     Due in one year or less                              $   1,461   $   1,492
     Due after one year through five years                    8,326       8,765
     Due after five years through ten years                  14,007      14,944
     Due after ten years                                     10,644      12,189
                                                          ---------   ---------
                                                             34,438      37,390
     Mortgage- and asset-backed securities                   13,963      14,188
                                                          ---------   ---------
         Total                                            $  48,401   $  51,578
                                                          =========   =========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $  2,875    $  2,736    $  2,536
     Mortgage loans                                            415         403         366
     Equity securities                                           8          17          23
     Other                                                    (121)        (68)         40
                                                          --------    --------    --------
       Investment income, before expense                     3,177       3,088       2,965
       Investment expense                                       95         110         132
                                                          --------    --------    --------
         Net investment income                            $  3,082    $  2,978    $  2,833
                                                          ========    ========    ========

     Net investment income from equity securities includes income from partnership interests of $7 million, $16 million and $15 million for the years ended December 31, 2003, 2002 and 2001, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Fixed income securities                              $   (181)   $   (137)   $   (134)
     Equity securities                                         (10)         (9)          9
     Other investments                                         107        (276)        (82)
                                                          --------    --------    --------
       Realized capital gains and losses, pre-tax              (84)       (422)       (207)
       Income tax benefit                                       30         148          72
                                                          --------    --------    --------
         Realized capital gains and losses, after tax     $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

     (IN MILLIONS)                                          2003        2002        2001
                                                          --------    --------    --------
     Investment write-downs                               $   (178)   $   (309)   $   (150)
     Sales                                                      64         (97)          4
     Valuation of derivative instruments                        12         (36)        (64)
     Settlement of derivative instruments                       18          20           3
                                                          --------    --------    --------
     Realized capital gains and losses, pre-tax                (84)       (422)       (207)
     Income tax benefit                                         30         148          72
                                                          --------    --------    --------
     Realized capital gains and losses, after-tax         $    (54)   $   (274)   $   (135)
                                                          ========    ========    ========

     Excluding the effects of calls and prepayments, gross gains of $173 million, $137 million and $183 million and gross losses of $184 million, $327 million and $237 million were realized on sales of fixed income securities during

                                       18



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income, equity securities and derivative instruments included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                                 GROSS UNREALIZED
                                                                      FAIR      ------------------    UNREALIZED
(IN MILLIONS)                                                         VALUE      GAINS     LOSSES     NET GAINS
                                                                    ---------   --------   -------    ----------
Fixed income securities                                             $  51,578   $  3,471   $  (294)   $    3,177
Equity securities                                                         164          4         -             4
Derivative instruments                                                     (2)         3        (5)           (2)
                                                                                                      ----------
  Total                                                                                                    3,179
Deferred income taxes, deferred policy acquisition costs,
  premium deficiency reserve and other                                                                    (2,126)
                                                                                                      ----------
Unrealized net capital gains and losses                                                               $    1,053
                                                                                                      ==========

     At December 31, 2002, equity securities had gross unrealized gains of $4 million and gross unrealized losses of $12 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN MILLIONS)                                                                   2003         2002         2001
                                                                              --------    ----------    --------
Fixed income securities                                                       $     95    $    1,574    $    279
Equity securities                                                                   12           (13)        (43)
Derivative instruments                                                              (4)           (6)          8
                                                                              --------    ----------    --------
  Total                                                                            103         1,555         244
Deferred income taxes, deferred policy acquisition costs and other                (102)       (1,139)       (168)
                                                                              --------    ----------    --------
  Increase in unrealized net capital gains and losses                         $      1    $      416    $     76
                                                                              ========    ==========    ========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003:

                                             LESS THAN 12 MONTHS                   12 MONTHS OR MORE
                                      ---------------------------------    ---------------------------------      TOTAL
                                      NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR     UNREALIZED    UNREALIZED
($ IN MILLIONS)                        ISSUES      VALUE       LOSSES       ISSUES      VALUE       LOSSES        LOSSES
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
Fixed income securities
  U.S. government and agencies               10   $     58   $       (2)           -   $      -   $        -    $       (2)
  Municipal                                  56        406          (18)           -          -            -           (18)
  Corporate                                 302      3,697         (136)          76        670          (47)         (183)
  Foreign government                          6         50            -            -          -            -             -
  Mortgage-backed securities                204      2,903          (48)          40         83           (1)          (49)
  Asset-backed securities                    64        732          (15)          38        269          (26)          (41)
  Redeemable preferred stock                  3         20           (1)           -          -            -            (1)
                                      ---------   --------   ----------    ---------   --------   ----------    ----------
  Total                                     645   $  7,866   $     (220)         154   $  1,022   $      (74)   $     (294)
                                      =========   ========   ==========    =========   ========   ==========    ==========

                                       19


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The above table includes $220 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $220 million, $198 million relate to unrealized losses on investment grade fixed income securities.
Investment grade is defined as a security having a rating from the National
Association of Insurance Commissioners ("NAIC") of 1 or 2; a Moody's equivalent rating of Aaa, Aa, A or Baa; a Standard & Poor's ("S&P") equivalent rating of
AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     The remaining $74 million of unrealized losses relate to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $74 million, $23 million relate to investment grade fixed income securities and $51 million relate to below investment grade fixed income securities. Of these amounts $10 million and $26 million, respectively, had been in an unrealized loss position for a period of twelve months or more as of December 31, 2003. $13 million of the unrealized losses from below investment grade securities are airline industry issues. The securities comprising the $74 million of unrealized losses were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2003 and 2002 was comprised of loans in foreclosure and delinquent loans of $4 million and $11 million, respectively. There were no restructured loans at December 31, 2003 and 2002. No valuation allowances were established for impaired loans because the impaired loans are collateral dependent loans and the fair value of the collateral was greater than the recorded investment in the loans.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise the cash basis is used. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $2 million on impaired loans during 2003 and $1 million during both 2002 and 2001. The average balance of impaired loans was $23 million, $16 million and $27 million during 2003, 2002 and 2001, respectively.

     There were no valuation allowances for mortgage loans at December 31, 2003 and 2002. Direct write-downs of mortgage loan gross carrying amounts were $3 million and $5 million in 2003 and 2002. There were no direct write-downs of mortgage loans in 2001. There were no net reductions to mortgage loans valuation allowances in 2003. For the years ended December 31, 2002 and 2001, net reductions to mortgage loan valuation allowances were $5 million and $300 thousand, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2003:

     (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                       2003      2002
                                                                         ------    ------
     California                                                            23.5%     27.2%
     Illinois                                                              10.8       3.7
     Texas                                                                 10.2      13.0
     Pennsylvania                                                           5.9       7.2
     New York                                                               5.2       9.4

                                       20

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT
INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2003:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     California                                                            14.3%     14.7%
     Illinois                                                               9.3       7.8
     Texas                                                                  7.9       7.3
     New Jersey                                                             6.2       6.5
     Florida                                                                5.7       6.7
     Pennsylvania                                                           5.6       6.0
     Georgia                                                                5.6       4.3
     New York                                                               5.2       5.6

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

     (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                  2003      2002
                                                                         ------    ------
     Office buildings                                                      31.7%     33.6%
     Warehouse                                                             24.4      20.8
     Retail                                                                22.0      19.5
     Apartment complex                                                     17.6      19.0
     Industrial                                                             1.6       1.8
     Other                                                                  2.7       5.3
                                                                          -----     -----
                                                                          100.0%    100.0%
                                                                          =====     =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2003 for loans that were not in foreclosure are as follows:

                                                                              NUMBER OF   CARRYING
     ($ IN MILLIONS)                                                            LOANS       VALUE    PERCENT
                                                                              ---------   --------   -------
     2004                                                                            22   $    239       3.8%
     2005                                                                            64        474       7.5
     2006                                                                            92        723      11.4
     2007                                                                           102        828      13.0
     2008                                                                            99        759      11.9
     Thereafter                                                                     503      3,331      52.4
                                                                              ---------   --------   -------
       Total                                                                        882   $  6,354     100.0%
                                                                              =========   ========   =======

     In 2003, $234 million of commercial mortgage loans were contractually due.
Of these, 97% were paid as due and 3% were refinanced at prevailing market terms. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.69 billion and $3.66 billion at December 31, 2003 and 2002, respectively.

     At December 31, 2003, the carrying value of investments, excluding equity securities, that were non-income producing during 2003 was $13 million.

     At December 31, 2003, fixed income securities with a carrying value of $70 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, mostly large brokerage firms. At December 31, 2003 and 2002, fixed income securities with a carrying value of $949 million and $1.04 billion, respectively, were on loan under these agreements. In return, the

                                       21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $4 million, $5 million and $6 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

7. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Fixed income securities                              $  51,578   $  51,578   $  44,805   $  44,805
     Mortgage loans                                           6,354       6,737       5,883       6,398
     Equity securities                                          164         164         183         183
     Short-term investments                                     765         765         839         839
     Policy loans                                               686         686         692         692
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Equity securities are valued based principally on quoted market prices. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31 are as follows:

                                                                  2003                    2002
                                                          ---------------------   ---------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
     (IN MILLIONS)                                          VALUE       VALUE       VALUE       VALUE
                                                          ---------   ---------   ---------   ---------
     Contractholder funds on investment contracts         $  38,365   $  36,974   $  32,781   $  32,175
     Long-term debt                                              45          45           -           -
     Security repurchase agreements                           1,918       1,918       1,236       1,236
     Separate Accounts                                       13,425      13,425      11,125      11,125

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the

                                       22



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

account balance less surrender charges. Immediate annuities without life contingencies, GICs and funding agreements are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.
Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     The fair value of long-term debt is determined using discounted cash flow calculations. Security repurchase agreements are valued at carrying value due to their short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not buy, sell or hold these instruments for trading purposes.

     The following table summarizes the notional amounts, fair value and carrying value of the Company's derivative financial instruments at December 31, 2003:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    ----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $   10,423   $     (220)   $      (90)   $            (130)
Financial futures contracts                                                678           (1)            -                   (1)
Interest rate cap and floor agreements                                   4,675           84            54                   30
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      15,776         (137)          (36)                (101)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                   829            -             3                   (3)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,689          454           436                   18
Foreign currency futures contracts                                           5            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
Total foreign currency contracts                                         1,694          454           436                   18
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              429          147           147                    -
Equity-indexed options in life and annuity product contracts             1,297            9             -                    9
Forward starting options in annuity product contracts                    1,464           (2)            -                   (2)
Put options in variable product contracts                                   19            -             -                    -
Credit default swaps agreements                                             48           (1)           (1)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,257          153           146                    7
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    1            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               34           28            28                    -
Forward contracts for TBA mortgage securities                              156           (1)            -                   (1)
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                             191           27            28                   (1)
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   21,747   $      497    $      577    $             (80)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

                                       23



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002:

                                                                                                CARRYING         CARRYING
                                                                     NOTIONAL       FAIR         VALUE            VALUE
(IN MILLIONS)                                                         AMOUNT      VALUE (1)    ASSETS (1)    (LIABILITIES) (1)
                                                                    ----------   ----------    ----------    -----------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                                       $    9,091   $     (307)   $      (42)   $            (265)
Financial futures contracts                                                384            -             -                    -
Interest rate cap and floor agreements                                   1,581           44             9                   35
                                                                    ----------   ----------    ----------    -----------------
     Total interest rate contracts                                      11,056         (263)          (33)                (230)
                                                                    ----------   ----------    ----------    -----------------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                                 1,099            5            10                   (5)
                                                                    ----------   ----------    ----------    -----------------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                                         1,762          285           259                   26
Foreign currency futures                                                    11            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
     Total foreign currency contracts                                    1,773          285           259                   26
                                                                    ----------   ----------    ----------    -----------------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                              480          122           122                    -
Equity-indexed options in life and annuity product contracts             1,119           32             -                   32
Forward starting options in annuity product contracts                    1,363           (3)            -                   (3)
Put options in variable product contracts                                   48            -             -                    -
Credit default swaps agreements                                             25           (2)           (2)                   -
                                                                    ----------   ----------    ----------    -----------------
     Total embedded derivative financial instruments                     3,035          149           120                   29
                                                                    ----------   ----------    ----------    -----------------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                                    6            -             -                    -
Reinsurance of guaranteed minimum income
  annuitization options in variable contracts                               32           29            29                    -
Forward contracts for TBA mortgage securities                                -            -             -                    -
                                                                    ----------   ----------    ----------    -----------------
  Total other derivative financial instruments                              38           29            29                    -
                                                                    ----------   ----------    ----------    -----------------
Total derivative financial instruments                              $   17,001   $      205    $      385    $            (180)
                                                                    ==========   ==========    ==========    =================

----------
(1)  Carrying value include the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The
Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor and credit default swap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2003, counterparties pledged $333 million in cash to the Company under these agreements. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin

                                       24



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap, interest rate floor and credit default swap agreements.

($ IN MILLIONS)

                                     2003                                                2002
             ---------------------------------------------------   --------------------------------------------------
             NUMBER OF                               EXPOSURE,     NUMBER OF                              EXPOSURE,
             COUNTER-    NOTIONAL      CREDIT         NET OF        COUNTER-    NOTIONAL     CREDIT        NET OF
RATING (1)    PARTIES     AMOUNT     EXPOSURE(2)   COLLATERAL(2)    PARTIES     AMOUNT    EXPOSURE(2)   COLLATERAL(2)
----------   ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
   AAA               2   $   1,819   $         -   $           -           2   $  1,530   $         -   $           -
   AA                2       1,600           146              22           2      1,399            91              24
   AA-               4       4,539            19              19           5      3,209             -               -
   A+                6       6,783           233              25           6      5,580           135              10
    A                2       2,067             1               1           1        716             -               -
             ---------   ---------   -----------   -------------   ---------   --------   -----------   -------------
  Total             16   $  16,808   $       399   $          67          16   $ 12,434   $       226   $          34
             =========   =========   ===========   =============   =========   ========   ===========   =============

----------
(1) Rating is the lower of Standard & Poor's or Moody's ratings. (2) For each counterparty, only over-the-counter derivatives with a net
     positive market value are included.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit the risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $756 thousand and $259 thousand related to cash flow hedges to net income from accumulated other comprehensive income during 2003 and 2002, respectively. An estimated $1 million of pretax net gains will be released from accumulated other comprehensive income to net income during 2004.

                                       25



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     The following table presents information about the nature and accounting treatment of the Company's primary derivative instruments. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments in the Company's consolidated financial statements as of and for the periods ending December 31, 2003 and 2002. Amounts reported are in millions on a pre-tax basis.

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
  INTEREST RATE     DESCRIPTION
  SWAP AGREEMENTS   Swap agreements are contracts that periodically exchange the difference between two designated sets of cash flows, (fixed to variable rate, variable to fixed rate, or variable to
                    variable rate) based upon designated market rates or rate
                    indices and a notional amount. Master netting agreements are used to minimize credit risk. In addition, when applicable, parties are required to post collateral. As of December 31,
                    2003, the Company pledged to counterparties $0.4 million of securities as collateral for over-the-counter instruments.
                    RISK MANAGEMENT STRATEGY
                    Primarily used to change the interest rate characteristics of existing assets or liabilities to facilitate
                    asset-liability management.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    (90) $     (42)
                         -    Other liabilities and accrued expenses.                  (130)      (265)
                    -    When hedge accounting is applied, the carrying values
                         of the hedged items are adjusted for changes in the
                         fair value of the hedged risks. The fair value of
                         hedged risks are reported as follows:
                         -    Fixed income securities.                                  295        409
                         -    Mortgage loans.                                            56         62
                         -    Contractholder funds.                                    (103)      (141)
                    STATEMENT OF OPERATIONS
                    -    For hedge accounting, changes in fair value of the
                         instruments are matched together with changes in fair
                         value of the hedged risks and are reported as follows:
                         -    Net investment income.                                                    $    100  $   (390) $
(93)
                         -    Life and annuity contract benefits.                                            (38)       94       47
                    -    Hedge ineffectiveness is reported as realized capital
                         gains and losses.                                                                     9       (15)       6
                    -    When hedge accounting is not applied, changes in fair
                         value of the instruments and the periodic accrual and
                         settlements are reported in realized capital gains and
                         losses.                                                                               2        55
(2)
                    ---------------------------------------------------------------------------------------------------------------
FINANCIAL           DESCRIPTION
FUTURES             Financial futures contracts are commitments to purchase or
CONTRACTS           sell designated financial instruments at a future date for a specified price or yield. These contracts are traded on
                    organized exchanges and cash settle on a daily basis. The
                    exchange requires margin deposits as well as daily cash
                    settlements of margin. As of December 31, 2003, the Company pledged margin deposits in the form of marketable securities totaling $7 million.
                    RISK MANAGEMENT STRATEGIES
                    Generally used to manage interest rate risk related to fixed income securities and certain annuity contracts. Financial futures are also used to reduce interest rate risk related to forecasted purchases and sales of marketable investment securities.
                    STATEMENT OF FINANCIAL POSITION
                    Fair values are reported as follows:                           $      -  $       -
                         -    Other investments.                                         (1)         -
                         -    Other liabilities and accrued expenses.
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments, some of which are recognized through daily cash settlements, are classified consistent with the risks being
                    economically hedged and are reported as follows:                                    $     10  $     (2) $
(3)
                         -    Realized capital gains and losses.                                               -        (1)       -
                         -    Life and annuity contract benefits.
                    ---------------------------------------------------------------------------------------------------------------

                                       26



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
   INSTRUMENT                          FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
  INTEREST RATE     DESCRIPTION
  CAP AND In exchange for a premium, these derivative contracts FLOOR provide the holder with the right to receive at a future AGREEMENTS date, the amount, if any, by which a specified market
                    interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount.
                    RISK MANAGEMENT STRATEGIES
                    Used to reduce exposure to rising or falling interest rates relative to certain existing assets and liabilities in
                    conjunction with asset-liability management.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Other investments.                                   $     54  $       9
                         -    Other liabilities and accrued expenses.                    30         35
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair value of the
                    instruments and the periodic accruals and settlements are
                    reported in realized capital gains and losses.                                      $    (20) $     (5) $
(1)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND
INDEX
CONTRACTS:
  OPTIONS,          DESCRIPTION
  FINANCIAL         These indexed derivative instruments provide returns at
  FUTURES, AND      specified or optional dates based upon a specified index
  WARRANTS          applied to the instrument's notional amount. Index futures are traded on organized exchanges and cash settle on a daily basis. The exchange requires margin deposits as well as
                    daily cash settlements of margin. The Company pledged $35
                    million of securities in the form of margin deposits as of
                    December 31, 2003.
                    RISK MANAGEMENT STRATEGIES
                    Indexed instruments are primarily used to reduce the market risk associated with certain annuity and deferred
                    compensation liability contracts.
                    STATEMENT OF FINANCIAL POSITION Fair values are reported as follows:
                         -    Equity securities                                    $      2  $       8
                         -    Other investments.                                          1          2
                         -    Other liabilities and accrued expenses.                    (3)        (5)
                    STATEMENT OF OPERATIONS
                    Under non-hedge accounting, changes in fair values of the
                    instruments, some of which are recognized through daily cash settlements, are classified on one line consistent with the risk being economically hedged and reported as follows:
                         -    Life and annuity contract benefits.                                       $     80  $    (66) $
(56)
                         -    Realized capital gains and losses.                                               1         1        -
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCY
CONTRACTS:
  FOREIGN           DESCRIPTION
  CURRENCY          These derivative contracts involve the periodic exchange of
  SWAP              consideration based on relative changes in two designated
  AGREEMENTS        currencies and, if applicable, differences between fixed
                    rate and variable cash flows or two different variable cash flows, all based on a pre-determined notional amount.
                    RISK MANAGEMENT STRATEGIES
                    These agreements are entered into primarily to manage the
                    foreign currency risk associated with issuing foreign
                    currency denominated funding agreements. In addition to
                    hedging foreign currency risk, they may also change the
                    interest rate characteristics of the funding agreements for asset-liability management purposes.
                    STATEMENT OF FINANCIAL POSITION - Fair values are reported as follows:
                         -    Other investments.                                   $    436  $     259
                         -    Other liabilities and accrued expenses.                    18         26
                    -    Since hedge accounting is applied, the carrying value
                         of the hedged item, contractholder funds, is adjusted
                         for changes in the fair value of the hedged risk.             (447)      (285)
                    STATEMENT OF OPERATIONS
                    -    Under hedge accounting, changes in fair value of the
                         instruments are matched together with the changes in
                         fair values of the hedged risks and are reported in
                         life and annuity contract benefits.                                            $    171  $    263  $    22
                    -    Hedge ineffectiveness is reported in realized capital
                         gains and losses.                                                                     7         -        -
-----------------------------------------------------------------------------------------------------------------------------------

                                       27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                                   ASSET / (LIABILITY)       INCOME / (EXPENSE)
                                 DESCRIPTION, RISK MANAGEMENT STRATEGY AND         ------------------------------------------------
  INSTRUMENT                           FINANCIAL STATEMENT REPORTING                 2003      2002       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSION          DESCRIPTION
OPTIONS IN          These securities have embedded options, which provide the
FIXED INCOME        Company with the right to convert the instrument into a
SECURITIES          predetermined number of shares of common stock. Securities owned and subject to bifurcation include convertible bonds and convertible redeemable preferred stocks.
                    STATEMENT OF FINANCIAL POSITION
                    Fair value is reported together with the host contracts in
                    fixed income securities.                                       $    147  $     122
                    STATEMENT OF OPERATIONS
                    Changes in fair value are reported in realized capital gains
                    and losses.                                                                         $     22  $    (55) $
(70)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATEMENT OF FINANCIAL POSITION DERIVATIVES - Fair values are reported as follows:
                         -    Fixed income securities.                             $     (1) $      (2)
                         -    Other assets.                                              28         29
                         -    Contractholder funds.                                     (21)         -
                    STATEMENT OF OPERATIONS
                    - Changes in fair value are reported as follows:
                         -    Realized capital gains and losses.                                        $     (2) $     (1) $
(1)
                         -    Life and annuity contract benefits.                                            (26)       86
(32)
-----------------------------------------------------------------------------------------------------------------------------------

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                                2003                   2002
                                                        --------------------    --------------------
                                                        CONTRACTUAL    FAIR     CONTRACTUAL    FAIR
(IN MILLIONS)                                             AMOUNT       VALUE      AMOUNT       VALUE
                                                        -----------    -----    -----------   ------
Commitments to invest                                   $       118    $   -    $        51   $    -
Private placement commitments                                    43        -             69        -
Commitments to extend mortgage loans                             67        1             62        1
Credit guarantees                                                87        -             29       (1)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The
Company regularly enters into these agreements in the normal course of business.
The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The
Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted

                                       28



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $87 million at December 31, 2003. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2003.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

     (IN MILLIONS)                                                         2003        2002
                                                                         ---------   --------
     Immediate annuities:
       Structured settlement annuities                                   $   5,989   $  5,683
       Other immediate annuities                                             2,376      2,138
     Traditional Life                                                        1,822      1,692
     Other                                                                     293        220
                                                                         ---------   --------
     Total reserve for life-contingent contract benefits                 $  10,480   $  9,733
                                                                         =========   ========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                         INTEREST             ESTIMATION
          PRODUCT                          MORTALITY                       RATE                 METHOD
--------------------------------   -----------------------------    -----------------    ---------------------
Structured settlement annuities    U.S. population with             Interest rate        Present value of
                                   projected calendar year          assumptions range    contractually
                                   improvements; age setbacks       from 5.5% to 11.7%   specified future
                                   for impaired lives grading to                         benefits
                                   standard

Other immediate annuities          1983 group annuity mortality     Interest rate        Present value of
                                   table                            assumptions range    expected future
                                                                    from 1.9% to 11.5%   benefits based on
                                                                                         historical experience

Traditional life                   Actual company experience        Interest rate        Net level premium
                                   plus loading                     assumptions range    reserve method
                                                                    from 4.0% to 11.3%   using the
                                                                                         Company's
                                                                                         withdrawal
                                                                                         experience rates

Other                              Actual company experience                             Unearned premium;
                                   plus loading                                          additional contract
                                                                                         reserves as for
                                                                                         traditional life

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $932 million and $797 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2003 and 2002, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

                                       29



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     At December 31, contractholder funds consists of the following:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Interest-sensitive life                              $    6,459   $    6,037
Investment contracts:
  Fixed annuities                                        28,524       23,781
  Guaranteed investment contracts                         1,066        1,903
  Funding agreements                                      7,250        5,199
  Other investment contacts                               1,615        1,938
                                                     ----------   ----------
   Total contractholder funds                        $   44,914   $   38,858
                                                     ==========   ==========

     The following table highlights the key contract provisions that determine contractholder funds:

         PRODUCT                           INTEREST RATE                  WITHDRAWAL/SURRENDER CHARGES
-------------------------------   ----------------------------------   ------------------------------------------
Interest-sensitive life           Interest rates credited range        Either a percentage of account balance or
                                  from 2.0% to 7.25%                   dollar amount grading off generally over
                                                                        20 years

Fixed annuities                   Interest rates credited range        Either a declining or a level percentage
                                  from 1.3% to 10.2% for               charge generally over nine years or less.
                                  immediate annuities and 0% to        Additionally, approximately 25% of fixed
                                  15.5% for fixed annuities (which     annuities are subject to market value
                                  include equity-indexed annuities     adjustment for discretionary withdrawals.
                                  whose returns are indexed to the
                                  S&P 500)

Guaranteed investment contracts   Interest rates credited range        Generally not subject to discretionary
                                  from 2.95% to 8.45%                  withdrawal

Funding agreements                Interest rates credited range        Not applicable
                                  from 1.1% to 7.1% (excluding
                                  currency-swapped medium-term
                                  notes)

Other investment contracts        Interest rates credited range        Not applicable
                                  from 1.0% to 7.9%

     Contractholder funds include funding agreements sold to VIEs issuing medium-term notes. The VIEs, Allstate Life Funding, LLC and Allstate Life Global
Funding II, are used exclusively for the Company's funding agreements supporting medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
Balance, beginning of year                           $   38,858   $   32,301
  Deposits                                                9,841        8,917
  Interest credited to contractholder funds               1,764        1,691
  Benefits and withdrawals                               (2,692)      (2,522)
  Maturities of institutional products                   (2,163)      (1,056)
  Contract charges                                         (561)        (520)
  Transfers (to) from Separate Accounts                    (416)        (474)
  Fair value adjustments for institutional products         131          363
  Other adjustments                                         152          158
                                                     ----------   ----------
Balance, end of year                                 $   44,914   $   38,858
                                                     ==========   ==========

9. REINSURANCE

     The Company reinsures certain of its risks to other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in the passing of the agreed-upon percentage of risk to the

                                       30



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

     For discussion of reinsurance agreements with related parties, see Note 5.

     The Company ceded 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of fourteen unaffiliated reinsurers. In November 1998, the Company began ceding mortality risk on new business in excess of $2 million per life for individual coverage.
For business sold prior to November 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2003, $176.91 billion of life insurance in force was ceded to other companies.

     The Company had a contract to assume 100% of all insurance written by Sears
Life Insurance Company ("SLIC"). This agreement was terminated effective
December 31, 2003. The Company assumed $85 million, $76 million and $64 million in premiums from SLIC for the years ended December 31, 2003, 2002 and 2001, respectively.

     On January 2, 2001, the Company acquired blocks of business from American
Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities.
The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $    2,140    $    2,150    $    2,085
Assumed
  Affiliate                                                       19            43            41
  Non-affiliate                                                   90            76            64
Ceded--non-affiliate                                            (418)         (393)         (323)
                                                          ----------    ----------    ----------
  Premiums and contract charges, net of reinsurance       $    1,831    $    1,876    $    1,867
                                                          ==========    ==========    ==========

     The effects of reinsurance on contract benefits for the years ended
December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
CONTRACT BENEFITS
Direct                                                    $    1,880    $    1,881    $    1,693
Assumed
  Affiliate                                                        4            11            36
  Non-affiliate                                                   47            38            33
Ceded--non-affiliate                                            (336)         (387)         (277)
                                                          ----------    ----------    ----------
  Contract benefits, net of reinsurance                   $    1,595    $    1,543    $    1,485
                                                          ==========    ==========    ==========

     Reinsurance recoverables, net in the Company's Consolidated Statements of Financial Position were $1.19 billion and $1.05 billion, at December 31, 2003 and 2002, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2003 and 2002. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

                                       31



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
BALANCE, BEGINNING OF YEAR                                $    2,915    $    2,997    $    2,926
Acquisition costs deferred                                       732           666           637
Amortization charged to income                                  (479)         (418)         (365)
Effect of unrealized gains and losses                             34          (330)         (201)
                                                          ----------    ----------    ----------
BALANCE, END OF YEAR                                      $    3,202    $    2,915    $    2,997
                                                          ==========    ==========    ==========

     Amortization charged to income includes $46 million, $2 million and $17 million in 2003, 2002 and 2001, respectively, due to realized capital gains and losses.

11. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $2 million and $3 million in 2003, 2002 and 2001, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

(IN MILLIONS)

     2004                                      $       1
     2005                                              1
     2006                                              -
     2007                                              -
     2008                                              -
     Thereafter                                        -
                                               ---------
                                               $       2
                                               =========

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. Additionally, the Company has written credit default swaps that obligate the Company to make a payment upon the occurrence of specified credit events. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities and written credit default swaps, as measured by the par value and notional value, respectively, was $132 million at December 31, 2003. The obligations associated with these fixed income securities and written credit default swaps expire at various times during the next seven years.

     Lincoln Benefit Life Company ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires
April 30, 2006.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not

                                       32



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable.
Historically, the Company has not made any material payments pursuant to these obligations.

     Pursuant to their respective bylaws, the Company and its subsidiaries indemnify their respective directors, officers and other individuals serving at the request of the Company as a director or officer or in a similar capacity in another entity for liabilities and expenses arising from litigation in specified circumstances. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters, but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices.
The outcome of these disputes is currently unpredictable. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                                       33



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

12. INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing
Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life
Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file separate tax returns.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN MILLIONS)                                           2003         2002
                                                     ----------   ----------
DEFERRED ASSETS
Life and annuity reserves                            $      666   $      601
Other assets                                                150          185
                                                     ----------   ----------
  Total deferred assets                                     816          786
DEFERRED LIABILITIES
Deferred policy acquisition costs                        (1,003)        (938)
Unrealized net capital gains                               (567)        (566)
Other liabilities                                           (25)          10
                                                     ----------   ----------
  Total deferred liabilities                             (1,595)      (1,494)
                                                     ----------   ----------
   Net deferred liability                            $     (779)  $     (708)
                                                     ==========   ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. There were no valuation allowances on deferred tax assets at December 31, 2003 and 2002.

     The components of income tax expense for the years ended December 31 are as follows:

(IN MILLIONS)                                                2003          2002          2001
                                                          ----------    ----------    ----------
Current                                                   $       86    $      142    $      156
Deferred                                                          76           (85)           23
                                                          ----------    ----------    ----------
Total income tax expense                                  $      162    $       57    $      179
                                                          ==========    ==========    ==========

     The Company paid income taxes of $161 million, $116 million and $116 million in 2003, 2002 and 2001, respectively. The Company had a current income tax asset of $24 million and a current income tax liability of $50 million at December 31, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                             2003          2002          2001
                                                          ----------    ----------    ----------
Statutory federal income tax rate                               35.0%         35.0%         35.0%
Adjustment to prior year tax liabilities                         2.4         (12.9)            -
Dividends received deduction                                    (2.6)         (4.0)         (2.4)
Other                                                            1.1           0.9          (0.2)
                                                          ----------    ----------    ----------
  Effective income tax rate                                     35.9%         19.0%         32.4%
                                                          ==========    ==========    ==========

                                       34



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

     Adjustments for prior year tax liabilities were an increase in expense of $11 million and a decrease in expense of $39 million in 2003 and 2002, respectively, which primarily resulted from Internal Revenue Service developments and reconciliation of deferred taxes.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2003, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

     The Company was determined to be the primary beneficiary of a previously unconsolidated structured investment security considered a VIE under FIN 46. As a result, the VIE was consolidated in 2003 resulting in an increase in debt of $45 million in the consolidated financial statements. The underlying debt of the structured investment security VIE is zero coupon and matures in 2007.

PREFERRED STOCK

     The Company has one series of non-voting, redeemable preferred stock.
Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, which is redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $2 million, $3 million and $5 million were paid during 2003, 2002, and 2001, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2003.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in additional capital paid-in of $117 million.

     For redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid during 2001.

                                       35



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated net income for the years ended
December 31, and consolidated shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN MILLIONS)                                             2003          2002          2001          2003          2002
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $      278    $      245    $      368    $    6,429    $    6,362
Undistributed net income of certain subsidiaries               (3)           18             7             -             -
Unrealized gain/loss on fixed income securities                 -             -             -        (3,253)       (3,082)
Deferred policy acquisition costs                            (250)         (248)         (291)       (3,202)       (2,915)
Deferred income taxes                                          75             7            18           980         1,325
Employee benefits                                              25             6             8            20           (18)
Reserves and non-admitted assets                              397            46           112         1,932         1,255
Separate Accounts                                               -             -             -           401           396
Other                                                          87            42             5           253           (78)
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $      609    $      116    $      227    $    3,560    $    3,245
                                                       ==========    ==========    ==========    ==========    ==========

     ALIC and each of its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile.
Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules.
Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2003, ALIC paid dividends of $201 million, which was less than the maximum amount allowed under Illinois insurance law without the prior approval of the Illinois Department of Insurance
("IL DOI") based on 2002 formula amounts. Based on 2003 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior
IL DOI approval at a given point in time during 2004 is $551 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for ALIC and each of its insurance subsidiaries was above levels that would require regulatory action.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement
Plan effective January 1, 2003. All eligible employees hired before August 1,
2002 were provided with a one-time opportunity to choose between the cash

                                       36



NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2003 and 2002 was $22 million and $11 million, respectively, while the allocated benefit to the Company included in net income in 2001 was $1 million.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $6 million, $6 million and $5 million for postretirement benefits other than pension plans in 2003, 2002 and 2001, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $13 million, $15 million, and $5 million in 2003, 2002 and 2001, respectively.

16. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                  2003                          2002                          2001
                                        ---------------------------   ---------------------------   ---------------------------
(IN MILLIONS)                           PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX   PRETAX    TAX     AFTER-TAX
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
UNREALIZED CAPITAL GAINS AND LOSSES
Unrealized holding gains (losses)
  arising during the period             $  (46)  $   16   $     (30)  $  167   $  (58)  $     109   $ (109)  $   38   $     (71)
Less: reclassification adjustment          (43)      15         (28)    (479)     168        (311)    (232)      81        (151)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)       (3)       1          (2)     646     (226)        420      123      (43)         80

Cumulative effect of change in
  accounting for derivative and
  embedded derivative financial
  instruments                                -        -           -        -        -           -       (1)       -          (1)
Net gains (losses) on derivatives
  arising during the period                  -        -           -       (6)       2          (4)      (1)       -          (1)
Less: reclassification adjustment
  for derivative instruments                (5)       2          (3)       -        -           -        4       (2)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Net gains (losses) on derivative
  instruments                                5       (2)          3       (6)       2          (4)      (6)       2          (4)
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Unrealized net capital gains (losses)
  and net gains (losses) on derivative
  instruments                                2       (1)          1      640     (224)        416      117      (41)         76

UNREALIZED FOREIGN CURRENCY
  TRANSLATION ADJUSTMENTS                    -        -           -       (1)       -          (1)       3       (1)          2
                                        ------   ------   ---------   ------   ------   ---------   ------   ------   ---------
Other comprehensive income              $    2   $   (1)  $       1   $  639   $ (224)  $     415   $  120   $  (42)  $      78
                                        ======   ======   =========   ======   ======   =========   ======   ======   =========

                                       37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. QUARTERLY RESULTS (UNAUDITED)

                                                 FIRST QUARTER       SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                              -------------------   -----------------  ------------------   -----------------
(IN MILLIONS)                                   2003       2002      2003      2002     2003       2002      2003      2002
                                              ---------   -------   -------   -------  -------   --------   --------  -------
Revenues                                      $   1,244   $ 1,069   $ 1,143   $ 1,193  $ 1,203   $  1,002   $  1,239  $ 1,168
Income before cumulative effect of
  change in accounting principle, after-tax          39        87        85       107      119          4         48       47
Net income                                           39        87        85       107      119          4         35       47

                                       38

                             ---------------------------------------------------
                             ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003
                             AND FOR THE PERIODS ENDED DECEMBER 31, 2003
                             AND DECEMBER 31, 2002, AND INDEPENDENT
                             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the Account merged with Northbrook Life Variable Annuity Account and Northbrook Life Variable Annuity Account II on January 1, 2003. The 2002 statements of changes in net assets of the Account were restated to reflect the combination.


/s/ Deloitte & Touche LLP

Chicago, Illinois
April 12, 2004

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable      AIM Variable    AIM Variable     AIM Variable      AIM Variable     AIM Variable
                                   Insurance        Insurance       Insurance        Insurance         Insurance        Insurance
                                     Funds            Funds           Funds            Funds             Funds            Funds
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   AIM V. I.                                         AIM V. I.                          AIM V. I.
                                    Capital         AIM V. I.     AIM V. I. Dent    Diversified        AIM V. I.      International
                                 Appreciation      Core Equity     Demographics        Income           Growth           Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    33,506,680  $     2,904,307  $        12,782  $     1,488,943  $    17,938,497  $     1,312,582
Contracts in payout
   (annuitization) period                34,802                -                -                -           36,677                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    33,541,482  $     2,904,307  $        12,782  $     1,488,943  $    17,975,174  $     1,312,582
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,576,197          138,697            2,453          168,814        1,212,082           81,832
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,590,905  $     3,118,157  $        12,643  $     1,558,102  $    20,117,962  $     1,442,104
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.44  $          8.01  $         11.27  $         11.00  $          4.18  $          8.50
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.48  $          8.15  $         11.27  $         11.09  $         10.13  $          8.65
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Alliance         Alliance
                                                   AIM Variable    AIM Variable     AIM Variable       Bernstein        Bernstein
                                 AIM Variable       Insurance       Insurance        Insurance          Variable         Variable
                                   Insurance          Funds           Funds            Funds            Product          Product
                                     Funds          Series II       Series II        Series II        Series Fund      Series Fund
                                  Sub-Account      Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                    AIM V. I.                                            Alliance
                                                                     Capital         AIM V. I.          Alliance        Bernstein
                                   AIM V. I.        AIM V. I.      Appreciation       Premier          Bernstein         Growth &
                                 Premier Equity   Basic Value II        II           Equity II           Growth           Income
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,827,327  $   207,134,645
Contracts in payout
   (annuitization) period                     -                -                -                -           35,786           17,391
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    51,384,168  $     7,386,036  $     4,592,142  $     2,358,115  $    31,863,113  $   207,152,036
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,539,998          696,139          217,020          117,086        2,021,771        9,581,500
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    60,906,676  $     6,717,169  $     4,257,608  $     2,177,491  $    32,528,814  $   196,616,219
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.81  $         12.81  $         12.16  $         11.68  $          5.57  $          9.33
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.02  $         12.92  $         12.27  $         11.78  $         12.48  $         12.31
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Alliance         Alliance
                                   Bernstein        Bernstein         Fidelity         Fidelity         Fidelity         Fidelity
                                   Variable          Variable         Variable         Variable         Variable         Variable
                                    Product          Product         Insurance        Insurance        Insurance        Insurance
                                  Series Fund      Series Fund     Products Fund    Products Fund    Products Fund    Products Fund
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                     Alliance
                                   Alliance         Bernstein
                                   Bernstein        Small Cap                                           VIP High
                                 Premier Growth       Value        VIP Contrafund     VIP Growth         Income       VIP Index 500
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    42,431,935  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
Contracts in payout
   (annuitization) period                 1,256                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    42,433,191  $    13,600,943  $     6,105,592  $     5,050,877  $     1,461,039  $     6,981,285
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      1,989,367          940,591          263,969          162,722          210,221           55,350
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    49,085,029  $    12,079,845  $     5,416,030  $     5,691,241  $     1,370,690  $     6,781,508
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.27  $         13.52  $         10.28  $          7.90  $          8.55  $          8.31
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         13.64  $         10.46  $          8.04  $          8.70  $          8.46
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Fidelity         Fidelity         Fidelity
                                                                     Variable         Variable         Variable        Franklin
                                   Fidelity          Fidelity        Insurance        Insurance        Insurance       Templeton
                                   Variable          Variable      Products Fund    Products Fund    Products Fund      Variable
                                   Insurance        Insurance         (Service         (Service         (Service       Insurance
                                 Products Fund    Products Fund       Class 2)         Class 2)         Class 2)     Products Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VIP         VIP Investment                      Franklin
                                                                   Equity-Income      Grade Bond      VIP Overseas     Growth and
                                 VIP Investment                       (Service         (Service         (Service         Income
                                   Grade Bond      VIP Overseas       Class 2)         Class 2)         Class 2)       Securities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     5,069,868  $     1,784,135  $         2,169  $        24,991  $         6,888  $       759,402
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        371,419          114,441               94            1,851              444           53,068
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     4,771,416  $     1,777,535  $         1,939  $        24,334  $         6,178  $       697,719
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.17  $          8.87  $         11.44  $         11.15  $         12.14  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.41  $          9.03  $         11.44  $         11.15  $         12.14  $         13.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                   Franklin         Franklin        Franklin          Franklin
                                   Templeton        Templeton       Templeton         Templeton          Janus
                                   Variable          Variable        Variable          Variable       Aspen Series        Lazard
                                   Insurance        Insurance       Insurance         Insurance         (Service        Retirement
                                 Products Trust   Products Trust  Products Trust    Products Trust      Shares)        Series, Inc.
                                  Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Franklin                          Templeton                       International
                                   Small Cap                        Developing        Templeton          Value
                                     Value        Mutual Shares      Markets           Foreign          (Service         Emerging
                                  Securities        Securities      Securities        Securities        Shares)          Markets
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       338,737  $       856,680  $        74,489  $       357,041  $        32,989  $         7,323
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         26,735           57,534           10,506           29,170            2,761              683
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       307,188  $       803,482  $        64,004  $       331,537  $        30,494  $         4,440
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.48  $         12.61  $         16.80  $         13.52  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.65  $         12.77  $         16.98  $         13.68  $         13.42  $         17.68
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable     LSA Variable     LSA Variable      LSA Variable    LSA Variable     LSA Variable
                                 Series Trust     Series Trust     Series Trust      Series Trust    Series Trust     Series Trust
                                  Sub-Account      Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 LSA Aggressive                        LSA                            LSA Capital          LSA
                                     Growth        LSA Balanced     Basic Value     LSA Blue Chip    Appreciation    Capital Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     5,473,823  $         8,779  $         8,139  $        16,300  $        16,516  $         1,494
Contracts in payout
   (annuitization) period                 1,884                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            2,222,500        6,076,182        2,515,318        2,222,915        2,745,000        4,430,340
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     7,698,207  $     6,084,961  $     2,523,457  $     2,239,215  $     2,761,516  $     4,431,834
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        865,940          593,655          250,841          251,880          301,805          520,168
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,902,450  $     5,938,281  $     2,507,380  $     2,516,133  $     3,016,462  $     5,213,891
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.85  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.59  $         10.43  $         11.62  $         10.06  $         11.44  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       MFS Variable
                                 LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable       Insurance
                                 Series Trust     Series Trust     Series Trust     Series Trust     Series Trust         Trust
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      LSA
                                  Diversified      LSA Emerging         LSA              LSA              LSA
                                    Mid Cap       Growth Equity    Equity Growth    Mid Cap Value     Value Equity       MFS Bond
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     3,242,984  $     4,294,714  $     3,908,673  $     3,436,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        10,780  $         8,379  $         9,173  $         2,411  $         7,079  $     2,793,304
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                            3,232,204        4,286,335        3,899,500        3,461,200        5,991,159                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     3,242,984  $     4,294,714  $     3,908,673  $     3,463,611  $     5,998,238  $     2,793,304
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        301,673          617,944          523,249          261,602          564,806          229,147
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     3,015,816  $     6,201,115  $     5,233,736  $     2,649,012  $     5,723,630  $     2,646,187
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.15
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.38  $         10.91  $          9.33  $         15.04  $         10.90  $         13.38
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    MFS Variable     MFS Variable
                                                                                      Insurance        Insurance     Morgan Stanley
                                 MFS Variable      MFS Variable     MFS Variable        Trust            Trust          Variable
                                   Insurance        Insurance        Insurance         (Service         (Service       Investment
                                     Trust            Trust            Trust            Class)           Class)          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                       MFS New
                                                                                      Discovery      MFS Utilities
                                      MFS         MFS Investors       MFS New          (Service         (Service       Aggressive
                                  High Income         Trust          Discovery          Class)           Class)          Equity
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,184,924
Contracts in payout
   (annuitization) period                     -                -                -                -                -           30,473
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       782,803  $     2,398,288  $     3,315,071  $         5,079  $           115  $    40,215,397
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         78,516          146,774          237,469              367                7        4,053,971
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       738,760  $     2,533,352  $     3,426,111  $         5,230  $           103  $    53,361,713
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.93  $          7.94  $         12.35  $         11.34  $         10.21  $          6.08
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.12  $          8.08  $         12.57  $         11.34  $         10.21  $          9.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment      Investment
                                     Series           Series           Series           Series           Series          Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                         Global
                                    Dividend                          European          Global          Dividend
                                     Growth           Equity           Growth         Advantage          Growth         High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   816,154,512  $   586,619,553  $   186,732,734  $    24,187,535  $   208,183,909  $    54,021,272
Contracts in payout
   (annuitization) period             4,484,568        2,044,840          569,359           36,000          849,431          232,324
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   820,639,080  $   588,664,393  $   187,302,093  $    24,223,535  $   209,033,340  $    54,253,596
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     60,474,508       27,065,030       11,296,869        3,318,292       16,369,095       45,977,624
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $ 1,705,183,482  $   872,305,459  $   187,940,941  $    29,392,067  $   198,508,842  $    91,709,654
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.41  $          6.20  $          7.33  $          6.40  $         10.28  $          4.25
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         35.09  $         79.71  $         34.14  $          7.59  $         19.91  $         15.42
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                   Investment       Investment       Investment       Investment       Investment       Investment
                                     Series           Series           Series           Series           Series           Series
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      Limited                                            Quality
                                 Income Builder    Information        Duration       Money Market    Pacific Growth    Income Plus
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    49,184,578  $     4,836,908  $    61,413,487  $   235,834,985  $    22,924,701  $   337,907,871
Contracts in payout
   (annuitization) period                71,591                -            6,146        1,387,401           54,674        2,964,291
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    49,256,169  $     4,836,908  $    61,419,633  $   237,222,386  $    22,979,375  $   340,872,162
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      4,485,990        1,007,689        6,135,828      237,222,386        5,773,712       31,768,142
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    48,803,364  $     4,508,304  $    62,154,031  $   237,222,386  $    25,016,909  $   334,164,351
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.81  $          4.60  $         10.68  $          9.86  $          3.92  $         11.10
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.43  $         11.46  $         11.69  $         23.04  $          8.14  $         30.92
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Morgan Stanley    Morgan Stanley   Morgan Stanley
                                                                                      Variable          Variable         Variable
                                Morgan Stanley   Morgan Stanley    Morgan Stanley    Investment        Investment       Investment
                                   Variable         Variable          Variable         Series            Series           Series
                                  Investment       Investment        Investment       (Class Y          (Class Y         (Class Y
                                    Series           Series            Series          Shares)           Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      Aggressive         Dividend
                                                                                        Equity            Growth           Equity
                                                                                       (Class Y          (Class Y         (Class Y
                                S&P 500 Index      Strategist        Utilities         Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   127,603,974  $   364,834,431  $   163,698,443  $    25,089,281  $   114,219,360  $    98,659,999
Contracts in payout
   (annuitization) period               310,384        1,714,360        1,310,527            1,885            7,984            4,917
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   127,914,358  $   366,548,791  $   165,008,970  $    25,091,166  $   114,227,344  $    98,664,916
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,577,616       23,894,967       13,169,112        2,544,743        8,430,062        4,542,584
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   127,958,702  $   352,667,539  $   207,882,136  $    25,786,456  $   108,015,454  $   113,156,292
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.44  $          9.25  $          6.37  $          5.85  $          9.26  $          5.89
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $          9.86  $         37.78  $         22.34  $         12.23  $         12.26  $         11.88
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment       Investment       Investment       Investment
                                    Series            Series           Series           Series           Series           Series
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   European           Global           Global
                                    Growth          Advantage     Dividend Growth     High Yield     Income Builder    Information
                                   (Class Y          (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,025,701
Contracts in payout
   (annuitization) period                     -                -                -                -                -            2,512
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    35,784,953  $     9,194,190  $    46,679,829  $    33,806,498  $    40,657,582  $    13,028,213
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,168,785        1,264,675        3,681,374       28,649,574        3,713,021        2,731,282
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    35,505,554  $     9,950,092  $    40,722,297  $    34,626,533  $    37,716,287  $    12,270,485
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.19  $          6.27  $         10.07  $          5.11  $         10.19  $          4.55
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.69  $         12.60  $         12.97  $         12.03  $         11.67  $         14.96
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                   Variable         Variable         Variable         Variable         Variable         Variable
                                  Investment        Investment       Investment      Investment       Investment       Investment
                                    Series            Series           Series          Series           Series           Series
                                   (Class Y          (Class Y         (Class Y        (Class Y         (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    Limited                                            Quality
                                   Duration        Money Market    Pacific Growth    Income Plus      S&P 500 Index      Strategist
                                   (Class Y          (Class Y         (Class Y         (Class Y          (Class Y         (Class Y
                                    Shares)          Shares)          Shares)          Shares)           Shares)          Shares)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $   120,622,818  $    90,996,494  $     7,364,292  $   136,145,839  $   127,060,639  $    87,244,393
Contracts in payout
   (annuitization) period                     -                -                -          260,285                -           27,984
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $   120,622,818  $    90,996,494  $     7,364,292  $   136,406,124  $   127,060,639  $    87,272,377
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     12,062,282       90,996,494        1,883,451       12,736,333       12,567,818        5,696,630
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $   122,028,483  $    90,996,494  $     6,956,423  $   133,534,174  $   120,243,640  $    82,214,789
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          9.93  $          9.73  $          4.89  $         10.22  $          7.23  $          9.03
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.15  $         10.37  $         13.94  $         12.84  $         12.11  $         12.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                Morgan Stanley
                                   Variable
                                  Investment
                                    Series         Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                   (Class Y          Variable         Variable         Variable         Variable         Variable
                                    Shares)       Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Oppenheimer
                                   Utilities                        Oppenheimer      Oppenheimer                       Main Street
                                   (Class Y        Oppenheimer        Capital           Global        Oppenheimer       Small Cap
                                    Shares)            Bond         Appreciation      Securities      High Income         Growth
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    25,282,098  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
Contracts in payout
   (annuitization) period                12,817                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    25,294,915  $     4,894,145  $     6,527,395  $     5,790,956  $     1,547,704  $     3,423,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,018,748          428,559          188,109          230,899          179,757          254,720
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    32,269,043  $     4,713,901  $     7,237,118  $     5,586,481  $     1,501,603  $     2,795,177
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          5.86  $         12.47  $         10.06  $         13.61  $         11.17  $         14.63
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.51  $         12.69  $         10.24  $         13.86  $         11.37  $         14.89
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                  Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                    Variable         Variable         Variable         Variable         Variable         Variable
                                 Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                    ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Oppenheimer        Capital           Global        Oppenheimer      Oppenheimer      Main Street
                                  Aggressive       Appreciation      Securities          High             Main          Small Cap
                                  Growth (SC)         (SC)              (SC)         Income (SC)      Street (SC)      Growth (SC)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $        70,489  $       332,965  $       101,582  $       198,261  $       345,452  $       280,132
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                          1,929            9,643            4,070           23,107           18,086           20,905
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $        69,877  $       317,447  $        91,228  $       192,701  $       327,465  $       258,755
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.38  $         12.23  $         14.20  $         12.95  $         12.56  $         14.05
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         12.47  $         12.32  $         14.32  $         13.04  $         12.71  $         14.75
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 Oppenheimer       Oppenheimer
                                   Variable         Variable
                                Account Funds     Account Funds   PIMCO Advisors   PIMCO Advisors   PIMCO Variable   PIMCO Variable
                                (Service Class    (Service Class     Variable         Variable        Insurance        Insurance
                                    ("SC"))           ("SC"))     Insurance Trust  Insurance Trust      Trust            Trust
                                  Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Oppenheimer
                                    Multiple       Oppenheimer                           PEA
                                   Strategies       Strategic          OpCap         Science and
                                      (SC)          Bond (SC)        Small Cap        Technology      Foreign Bond     Money Market
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       244,536  $       349,475  $         1,425  $           549  $         1,696  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,409           68,124               46              280              169           13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       234,400  $       339,162  $         1,249  $           525  $         1,690  $        13,921
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         13.02  $         12.11  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         13.18  $         12.21  $         13.05  $         12.55  $         10.81  $          9.93
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                PIMCO Variable
                                  Insurance           Putnam           Putnam           Putnam           Putnam           Putnam
                                    Trust         Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VT The George          VT
                                    PIMCO          Putnam Fund      Global Asset    VT Growth and      VT Health
                                Total Return        of Boston        Allocation         Income          Sciences      VT High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         1,220  $     4,859,799  $        61,584  $    48,212,408  $       105,398  $       431,437
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            118          446,673            4,579        2,072,760            9,608           54,337
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         1,216  $     4,583,965  $        57,255  $    44,767,709  $        98,953  $       376,064
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.09  $         11.24  $         12.40  $          9.20  $         11.24  $         12.84
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.09  $         12.16  $         12.51  $         13.59  $         11.37  $         13.43
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam            Putnam           Putnam           Putnam           Putnam           Putnam
                                Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                  Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        VT
                                                       VT          International
                                                  International      Growth and                            VT             VT New
                                   VT Income          Equity           Income        VT Investors     Money Market    Opportunities
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       200,978  $    70,457,108  $         4,259  $       853,069  $        53,938  $       122,170
Contracts in payout
   (annuitization) period                     -           50,447                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       200,978  $    70,507,555  $         4,259  $       853,069  $        53,938  $       122,170
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         15,652        5,486,969              377           95,743           53,938            8,022
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       197,079  $    67,445,513  $         3,518  $       779,859  $        53,938  $       119,573
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.43  $          7.14  $         12.55  $         12.09  $          9.75  $         13.42
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.51  $         13.47  $         12.55  $         13.07  $          9.91  $         13.58
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                    Putnam           Putnam           Putnam           Putnam            Putnam           Putnam
                                Variable Trust   Variable Trust   Variable Trust   Variable Trust    Variable Trust   Variable Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    VT Utilities
                                                                   VT Small Cap      Growth and
                                 VT New Value      VT Research        Value            Income           VT Vista        VT Voyager
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $         8,145  $         6,829  $    39,105,101  $        33,264  $        84,523  $    48,083,601
Contracts in payout
   (annuitization) period                     -                -            2,513                -                -           32,006
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $         8,145  $         6,829  $    39,107,614  $        33,264  $        84,523  $    48,115,607
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                            571              645        2,158,257            2,920            8,065        1,853,452
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $         7,565  $         6,507  $    28,764,711  $        29,588  $        81,833  $    55,485,821
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         14.51  $         13.15  $         10.64  $         14.07  $         13.49  $          5.45
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.51  $         13.15  $         11.81  $         14.14  $         13.65  $         12.48
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                Salomon Brothers
                                    Rydex           Variable        STI Classic      STI Classic      STI Classic     STI Classic
                                Variable Trust    Series Funds     Variable Trust   Variable Trust   Variable Trust  Variable Trust
                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
                                                                                                           STI
                                                    Variable        STI Capital      STI Growth &     International   STI Investment
                                  Rydex OTC         All Cap         Appreciation        Income            Equity         Grade Bond
                                --------------- ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $            51  $         5,799  $       253,766  $       116,659  $           991  $       116,442
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                              4              371           16,468           11,550              105           11,338
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $            51  $         5,255  $       240,163  $       107,928  $           963  $       116,215
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.71  $         11.26  $         10.70  $         11.32  $         12.26  $          9.99
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.71  $         11.26  $         10.75  $         11.36  $         12.27  $         10.03
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    The Universal    The Universal    The Universal
                                  STI Classic      STI Classic      STI Classic     Institutional    Institutional    Institutional
                                 Variable Trust   Variable Trust   Variable Trust    Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                        STI
                                      STI         STI Small Cap     Value Income     UIF Emerging         UIF
                                 Mid-Cap Equity    Value Equity        Stock        Markets Equity   Equity Growth    UIF High Yield
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $       131,347  $        84,840  $        38,544  $    33,382,194  $    56,320,480  $       326,201
Contracts in payout
   (annuitization) period                     -                -                -          134,819           13,783                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $       131,347  $        84,840  $        38,544  $    33,517,013  $    56,334,263  $       326,201
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                         12,839            5,732            3,059        3,707,634        4,408,002           46,009
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $       123,249  $        75,871  $        35,123  $    29,350,978  $    69,428,782  $       279,498
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.41  $         12.18  $         11.23  $          7.64  $          5.94  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.44  $         12.23  $         11.25  $         13.06  $         10.95  $         11.85
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     The Universal    The Universal
                                 The Universal    The Universal    The Universal    The Universal    Institutional    Institutional
                                 Institutional    Institutional    Institutional    Institutional     Funds, Inc.      Funds, Inc.
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                      UIF                                                             UIF Emerging     UIF Emerging
                                 International         UIF              UIF            UIF U.S.       Markets Debt    Markets Equity
                                    Magnum        Mid Cap Growth   Mid Cap Value     Real Estate       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $    28,441,414  $    26,110,755  $   113,824,506  $    61,481,550  $     2,333,019  $     4,042,710
Contracts in payout
   (annuitization) period                87,357            1,256           61,763          144,429                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $    28,528,771  $    26,112,011  $   113,886,269  $    61,625,979  $     2,333,019  $     4,042,710
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      2,881,694        3,064,790        7,679,452        3,955,454          258,650          447,202
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $    27,478,716  $    21,861,311  $   100,705,904  $    49,917,984  $     2,214,493  $     3,509,431
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $          7.31  $         10.10  $          8.90  $         12.08  $         11.22  $         14.78
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         10.55  $         12.09  $         12.31  $         18.77  $         13.96  $         14.91
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                 The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                                 Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                  Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                          UIF              UIF
                                 UIF Equity and        UIF           UIF Global          UIF         Small Company     U.S. Mid Cap
                                    Income        Equity Growth      Franchise      Mid Cap Growth       Growth           Value
                                  (Class II)        (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
Contracts in payout
   (annuitization) period                     -                -                -                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     6,494,199  $     7,030,189  $     9,257,072  $    10,261,922  $    11,025,848  $    18,124,207
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        557,921          551,387          750,168        1,204,451          822,824        1,223,782
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     6,037,018  $     6,565,566  $     8,424,241  $     9,374,958  $    10,277,740  $    16,294,107
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         11.52  $         11.61  $         12.14  $         13.00  $         13.50  $         13.29
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         11.62  $         11.71  $         12.25  $         13.12  $         13.62  $         13.41
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Van Kampen
                                 The Universal      Van Kampen       Van Kampen       Van Kampen       Van Kampen          Life
                                 Institutional         Life             Life             Life             Life          Investment
                                  Funds, Inc.       Investment       Investment       Investment       Investment         Trust
                                  (Class II)          Trust            Trust            Trust            Trust          (Class II)
                                  Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   UIF U.S.                                                                           LIT Aggressive
                                  Real Estate                       LIT Emerging                          LIT             Growth
                                  (Class II)       LIT Comstock        Growth       LIT Government    Money Market      (Class II)
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets                $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units              $     9,333,893  $    62,703,243  $    95,784,555  $     1,491,153  $     2,988,509  $     3,686,760
Contracts in payout
   (annuitization) period                     -          265,780           96,572                -                -                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -                -                -                -
                                ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets            $     9,333,893  $    62,969,023  $    95,881,127  $     1,491,153  $     2,988,509  $     3,686,760
                                ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        600,637        5,345,418        3,944,102          156,142        2,988,509          871,574
                                ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments             $     8,492,060  $    54,402,566  $   135,792,694  $     1,472,332  $     2,988,509  $     3,454,075
                                ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         12.67  $         10.30  $          4.28  $         10.62  $         10.60  $         12.75
                                ===============  ===============  ===============  ===============  ===============  ===============
    Highest                     $         14.60  $         12.38  $         12.13  $         10.69  $         10.79  $         12.86
                                ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2003
---------------------------------------------------------------------------------

                                  Van Kampen       Van Kampen       Van Kampen
                                     Life             Life             Life
                                  Investment        Investment       Investment
                                     Trust            Trust            Trust
                                  (Class II)        (Class II)       (Class II)
                                  Sub-Account      Sub-Account      Sub-Account
                                ---------------  ---------------  ---------------
                                                   LIT Emerging    LIT Growth and
                                 LIT Comstock         Growth           Income
                                  (Class II)        (Class II)       (Class II)
                                ---------------  ---------------  ---------------
ASSETS
Investments at fair value       $   137,393,163  $    45,747,914  $    28,597,862
                                ---------------  ---------------  ---------------
    Total assets                $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
NET ASSETS
Accumulation units              $   137,390,651  $    45,745,401  $    28,597,862
Contracts in payout
   (annuitization) period                 2,512            2,513                -
Retained in Allstate Financial
   Advisors Separate Account I
   by Allstate Life Insurance
   Company                                    -                -                -
                                ---------------  ---------------  ---------------
    Total net assets            $   137,393,163  $    45,747,914  $    28,597,862
                                ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                     11,693,035        1,890,410        1,679,264
                                ===============  ===============  ===============
Cost of investments             $   115,698,504  $    46,265,858  $    25,938,738
                                ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                      $         10.24  $          6.66  $         11.38
                                ===============  ===============  ===============
    Highest                     $         12.53  $         11.85  $         13.44
                                ===============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          AIM Variable    AIM Variable   AIM Variable   AIM Variable  AIM Variable  AIM Variable
                                            Insurance      Insurance      Insurance      Insurance     Insurance     Insurance
                                              Funds          Funds          Funds          Funds         Funds         Funds
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                       ---------------------------------------------------------------------------------------------

                                            AIM V. I.                                    AIM V. I.                   AIM V. I.
                                             Capital       AIM V. I.    AIM V. I. Dent  Diversified    AIM V. I.   International
                                          Appreciation    Core Equity    Demographics      Income       Growth        Growth
                                       ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          -   $     26,190   $        -   $     89,498    $           -   $     6,311
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (437,806)       (30,017)        (133)       (14,855)        (220,841)      (13,649)
    Administrative expense                  (28,440)        (2,515)          (9)        (1,234)         (14,276)       (1,133)
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net investment income (loss)           (466,246)        (6,342)        (142)        73,409         (235,117)       (8,471)
                                       ------------   ------------   ----------   ------------    -------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  28,297,978        390,479          348        255,545       14,917,626       189,850
    Cost of investments sold             29,872,133        509,661          406        261,083       15,925,038       256,885
                                       ------------   ------------   ----------   ------------    -------------   -----------

      Realized gains (losses)
        on fund shares                   (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Realized gain distributions                       -              -            -              -                -             -
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized gains (losses)          (1,574,155)      (119,182)         (58)        (5,538)      (1,007,412)      (67,035)

Change in unrealized gains (losses)       9,272,620        653,459        2,957         22,099        4,958,675       359,526
                                       ------------   ------------   ----------   ------------    -------------   -----------

    Net realized and unrealized
      gains (losses) on investments       7,698,465        534,277        2,899         16,561        3,951,263       292,491
                                       ------------   ------------   ----------   ------------    -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  7,232,219   $    527,935   $    2,757   $     89,970    $   3,716,146   $   284,020
                                       ============   ============   ==========   ============    =============   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Alliance     Alliance
                                                       AIM Variable      AIM Variable   AIM Variable    Bernstein    Bernstein
                                     AIM Variable        Insurance         Insurance      Insurance      Variable     Variable
                                       Insurance           Funds             Funds          Funds         Product      Product
                                         Funds           Series II         Series II      Series II     Series Fund  Series Fund
                                      Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account  Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                                                           AIM V. I.                                  Alliance
                                                                            Capital        AIM V. I.     Alliance    Bernstein
                                       AIM V. I.        AIM V. I.         Appreciation      Premier     Bernstein     Growth &
                                    Premier Equity  Basic Value II (a)       II (a)      Equity II (a)  Growth (b)   Income (c)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    142,542   $          -   $           -   $     4,583   $          -   $   1,354,057
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (726,142)       (28,248)        (18,360)      (11,321)      (287,267)     (2,484,211)
    Administrative expense                  (47,862)        (3,377)         (2,221)       (1,378)       (20,497)       (167,390)
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net investment income (loss)           (631,462)       (31,625)        (20,581)       (8,116)      (307,764)     (1,297,544)
                                       ------------   ------------   -------------   -----------   ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  12,333,029        216,277         478,205       414,117     18,067,253      90,564,792
    Cost of investments sold             16,038,980        206,631         451,746       412,001     18,821,975      94,052,346
                                       ------------   ------------   -------------   -----------   ------------   -------------

      Realized gains (losses)
        on fund shares                   (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Realized gain distributions                       -              -               -             -              -               -
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized gains (losses)          (3,705,951)         9,646          26,459         2,116       (754,722)     (3,487,554)

Change in unrealized gains (losses)      14,392,736        668,867         334,534       180,624      6,204,345      48,940,333
                                       ------------   ------------   -------------   -----------   ------------   -------------

    Net realized and unrealized
      gains (losses) on investments      10,686,785        678,513         360,993       182,740      5,449,623      45,452,779
                                       ------------   ------------   -------------   -----------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $ 10,055,323   $    646,888   $     340,412   $   174,624   $  5,141,859   $  44,155,235
                                       ============   ============   =============   ===========   ============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     Alliance         Alliance
                                    Bernstein        Bernstein       Fidelity       Fidelity        Fidelity         Fidelity
                                     Variable         Variable       Variable       Variable        Variable         Variable
                                     Product          Product        Insurance      Insurance      Insurance        Insurance
                                   Series Fund      Series Fund    Products Fund  Products Fund  Products Fund    Products Fund
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account
                               -------------------------------------------------------------------------------------------------

                                                      Alliance
                                     Alliance        Bernstein
                                 Bernstein Premier   Small Cap                                    VIP High
                                    Growth (d)        Value (a)   VIP Contrafund    VIP Growth     Income       VIP Index 500
                               ----------------------------------------------------------------------------  --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $           -   $      6,883   $     20,149   $     10,098  $     55,993   $     71,781
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk           (524,169)       (56,406)       (57,680)       (48,855)      (12,656)       (63,223)
    Administrative expense                (35,759)        (6,572)        (4,742)        (4,045)       (1,051)        (5,266)
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net investment income (loss)         (559,928)       (56,095)       (42,273)       (42,802)       42,286          3,292
                                    -------------   ------------   ------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                14,156,147        174,606        718,823        574,538        91,447      1,131,747
    Cost of investments sold           18,132,152        164,028        769,769        792,686        95,226      1,356,018
                                    -------------   ------------   ------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                 (3,976,005)        10,578        (50,946)      (218,148)       (3,779)      (224,271)

Realized gain distributions                     -         18,246              -              -             -              -
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized gains (losses)        (3,976,005)        28,824        (50,946)      (218,148)       (3,779)      (224,271)

Change in unrealized gains (losses)    11,330,452      1,521,098      1,278,599      1,359,961       190,651      1,500,936
                                    -------------   ------------   ------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments     7,354,447      1,549,922      1,227,653      1,141,813       186,872      1,276,665
                                    -------------   ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   6,794,519   $  1,493,827   $  1,185,380   $  1,099,011  $    229,158   $  1,279,957
                                    =============   ============   ============   ============  ============   ============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(d) Previously known as Alliance Premier Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                        Fidelity        Fidelity      Fidelity
                                                                        Variable        Variable      Variable        Franklin
                                       Fidelity         Fidelity       Insurance       Insurance      Insurance      Templeton
                                       Variable         Variable     Products Fund   Products Fund  Products Fund     Variable
                                       Insurance       Insurance        (Service        (Service       (Service      Insurance
                                     Products Fund   Products Fund      Class 2)        Class 2)       Class 2)    Products Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -----------------------------------------------------------------------------------------------

                                                                          VIP        VIP Investment                   Franklin
                                                                     Equity-Income     Grade Bond   VIP Overseas     Growth and
                                     VIP Investment                     (Service        (Service      (Service         Income
                                       Grade Bond     VIP Overseas      Class 2)         Class 2)     Class 2)     Securities (e)
                                     -----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $    202,341   $     10,760   $     128   $      4,943      $       17   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (59,611)       (15,955)        (92)          (944)            (55)        (1,833)
    Administrative expense                   (5,026)        (1,339)         (7)           (67)             (4)          (247)
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net investment income (loss)            137,704         (6,534)         29          3,932             (42)        (2,080)
                                       ------------   ------------   ---------   ------------      ----------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,624,577        181,460       6,719        130,061              98         10,985
    Cost of investments sold              1,571,998        235,796       6,557        128,451             104         10,517
                                       ------------   ------------   ---------   ------------      ----------   ------------

      Realized gains (losses)
        on fund shares                       52,579        (54,336)        162          1,610              (6)           468

Realized gain distributions                  71,194              -           -          1,806               -              -
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized gains (losses)             123,773        (54,336)        162          3,416              (6)           468

Change in unrealized gains (losses)         (77,765)       562,541       1,268         (4,060)          1,541         61,683
                                       ------------   ------------   ---------   ------------      ----------   ------------

    Net realized and unrealized
      gains (losses) on investments          46,008        508,205       1,430           (644)          1,535         62,151
                                       ------------   ------------   ---------   ------------      ----------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    183,712   $    501,671   $   1,459   $      3,288      $    1,493   $     60,071
                                       ============   ============   =========   ============      ==========   ============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Franklin         Franklin        Franklin         Franklin
                                      Templeton       Templeton       Templeton        Templeton          Janus           Janus
                                      Variable         Variable        Variable         Variable       Aspen Series    Aspen Series
                                      Insurance       Insurance       Insurance        Insurance         (Service        (Service
                                    Products Trust  Products Trust  Products Trust   Products Trust      Shares)         Shares)
                                     Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------

                                      Franklin                        Templeton                       International      Worldwide
                                      Small Cap                       Developing       Templeton          Value           Growth
                                        Value       Mutual Shares       Markets         Foreign          (Service        (Service
                                    Securities (e)  Securities (e)  Securities (e)   Securities (e)    Shares) (f)        Shares)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $         -   $           -   $           -   $           -    $         58   $         51
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (989)         (2,329)           (292)           (979)           (186)           (94)
    Administrative expense                    (122)           (284)            (34)           (110)            (13)            (6)
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net investment income (loss)            (1,111)         (2,613)           (326)         (1,089)           (141)           (49)
                                       -----------   -------------   -------------   -------------    ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     13,484          19,737           2,331          11,687             207          9,993
    Cost of investments sold                12,854          18,973           2,034          11,484             220         10,535
                                       -----------   -------------   -------------   -------------    ------------   ------------

      Realized gains (losses)
        on fund shares                         630             764             297             203             (13)          (542)

Realized gain distributions                      -               -               -               -               -              -
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized gains (losses)                630             764             297             203             (13)          (542)

Change in unrealized gains (losses)         31,549          53,198          10,485          25,504           3,814          1,825
                                       -----------   -------------   -------------   -------------    ------------   ------------

    Net realized and unrealized
      gains (losses) on investments         32,179          53,962          10,782          25,707           3,801          1,283
                                       -----------   -------------   -------------   -------------    ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    31,068   $      51,349   $      10,456   $      24,618    $      3,660   $      1,234
                                       ===========   =============   =============   =============    ============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Lazard
                                        Retirement    LSA Variable    LSA Variable    LSA Variable   LSA Variable    LSA Variable
                                       Series, Inc.   Series Trust    Series Trust    Series Trust   Series Trust    Series Trust
                                        Sub-Account   Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                   -------------------------------------------------------------------------------------------------

                                         Emerging    LSA Aggressive                      LSA                         LSA Capital
                                          Markets        Growth       LSA Balanced   Basic Value    LSA Blue Chip    Appreciation
                                   -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $        3   $           -   $       66,521   $          -    $       417   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                (81)        (64,008)             (96)           (80)          (187)         (203)
    Administrative expense                     (6)         (3,840)              (7)            (5)           (13)          (15)
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net investment income (loss)              (84)        (67,848)          66,418            (85)           217          (218)
                                       ----------   -------------   --------------   ------------    -----------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       462         905,185              354            118          2,036         1,513
    Cost of investments sold                  383         863,199              382            118          2,306         1,787
                                       ----------   -------------   --------------   ------------    -----------   -----------

      Realized gains (losses)
        on fund shares                         79          41,986              (28)             -           (270)         (274)

Realized gain distributions                     -               -               30              -              -             -
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized gains (losses)                79          41,986                2              -           (270)         (274)

Change in unrealized gains (losses)         2,500       1,874,478        1,309,334        631,795        450,797       643,083
                                       ----------   -------------   --------------   ------------    -----------   -----------

    Net realized and unrealized
      gains (losses) on investments         2,579       1,916,464        1,309,336        631,795        450,527       642,809
                                       ----------   -------------   --------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $    2,495   $   1,848,616   $    1,375,754   $    631,710    $   450,744   $   642,591
                                       ==========   =============   ==============   ============    ===========   ===========

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                     LSA Variable    LSA Variable   LSA Variable    LSA Variable   LSA Variable       LSA Variable
                                     Series Trust    Series Trust   Series Trust    Series Trust   Series Trust       Series Trust
                                      Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account        Sub-Account
                                   ------------------------------------------------------------------------------------------------

                                                         LSA            LSA
                                     LSA Capital     Disciplined    Diversified     LSA Emerging          LSA               LSA
                                     Growth (g)       Equity (h)      Mid Cap      Growth Equity    Equity Growth (i) Mid Cap Value
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     8,467   $          13   $     2,081   $             -    $          -   $       2,641
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (18)            (27)         (117)              (82)            (85)            (28)
    Administrative expense                   (1)             (2)           (8)               (6)             (5)             (2)
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net investment income (loss)          8,448             (16)        1,956               (88)            (90)          2,611
                                    -----------   -------------   -----------   ---------------    ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      26           6,127           160             1,094              91              32
    Cost of investments sold                 31       3,377,089           163             1,447              89              33
                                    -----------   -------------   -----------   ---------------    ------------   -------------

      Realized gains (losses)
        on fund shares                       (5)     (3,370,962)           (3)             (353)              2              (1)

Realized gain distributions                   -               -             -                 -               -         130,004
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized gains (losses)              (5)     (3,370,962)           (3)             (353)              2         130,003

Change in unrealized gains (losses)     835,884       3,682,249       798,712         1,371,530         742,678         853,023
                                    -----------   -------------   -----------   ---------------    ------------   -------------

    Net realized and unrealized
      gains (losses) on investments     835,879         311,287       798,709         1,371,177         742,680         983,026
                                    -----------   -------------   -----------   ---------------    ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $   844,327   $     311,271   $   800,665   $     1,371,089    $    742,590   $     985,637
                                    ===========   =============   ===========   ===============    ============   =============


(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable  MFS Variable   MFS Variable  MFS Variable  MFS Variable
                                           LSA Variable     Insurance     Insurance      Insurance     Insurance     Insurance
                                           Series Trust       Trust         Trust          Trust         Trust     (Service Class)
                                            Sub-Account    Sub-Account   Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                       -------------------------------------------------------------------------------------
                                                                                                                       MFS New
                                               LSA                           MFS       MFS Investors     MFS New      Discovery
                                           Value Equity      MFS Bond    High Income       Trust        Discovery  (Service Class)
                                       -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $     78,571   $      143,808   $     24,994   $     12,936   $          -   $         -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                  (85)         (29,933)        (7,249)       (23,736)       (32,435)          (62)
    Administrative expense                       (6)          (2,511)          (599)        (1,985)        (2,678)           (4)
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net investment income (loss)             78,480          111,364         17,146        (12,785)       (35,113)          (66)
                                       ------------   --------------   ------------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          90          695,403         77,112        189,202        407,854            72
    Cost of investments sold                    101          665,768         77,890        237,989        549,333            89
                                       ------------   --------------   ------------   ------------   ------------   -----------

      Realized gains (losses)
        on fund shares                          (11)          29,635           (778)       (48,787)      (141,479)          (17)

Realized gain distributions                       -                -              -              -              -             -
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized gains (losses)                 (11)          29,635           (778)       (48,787)      (141,479)          (17)

Change in unrealized gains (losses)       1,321,299           47,270         77,101        446,307        910,936         1,298
                                       ------------   --------------   ------------   ------------   ------------   -----------

    Net realized and unrealized
      gains (losses) on investments       1,321,288           76,905         76,323        397,520        769,457         1,281
                                       ------------   --------------   ------------   ------------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  1,399,768   $      188,269   $     93,469   $    384,735   $    734,344   $     1,215
                                       ============   ==============   ============   ============   ============   ===========


See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           MFS Variable
                                             Insurance          Morgan Stanley          Morgan Stanley         Morgan Stanley
                                               Trust                Variable               Variable               Variable
                                            (Service              Investment              Investment             Investment
                                             Class)                 Series                  Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                          MFS Utilities
                                            (Service               Aggressive              Dividend
                                             Class)                  Equity                 Growth                 Equity
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  2   $              2,880   $         14,821,330   $          2,173,847
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                           (1)              (519,336)           (10,100,932)            (7,571,982)
    Administrative expense                                -                (37,809)              (753,830)              (551,951)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                          1               (554,265)             3,966,568             (5,950,086)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                   1             15,824,842            202,853,328            154,043,057
    Cost of investments sold                              2             23,387,343            163,618,376            255,940,005
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (1)            (7,562,501)            39,234,952           (101,896,948)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                          (1)            (7,562,501)            39,234,952           (101,896,948)

Change in unrealized gains (losses)                      29             16,409,763            135,729,451            216,938,677
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                      28              8,847,262            174,964,403            115,041,729
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                 29   $          8,292,997   $        178,930,971   $        109,091,643
                                       ====================   ====================   ====================   ====================
                                       35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                           Morgan Stanley        Morgan Stanley
                                              Variable              Variable
                                             Investment            Investment
                                               Series                Series
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             European                 Global
                                              Growth                Advantage
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,584,107   $            241,739
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,243,384)              (298,430)
    Administrative expense                         (166,737)               (21,795)
                                       --------------------   --------------------

    Net investment income (loss)                   (826,014)               (78,486)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          77,187,639             23,115,959
    Cost of investments sold                     86,835,353             26,152,727
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (9,647,714)            (3,036,768)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                  (9,647,714)            (3,036,768)

Change in unrealized gains (losses)              51,641,657              8,848,892
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              41,993,943              5,812,124
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         41,167,929   $          5,733,638
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                              Global
                                             Dividend
                                              Growth               High Yield           Income Builder          Information
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          3,802,963   $          4,956,396   $          1,489,956   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,455,239)              (659,538)              (629,669)               (41,717)
    Administrative expense                         (184,735)               (48,080)               (46,621)                (3,052)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                  1,162,989              4,248,778                813,666                (44,769)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         151,731,204             69,560,201             17,452,228              9,739,412
    Cost of investments sold                    160,225,940            103,745,756             18,911,499              9,628,942
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (8,494,736)           (34,185,555)            (1,459,271)               110,470

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (8,494,736)           (34,185,555)            (1,459,271)               110,470

Change in unrealized gains (losses)              58,039,750             41,547,202              8,906,070              1,291,252
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              49,545,014              7,361,647              7,446,799              1,401,722
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         50,708,003   $         11,610,425   $          8,260,465   $          1,356,953
                                       ====================   ====================   ====================   ====================
                                       36

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                             Limited
                                             Duration             Money Market
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          2,648,877   $          2,119,956
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (938,768)            (4,064,721)
    Administrative expense                          (70,493)              (300,205)
                                       --------------------   --------------------

    Net investment income (loss)                  1,639,616             (2,244,970)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          58,920,320            892,844,950
    Cost of investments sold                     59,148,449            892,844,950
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (228,129)                     -

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (228,129)                     -

Change in unrealized gains (losses)                (894,667)                     -
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              (1,122,796)                     -
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            516,820   $         (2,244,970)
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                    Quality
                                          Pacific Growth          Income Plus           S&P 500 Index            Strategist
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $         20,981,068   $          1,175,947   $          5,928,844
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (252,635)            (4,880,361)            (1,537,023)            (4,574,842)
    Administrative expense                          (18,581)              (365,822)              (112,441)              (333,607)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                   (271,216)            15,734,885               (473,517)             1,020,395
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          44,915,144            212,833,774             91,026,166             81,422,776
    Cost of investments sold                     44,308,994            210,880,028            106,123,438             88,406,218
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                              606,150              1,953,746            (15,097,272)            (6,983,442)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                     606,150              1,953,746            (15,097,272)            (6,983,442)

Change in unrealized gains (losses)               4,802,671              7,217,356             42,462,912             82,409,928
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               5,408,821              9,171,102             27,365,640             75,426,486
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          5,137,605   $         24,905,987   $         26,892,123   $         76,446,881
                                       ====================   ====================   ====================   ====================
                                       37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                                                Morgan Stanley
                                                                   Variable
                                          Morgan Stanley          Investment
                                             Variable               Series
                                            Investment             (Class Y
                                              Series                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                   Aggressive
                                                                     Equity
                                                                    (Class Y
                                            Utilities                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          4,881,020   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (2,149,991)              (342,614)
    Administrative expense                         (161,546)               (21,857)
                                       --------------------   --------------------

    Net investment income (loss)                  2,569,483               (364,471)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          71,303,054             18,522,712
    Cost of investments sold                     93,949,422             21,123,245
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                          (22,646,368)            (2,600,533)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                 (22,646,368)            (2,600,533)

Change in unrealized gains (losses)              43,704,994              7,822,795
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              21,058,626              5,222,262
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         23,628,109   $          4,857,791
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                             Dividend                                      European                Global
                                              Growth                 Equity                 Growth                Advantage
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $          1,509,829   $            111,058   $            174,540   $             53,576
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                   (1,374,924)            (1,263,843)              (423,916)              (101,941)
    Administrative expense                          (90,620)               (83,294)               (27,312)                (6,658)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     44,285             (1,236,079)              (276,688)               (55,023)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          10,250,964              9,035,272             88,127,452                850,244
    Cost of investments sold                     11,260,207             12,129,857             87,807,963              1,153,285
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                           (1,009,243)            (3,094,585)               319,489               (303,041)

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                  (1,009,243)            (3,094,585)               319,489               (303,041)

Change in unrealized gains (losses)              21,715,571             19,845,435              8,065,950              2,054,132
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              20,706,328             16,750,850              8,385,439              1,751,091
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         20,750,613   $         15,514,771   $          8,108,751   $          1,696,068
                                       ====================   ====================   ====================   ====================
                                       38

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                             Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                              Global
                                         Dividend Growth           High Yield
                                            (Class Y                (Class Y
                                             Shares)                 Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            547,199   $          1,994,018
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (479,317)              (352,602)
    Administrative expense                          (31,708)               (23,980)
                                       --------------------   --------------------

    Net investment income (loss)                     36,174              1,617,436
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,172,542              6,192,053
    Cost of investments sold                      3,236,901              6,914,006
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                              (64,359)              (721,953)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                     (64,359)              (721,953)

Change in unrealized gains (losses)               8,828,168              3,651,472
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               8,763,809              2,929,519
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          8,799,983   $          4,546,955
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley         Morgan Stanley         Morgan Stanley
                                             Variable               Variable               Variable               Variable
                                            Investment             Investment             Investment             Investment
                                              Series                 Series                 Series                 Series
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                             Shares)                Shares)                Shares)                Shares)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                           Limited
                                          Income Builder          Information              Duration             Money Market
                                             (Class Y               (Class Y               (Class Y               (Class Y
                                              Shares)                Shares)                Shares)                Shares)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            783,973   $                  -   $          3,783,430   $            443,488
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (375,830)              (136,517)            (1,718,512)            (1,638,118)
    Administrative expense                          (25,431)                (9,070)              (111,843)              (108,538)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    382,712               (145,587)             1,953,075             (1,303,168)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           3,147,732              1,742,644             26,724,026            403,270,602
    Cost of investments sold                      3,141,152              2,188,370             26,872,841            403,270,602
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                6,580               (445,726)              (148,815)                     -

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                       6,580               (445,726)              (148,815)                     -

Change in unrealized gains (losses)               4,281,235              4,341,652             (1,595,577)                     -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               4,287,815              3,895,926             (1,744,392)                     -
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          4,670,527   $          3,750,339   $            208,683   $         (1,303,168)
                                       ====================   ====================   ====================   ====================
                                       39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          Morgan Stanley         Morgan Stanley
                                             Variable               Variable
                                            Investment             Investment
                                              Series                 Series
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                     Quality
                                          Pacific Growth          Income Plus
                                             (Class Y               (Class Y
                                              Shares)                Shares)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $          7,012,472
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (88,181)            (2,049,488)
    Administrative expense                           (5,941)              (134,218)
                                       --------------------   --------------------

    Net investment income (loss)                    (94,122)             4,828,766
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                         143,863,443             37,830,026
    Cost of investments sold                    141,787,909             37,481,618
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            2,075,534                348,408

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   2,075,534                348,408

Change in unrealized gains (losses)               1,227,490              2,196,274
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               3,303,024              2,544,682
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          3,208,902   $          7,373,448
                                       ====================   ====================

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Morgan Stanley   Morgan Stanley    Morgan Stanley
                                      Variable         Variable          Variable
                                     Investment       Investment        Investment
                                       Series           Series            Series       Oppenheimer     Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y        Variable        Variable       Variable
                                       Shares)          Shares)           Shares)     Account Funds   Account Funds  Account Funds
                                    Sub-Account      Sub-Account       Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                 --------------------------------------------------------------------------------------------------

                                   S&P 500 Index      Strategist        Utilities                       Oppenheimer    Oppenheimer
                                      (Class Y         (Class Y          (Class Y      Oppenheimer         Capital         Global
                                       Shares)          Shares)           Shares)         Bond          Appreciation    Securities
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $     776,610   $    1,034,788   $     607,678   $     326,357   $       20,134   $     34,331
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk         (1,408,436)      (1,076,311)       (339,178)        (62,735)         (64,548)       (54,931)
    Administrative expense                (95,059)         (70,728)        (22,433)         (5,226)          (5,376)        (4,583)
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net investment income (loss)         (726,885)        (112,251)        246,067         258,396          (49,790)       (25,183)
                                    -------------   --------------   -------------   -------------   --------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                11,461,314        7,112,036       3,141,575       5,397,649          636,239        774,433
    Cost of investments sold           12,914,078        7,608,036       4,567,970       5,284,152          892,017      1,050,888
                                    -------------   --------------   -------------   -------------   --------------   ------------

      Realized gains (losses)
        on fund shares                 (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Realized gain distributions                     -                -               -               -                -              -
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized gains (losses)        (1,452,764)        (496,000)     (1,426,395)        113,497         (255,778)      (276,455)

Change in unrealized gains (losses)    23,609,209       15,682,854       4,371,245        (119,325)       1,711,456      1,955,099
                                    -------------   --------------   -------------   -------------   --------------   ------------

    Net realized and unrealized
      gains (losses) on investments    22,156,445       15,186,854       2,944,850          (5,828)       1,455,678      1,678,644
                                    -------------   --------------   -------------   -------------   --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $  21,429,560   $   15,074,603   $   3,190,917   $     252,568   $    1,405,888   $  1,653,461
                                    =============   ==============   =============   =============   ==============   ============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer
                                                                     Variable        Variable        Variable        Variable
                                 Oppenheimer      Oppenheimer     Account Funds   Account Funds    Account Funds   Account Funds
                                   Variable         Variable      (Service Class  (Service Class   (Service Class  (Service Class
                                Account Funds    Account Funds       ("SC"))         ("SC"))          ("SC"))         ("SC"))
                                 Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                              ------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                      Oppenheimer       Oppenheimer
                                                  Main Street      Oppenheimer       Capital           Global        Oppenheimer
                                 Oppenheimer       Small Cap        Aggressive     Appreciation      Securities          High
                                 High Income         Growth      Growth (SC) (e)     (SC) (e)         (SC) (e)     Income (SC) (e)
                              ------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $     78,040   $          -   $        -   $          -    $           -   $           -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (14,910)       (29,860)        (169)          (492)            (231)           (346)
    Administrative expense               (1,234)        (2,510)         (27)           (70)             (37)            (46)
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net investment income (loss)         61,896        (32,370)        (196)          (562)            (268)           (392)
                                   ------------   ------------   ----------   ------------    -------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 220,793        363,619       17,094            409            3,449             991
    Cost of investments sold            238,713        381,555       16,912            400            3,155             945
                                   ------------   ------------   ----------   ------------    -------------   -------------

      Realized gains (losses)
        on fund shares                  (17,920)       (17,936)         182              9              294              46

Realized gain distributions                   -              -            -              -                -               -
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized gains (losses)         (17,920)       (17,936)         182              9              294              46

Change in unrealized gains (losses)     201,698        969,142          612         15,518           10,354           5,560
                                   ------------   ------------   ----------   ------------    -------------   -------------

    Net realized and unrealized
      gains (losses) on investments     183,778        951,206          794         15,527           10,648           5,606
                                   ------------   ------------   ----------   ------------    -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $    245,674   $    918,836   $      598   $     14,965    $      10,380   $       5,214
                                   ============   ============   ==========   ============    =============   =============

(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                           Oppenheimer            Oppenheimer            Oppenheimer            Oppenheimer
                                             Variable               Variable               Variable               Variable
                                          Account Funds          Account Funds          Account Funds          Account Funds
                                          (Service Class         (Service Class         (Service Class         (Service Class
                                             ("SC"))                ("SC"))                ("SC"))                ("SC"))
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                  Oppenheimer            Oppenheimer
                                           Oppenheimer            Main Street              Multiple             Oppenheimer
                                               Main                Small Cap              Strategies             Strategic
                                         Street (SC) (e)          Growth (SC)              (SC) (e)            Bond (SC) (e)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                         (607)                  (801)                  (447)                  (742)
    Administrative expense                              (82)                   (98)                   (61)                   (98)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                       (689)                  (899)                  (508)                  (840)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                               3,606                  6,782                  3,185                  3,617
    Cost of investments sold                          3,502                  6,223                  3,132                  3,596
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                                  104                    559                     53                     21

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                         104                    559                     53                     21

Change in unrealized gains (losses)                  17,987                 22,478                 10,136                 10,313
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                  18,091                 23,037                 10,189                 10,334
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $             17,402   $             22,138   $              9,681   $              9,494
                                       ====================   ====================   ====================   ====================
                                       42

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                          PIMCO Advisors         PIMCO Advisors
                                             Variable               Variable
                                        Insurance Trust (j)   (Insurance Trust (j)
                                            Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                      PEA
                                              OpCap               Science and
                                          Small Cap (k)          Technology (l)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                          (15)                   (10)
    Administrative expense                               (1)                     -
                                       --------------------   --------------------

    Net investment income (loss)                        (16)                   (10)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                                  19                    724
    Cost of investments sold                             21                    909
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                                   (2)                  (185)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                          (2)                  (185)

Change in unrealized gains (losses)                     400                    537
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                     398                    352
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                382   $                342
                                       ====================   ====================

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   PIMCO Variable  PIMCO Variable  PIMCO Variable
                                     Insurance       Insurance       Insurance         Putnam           Putnam          Putnam
                                       Trust           Trust           Trust       Variable Trust   Variable Trust  Variable Trust
                                    Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                   VT The George          VT
                                                                       PIMCO        Putnam Fund      Global Asset    VT Growth and
                                    Foreign Bond    Money Market    Total Return   of Boston (a)    Allocation (e)      Income
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       765   $        74   $         934   $            -   $          -   $        640,758
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (401)         (154)           (394)         (22,887)          (258)          (584,945)
    Administrative expense                 (28)          (11)            (28)          (2,651)           (33)           (40,242)
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net investment income (loss)           336           (91)            512          (25,538)          (291)            15,571
                                   -----------   -----------   -------------   --------------   ------------   ----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                108,297         3,903         108,927          491,623            430         41,071,397
    Cost of investments sold           105,688         3,903         107,021          480,462            415         41,327,184
                                   -----------   -----------   -------------   --------------   ------------   ----------------

      Realized gains (losses)
        on fund shares                   2,609             -           1,906           11,161             15           (255,787)

Realized gain distributions                  -             -               9                -              -                  -
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized gains (losses)          2,609             -           1,915           11,161             15           (255,787)

Change in unrealized gains (losses)     (1,278)            -            (769)         275,834          4,329          9,812,407
                                   -----------   -----------   -------------   --------------   ------------   ----------------

    Net realized and unrealized
      gains (losses) on investments      1,331             -           1,146          286,995          4,344          9,556,620
                                   -----------   -----------   -------------   --------------   ------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     1,667   $       (91)  $       1,658   $      261,457   $      4,053   $      9,572,191
                                   ===========   ===========   =============   ==============   ============   ================

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                   Putnam           Putnam           Putnam           Putnam          Putnam           Putnam
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account
                               ----------------------------------------------------------------------------------------------------

                                                                                        VT         International
                                 VT Health                                         International    Growth and
                                Sciences (e)    VT High Yield    VT Income (e)       Equity (m)        Income      VT Investors (a)
                               -----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $     13,681   $          -   $       466,545    $         52   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk          (424)        (4,042)          (713)         (897,782)            (49)           (4,415)
    Administrative expense               (40)          (308)           (96)          (60,449)             (4)             (483)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net investment income (loss)        (464)         9,331           (809)         (491,686)             (1)           (4,898)
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  451          7,209          1,288        78,168,082              89            58,303
    Cost of investments sold             444          6,937          1,271        78,720,486              85            55,938
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

      Realized gains (losses)
        on fund shares                     7            272             17          (552,404)              4             2,365

Realized gain distributions                -              -              -                 -               -                 -
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized gains (losses)            7            272             17          (552,404)              4             2,365

Change in unrealized gains (losses)    6,445         51,972          3,899        16,354,238           1,128            73,210
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

    Net realized and unrealized
      gains (losses) on investments    6,452         52,244          3,916        15,801,834           1,132            75,575
                                   ---------   ------------   ------------   ---------------    ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $   5,988   $     61,575   $      3,107   $    15,310,148    $      1,131   $        70,677
                                   =========   ============   ============   ===============    ============   ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                      Putnam           Putnam           Putnam          Putnam           Putnam          Putnam
                                  Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust  Variable Trust
                                   Sub-Account      Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                     VT Utilities
                                        VT            VT New                                          VT Small Cap     Growth and
                                   Money Market  Opportunities (e)   VT New Value     VT Research         Value        Income (e)
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $        20   $           -   $            -   $           -   $        97,947   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (62)           (202)             (19)            (14)         (481,093)          (139)
    Administrative expense                  (9)            (23)              (2)             (2)          (30,279)           (20)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net investment income (loss)           (51)           (225)             (21)            (16)         (413,425)          (159)
                                   -----------   -------------   --------------   -------------   ---------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                 14,890             222               18           4,559        62,195,634            796
    Cost of investments sold            14,890             221               18           4,523        60,717,888            751
                                   -----------   -------------   --------------   -------------   ---------------   ------------

      Realized gains (losses)
        on fund shares                       -               1                -              36         1,477,746             45

Realized gain distributions                  -               -                -               -                 -              -
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized gains (losses)              -               1                -              36         1,477,746             45

Change in unrealized gains (losses)          -           2,597              580             322        12,006,502          3,676
                                   -----------   -------------   --------------   -------------   ---------------   ------------

    Net realized and unrealized
      gains (losses) on investments          -           2,598              580             358        13,484,248          3,721
                                   -----------   -------------   --------------   -------------   ---------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $       (51)  $       2,373   $          559   $         342   $    13,070,823   $      3,562
                                   ===========   =============   ==============   =============   ===============   ============


(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  Salomon Brothers
                                     Putnam           Putnam           Rydex         Variable        STI Classic     STI Classic
                                  Variable Trust   Variable Trust  Variable Trust  Series Funds    Variable Trust   Variable Trust
                                   Sub-Account      Sub-Account     Sub-Account    Sub-Account       Sub-Account     Sub-Account
                                  -------------------------------------------------------------------------------------------------

                                                                                    Variable        STI Capital     STI Growth &
                                   VT Vista (e)      VT Voyager      Rydex OTC     All Cap (n)    Appreciation (e)   Income (e)
                                  -------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $          -   $       140,577   $        -   $       13      $          -   $         322
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             (242)         (635,949)           -          (68)             (834)           (263)
    Administrative expense                  (30)          (42,896)           -           (4)              (89)            (40)
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net investment income (loss)           (272)         (538,268)           -          (59)             (923)             19
                                   ------------   ---------------   ----------   ----------      ------------   -------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  26,206        30,505,995            1          100               883           1,979
    Cost of investments sold             24,893        33,474,061            2          107               864           1,906
                                   ------------   ---------------   ----------   ----------      ------------   -------------

      Realized gains (losses)
        on fund shares                    1,313        (2,968,066)          (1)          (7)               19              73

Realized gain distributions                   -                 -            -            -                 -               -
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized gains (losses)           1,313        (2,968,066)          (1)          (7)               19              73

Change in unrealized gains (losses)       2,690        12,021,298           16        1,629            13,603           8,731
                                   ------------   ---------------   ----------   ----------      ------------   -------------

    Net realized and unrealized
      gains (losses) on investments       4,003         9,053,232           15        1,622            13,622           8,804
                                   ------------   ---------------   ----------   ----------      ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      3,731   $     8,514,964   $       15   $    1,563      $     12,699   $       8,823
                                   ============   ===============   ==========   ==========      ============   =============


(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     The Universal
                              STI Classic      STI Classic        STI Classic        STI Classic      STI Classic    Institutional
                             Variable Trust   Variable Trust     Variable Trust     Variable Trust   Variable Trust   Funds, Inc.
                              Sub-Account      Sub-Account        Sub-Account        Sub-Account      Sub-Account     Sub-Account
                             -------------------------------------------------------------------------------------------------------

                                  STI                                                                    STI
                             International    STI Investment          STI           STI Small Cap    Value Income     UIF Emerging
                               Equity (e)     Grade Bond (e)   Mid-Cap Equity (e)  Value Equity (e)    Stock (e)     Markets Equity
                             -------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $       -   $        747   $         431   $         116        $      205   $             -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk             -           (297)           (292)           (235)             (144)         (377,111)
    Administrative expense                 -            (40)            (42)            (33)              (20)          (25,163)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net investment income (loss)           -            410              97            (152)               41          (402,274)
                                   ---------   ------------   -------------   -------------        ----------   ---------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    -            801           3,561           2,439            11,024       243,830,198
    Cost of investments sold               -            793           3,210           2,196            10,972       241,861,851
                                   ---------   ------------   -------------   -------------        ----------   ---------------

      Realized gains (losses)
        on fund shares                     -              8             351             243                52         1,968,347

Realized gain distributions                -              -               -               -                 -                 -
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized gains (losses)            -              8             351             243                52         1,968,347

Change in unrealized gains (losses)       28            227           8,098           8,969             3,421         9,951,847
                                   ---------   ------------   -------------   -------------        ----------   ---------------

    Net realized and unrealized
      gains (losses) on investments       28            235           8,449           9,212             3,473        11,920,194
                                   ---------   ------------   -------------   -------------        ----------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $      28   $        645   $       8,546   $       9,060        $    3,514   $    11,517,920
                                   =========   ============   =============   =============        ==========   ===============



(e) For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                       The Universal   The Universal   The Universal  The Universal    The Universal  The Universal
                                       Institutional   Institutional   Institutional  Institutional    Institutional  Institutional
                                        Funds, Inc.     Funds, Inc.     Funds, Inc.    Funds, Inc.      Funds, Inc.    Funds, Inc.
                                        Sub-Account     Sub-Account     Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                    ------------------------------------------------------------------------------------------------

                                                                            UIF
                                            UIF                        International        UIF             UIF         UIF U.S.
                                       Equity Growth   UIF High Yield      Magnum     Mid Cap Growth   Mid Cap Value   Real Estate
                                    ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $           -   $       -   $       32,219   $          -  $            -   $            -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk              (734,039)     (3,545)        (346,688)      (255,706)     (1,397,330)        (788,631)
    Administrative expense                   (50,536)       (251)         (23,579)       (16,083)        (89,583)         (52,233)
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net investment income (loss)            (784,575)     (3,796)        (338,048)      (271,789)     (1,486,913)        (840,864)
                                       -------------   ---------   --------------   ------------  --------------   --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   19,343,383       4,858       05,974,820     41,013,507      85,438,550       92,223,592
    Cost of investments sold              26,913,427       4,536       04,304,240     40,112,475      85,182,768       89,559,290
                                       -------------   ---------   --------------   ------------  --------------   --------------

      Realized gains (losses)
        on fund shares                    (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Realized gain distributions                        -           -                -              -               -                -
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized gains (losses)           (7,570,044)        322        1,670,580        901,032         255,782        2,664,302

Change in unrealized gains (losses)       18,904,775      53,246        6,293,183      4,776,780      31,834,886       14,372,353
                                       -------------   ---------   --------------   ------------  --------------   --------------

    Net realized and unrealized
      gains (losses) on investments       11,334,731      53,568        7,963,763      5,677,812      32,090,668       17,036,655
                                       -------------   ---------   --------------   ------------  --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $  10,550,156   $  49,772   $    7,625,715   $  5,406,023  $   30,603,755   $   16,195,791
                                       =============   =========   ==============   ============  ==============   ==============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                    The Universal    The Universal   The Universal   The Universal   The Universal   The Universal
                                    Institutional    Institutional   Institutional   Institutional   Institutional   Institutional
                                     Funds, Inc.      Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                      (Class II)       (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                     Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                   ------------------------------------------------------------------------------------------

                                      UIF Active
                                    International     UIF Emerging    UIF Emerging   UIF Equity and       UIF          UIF Global
                                      Allocation      Markets Debt   Markets Equity      Income      Equity Growth     Franchise
                                    (Class II) (o)   (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)  (Class II) (a)
                                   ------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $      31,272   $            -   $           -   $     28,680  $          -   $          -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk            (7,104)          (9,019)        (16,054)       (30,663)      (31,912)       (32,413)
    Administrative expense                  (838)          (1,045)         (1,822)        (3,527)       (3,745)        (3,736)
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net investment income (loss)          23,330          (10,064)        (17,876)        (5,510)      (35,657)       (36,149)
                                   -------------   --------------   -------------   ------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                1,903,797          120,039         248,713        569,659       503,502        521,114
    Cost of investments sold           1,797,742          117,437         224,450        562,271       482,695        497,371
                                   -------------   --------------   -------------   ------------  ------------   ------------

      Realized gains (losses)
        on fund shares                   106,055            2,602          24,263          7,388        20,807         23,743

Realized gain distributions                    -                -               -         16,435             -         12,565
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized gains (losses)          106,055            2,602          24,263         23,823        20,807         36,308

Change in unrealized gains (losses)            -          118,526         533,279        457,181       464,623        832,831
                                   -------------   --------------   -------------   ------------  ------------   ------------

    Net realized and unrealized
      gains (losses) on investments      106,055          121,128         557,542        481,004       485,430        869,139
                                   -------------   --------------   -------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $     129,385   $      111,064   $     539,666   $    475,494  $    449,773   $    832,990
                                   =============   ==============   =============   ============  ============   ============


(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                          The Universal          The Universal          The Universal          The Universal
                                          Institutional          Institutional          Institutional          Institutional
                                           Funds, Inc.            Funds, Inc.            Funds, Inc.            Funds, Inc.
                                            (Class II)             (Class II)             (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                      UIF                    UIF
                                               UIF               Small Company           U.S. Mid Cap             UIF U.S.
                                          Mid Cap Growth             Growth                 Value               Real Estate
                                          (Class II) (a)         (Class II) (a)         (Class II) (a)         (Class II) (a)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                  -   $                  -   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (48,542)               (46,447)               (80,114)               (43,847)
    Administrative expense                           (5,567)                (5,450)                (9,270)                (5,048)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                    (54,109)               (51,897)               (89,384)               (48,895)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             574,586                208,729                419,787                330,973
    Cost of investments sold                        533,389                199,658                397,094                307,687
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               41,197                  9,071                 22,693                 23,286

Realized gain distributions                               -                181,361                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      41,197                190,432                 22,693                 23,286

Change in unrealized gains (losses)                 886,964                748,108              1,830,100                841,833
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 928,161                938,540              1,852,793                865,119
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $            874,052   $            886,643   $          1,763,409   $            816,224
                                       ====================   ====================   ====================   ====================
                                       50

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                                                  LIT Emerging
                                           LIT Comstock              Growth
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $            321,420   $                  -
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (540,099)            (1,290,607)
    Administrative expense                          (39,073)               (90,380)
                                       --------------------   --------------------

    Net investment income (loss)                   (257,752)            (1,380,987)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                          37,441,380             78,091,098
    Cost of investments sold                     36,068,434             94,870,154
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                            1,372,946            (16,779,056)

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                   1,372,946            (16,779,056)

Change in unrealized gains (losses)              10,051,964             38,351,461
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments              11,424,910             21,572,405
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $         11,167,158   $         20,191,418
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Van Kampen             Van Kampen
                                            Van Kampen             Van Kampen                Life                   Life
                                               Life                   Life                Investment             Investment
                                            Investment             Investment               Trust                  Trust
                                              Trust                  Trust                (Class II)             (Class II)
                                           Sub-Account            Sub-Account            Sub-Account            Sub-Account
                                       --------------------   --------------------   --------------------   --------------------

                                                                                        LIT Aggressive
                                                                       LIT                   Growth              LIT Comstock
                                          LIT Government          Money Market          (Class II) (a)           (Class II)
                                       --------------------   --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $             67,849   $             21,419   $                  -   $            414,394
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                      (17,689)               (43,912)               (14,451)            (1,237,401)
    Administrative expense                           (1,470)                (3,658)                (1,720)               (86,546)
                                       --------------------   --------------------   --------------------   --------------------

    Net investment income (loss)                     48,690                (26,151)               (16,171)              (909,553)
                                       --------------------   --------------------   --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                             565,167              3,613,672                 62,505              9,441,860
    Cost of investments sold                        567,755              3,613,672                 59,630              8,914,528
                                       --------------------   --------------------   --------------------   --------------------

      Realized gains (losses)
        on fund shares                               (2,588)                     -                  2,875                527,332

Realized gain distributions                               -                      -                      -                      -
                                       --------------------   --------------------   --------------------   --------------------

    Net realized gains (losses)                      (2,588)                     -                  2,875                527,332

Change in unrealized gains (losses)                 (45,330)                     -                232,685             22,205,550
                                       --------------------   --------------------   --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                 (47,918)                     -                235,560             22,732,882
                                       --------------------   --------------------   --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $                772   $            (26,151)  $            219,389   $         21,823,329
                                       ====================   ====================   ====================   ====================
                                       51


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------

                                            Van Kampen             Van Kampen
                                               Life                   Life
                                            Investment             Investment
                                              Trust                  Trust
                                            (Class II)             (Class II)
                                           Sub-Account            Sub-Account
                                       --------------------   --------------------

                                           LIT Emerging          LIT Growth and
                                              Growth                 Income
                                            (Class II)             (Class II)
                                       --------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $                  -   $                 37
Charges from Allstate Life
  Insurance Company:
    Mortality and expense risk                     (552,663)              (120,158)
    Administrative expense                          (35,495)               (14,109)
                                       --------------------   --------------------

    Net investment income (loss)                   (588,158)              (134,230)
                                       --------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                           4,086,929                523,633
    Cost of investments sold                      4,769,087                507,331
                                       --------------------   --------------------

      Realized gains (losses)
        on fund shares                             (682,158)                16,302

Realized gain distributions                               -                      -
                                       --------------------   --------------------

    Net realized gains (losses)                    (682,158)                16,302

Change in unrealized gains (losses)               8,482,824              2,659,641
                                       --------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments               7,800,666              2,675,943
                                       --------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $          7,212,508   $          2,541,713
                                       ====================   ====================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                          AIM Variable
                                                      Insurance Funds                       Insurance Funds
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                    Capital Appreciation                 AIM V. I. Core Equity
                                             ----------------------------------    ----------------------------------
                                                  2003                2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (466,246)   $      (416,151)   $        (6,342)   $       (25,859)
Net realized gains (losses)                       (1,574,155)        (3,139,057)          (119,182)          (229,480)
Change in unrealized gains (losses)                9,272,620         (4,440,492)           653,459           (274,335)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 7,232,219         (7,995,700)           527,935           (529,674)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,892,559          5,409,059             96,911            385,905
Benefit payments                                    (223,177)          (579,614)           (31,277)          (118,666)
Payments on termination                           (1,699,005)        (1,573,029)          (206,142)          (233,307)
Contract maintenance charge                          (15,196)           (12,763)            (3,141)            (2,795)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,549,926          3,163,311            108,153            338,188
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,505,107          6,406,964            (35,496)           369,325
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,737,326         (1,588,736)           492,439           (160,349)

NET ASSETS AT BEGINNING OF PERIOD                 23,804,156         25,392,892          2,411,868          2,572,217
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    33,541,482    $    23,804,156    $     2,904,307    $     2,411,868
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,794,812          3,787,168            363,994            323,463
         Units Issued                              8,032,480          3,575,340             69,171            259,704
         Units Redeemed                           (7,518,486)        (2,567,696)           (76,207)          (219,173)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,308,806          4,794,812            356,958            363,994
                                             ===============    ===============    ===============    ===============
                                       52

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                      Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                AIM V. I. Dent Demographics
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (142)   $          (216)
Net realized gains (losses)                              (58)            (3,474)
Change in unrealized gains (losses)                    2,957             (3,378)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,757             (7,068)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 276             14,356
Benefit payments                                           -                  -
Payments on termination                                    -             (1,155)
Contract maintenance charge                              (29)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,031             (4,725)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,278              8,466
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      5,035              1,398

NET ASSETS AT BEGINNING OF PERIOD                      7,747              6,349
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        12,782    $         7,747
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             931                510
         Units Issued                                    227              1,521
         Units Redeemed                                  (23)            (1,100)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,135                931
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable                         AIM Variable
                                                       Insurance Funds                      Insurance Funds
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.
                                                     Diversified Income                     AIM V. I. Growth
                                             ----------------------------------    ----------------------------------
                                                   2003              2002               2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        73,409    $        66,686    $      (235,117)   $      (177,340)
Net realized gains (losses)                           (5,538)           (10,769)        (1,007,412)        (1,412,835)
Change in unrealized gains (losses)                   22,099            (43,356)         4,958,675         (2,742,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    89,970             12,561          3,716,146         (4,332,786)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             111,635            142,813          1,349,391          3,335,813
Benefit payments                                           -            (30,596)          (212,123)          (256,291)
Payments on termination                              (74,908)           (50,364)        (1,179,505)          (504,467)
Contract maintenance charge                             (683)              (499)            (5,933)            (4,596)
Transfers among the sub-accounts
   and with the Fixed Account - net                  326,103            270,155          3,821,141            981,572
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        362,147            331,509          3,772,971          3,552,031
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    452,117            344,070          7,489,117           (780,755)

NET ASSETS AT BEGINNING OF PERIOD                  1,036,826            692,756         10,486,057         11,266,812
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,488,943    $     1,036,826    $    17,975,174    $    10,486,057
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         101,019             68,158          3,080,683          2,274,547
         Units Issued                                 60,344             92,460          5,180,050          1,687,994
         Units Redeemed                              (26,832)           (59,599)        (4,151,360)          (881,858)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                134,531            101,019          4,109,373          3,080,683
                                             ===============    ===============    ===============    ===============
                                       53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        AIM Variable
                                                     Insurance Funds
                                                        Sub-Account
                                             ----------------------------------
                                                          AIM V. I.
                                                    International Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,471)   $        (8,940)
Net realized gains (losses)                          (67,035)           (73,665)
Change in unrealized gains (losses)                  359,526           (148,277)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   284,020           (230,882)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              49,522            211,412
Benefit payments                                     (30,679)              (546)
Payments on termination                              (70,046)          (194,442)
Contract maintenance charge                           (1,580)            (1,573)
Transfers among the sub-accounts
   and with the Fixed Account - net                  (24,103)           174,226
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        (76,886)           189,077
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    207,134            (41,805)

NET ASSETS AT BEGINNING OF PERIOD                  1,105,448          1,147,253
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,312,582    $     1,105,448
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         163,158            140,931
         Units Issued                                 17,190             71,510
         Units Redeemed                              (28,274)           (49,283)
                                             ---------------    ---------------
   Units outstanding at end of period                152,074            163,158
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        AIM Variable                     AIM Variable Insurance
                                                      Insurance Funds                        Funds Series II
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  AIM V. I. Premier Equity              AIM V. I. Basic Value II
                                             ----------------------------------    ----------------------------------
                                                   2003               2002             2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (631,462)   $      (677,883)   $       (31,625)   $             -
Net realized gains (losses)                       (3,705,951)        (5,450,943)             9,646                  -
Change in unrealized gains (losses)               14,392,736        (15,288,252)           668,867                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,055,323        (21,417,078)           646,888                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,335,617          8,777,456          5,371,425                  -
Benefit payments                                  (1,179,750)        (1,060,679)                 -                  -
Payments on termination                           (3,184,238)        (3,414,752)           (14,469)                 -
Contract maintenance charge                          (23,402)           (23,507)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,121,323)         1,886,227          1,382,192                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,173,096)         6,164,745          6,739,148                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  5,882,227        (15,252,333)         7,386,036                  -

NET ASSETS AT BEGINNING OF PERIOD                 45,501,941         60,754,274                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    51,384,168    $    45,501,941    $     7,386,036    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       9,117,264          8,445,264                  -                  -
         Units Issued                              1,830,500          7,260,806            596,735                  -
         Units Redeemed                           (2,620,336)        (6,588,806)           (23,453)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,327,428          9,117,264            573,282                  -
                                             ===============    ===============    ===============    ===============
                                       54

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  AIM Variable Insurance
                                                      Funds Series II
                                                        Sub-Account
                                             ----------------------------------
                                                     AIM V. I. Capital
                                                      Appreciation II
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (20,581)   $             -
Net realized gains (losses)                           26,459                  -
Change in unrealized gains (losses)                  334,534                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   340,412                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,131,768                  -
Benefit payments                                           -                  -
Payments on termination                              (14,452)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,134,414                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,251,730                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,592,142                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,592,142    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                427,104                  -
         Units Redeemed                              (51,703)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                375,401                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                                Alliance
                                                    AIM Variable Insurance                 Bernstein Variable
                                                       Funds Series II                    Product Series Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          AIM V. I.                             Alliance
                                                      Premier Equity II                   Bernstein Growth (b)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (8,116)   $             -    $      (307,764)   $      (221,211)
Net realized gains (losses)                            2,116                  -           (754,722)        (2,372,755)
Change in unrealized gains (losses)                  180,624                  -          6,204,345         (2,394,870)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   174,624                  -          5,141,859         (4,988,836)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,650,391                  -          6,251,945          2,601,739
Benefit payments                                           -                  -           (151,755)          (222,612)
Payments on termination                              (18,404)                 -         (1,201,367)          (861,782)
Contract maintenance charge                                -                  -             (7,237)            (5,995)
Transfers among the sub-accounts
   and with the Fixed Account - net                  551,504                  -          9,656,370           (166,046)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,183,491                  -         14,547,956          1,345,304
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,358,115                  -         19,689,815         (3,643,532)

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         12,173,298         15,816,830
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,358,115    $             -    $    31,863,113    $    12,173,298
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          2,805,447          2,582,313
         Units Issued                                206,417                  -          6,854,035          1,604,044
         Units Redeemed                               (5,687)                 -         (4,872,391)        (1,380,910)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                200,730                  -          4,787,091          2,805,447
                                             ===============    ===============    ===============    ===============
                                       55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Alliance
                                                   Bernstein Variable
                                                  Product Series Fund
                                                       Sub-Account
                                             ----------------------------------
                                                     Alliance Bernstein
                                                     Growth & Income (c)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,297,544)   $    (1,497,686)
Net realized gains (losses)                       (3,487,554)        (5,643,100)
Change in unrealized gains (losses)               48,940,333        (34,470,607)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                44,155,235        (41,611,393)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          20,198,104         28,480,716
Benefit payments                                  (2,744,775)        (2,388,973)
Payments on termination                          (11,213,638)       (12,108,471)
Contract maintenance charge                          (68,548)           (56,384)
Transfers among the sub-accounts
   and with the Fixed Account - net               21,179,308         18,300,916
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     27,350,451         32,227,804
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 71,505,686         (9,383,589)

NET ASSETS AT BEGINNING OF PERIOD                135,646,350        145,029,939
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   207,152,036    $   135,646,350
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      17,354,280         14,041,524
         Units Issued                             18,915,883         13,457,161
         Units Redeemed                          (16,182,257)       (10,144,405)
                                             ---------------    ---------------
   Units outstanding at end of period             20,087,906         17,354,280
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Alliance Growth
(c)  Previously known as Alliance Growth & Income
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Alliance                             Alliance
                                                     Bernstein Variable                    Bernstein Variable
                                                     Product Series Fund                   Product Series Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Alliance                         Alliance Bernstein
                                                Bernstein Premier Growth (d)                 Small Cap Value
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (559,928)   $      (512,854)   $       (56,095)   $             -
Net realized gains (losses)                       (3,976,005)        (5,975,064)            28,824                  -
Change in unrealized gains (losses)               11,330,452         (6,357,494)         1,521,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 6,794,519        (12,845,412)         1,493,827                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,311,454          4,340,525          9,094,024                  -
Benefit payments                                    (321,154)          (802,149)                 -                  -
Payments on termination                           (2,708,047)        (2,619,789)           (35,837)                 -
Contract maintenance charge                          (15,664)           (15,552)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                3,336,606          2,846,376          3,048,929                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,603,195          3,749,411         12,107,116                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,397,714         (9,096,001)        13,600,943                  -

NET ASSETS AT BEGINNING OF PERIOD                 29,035,477         38,131,478                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    42,433,191    $    29,035,477    $    13,600,943    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,459,359          5,849,767                  -                  -
         Units Issued                              4,132,906          3,703,421          1,053,014                  -
         Units Redeemed                           (3,440,296)        (3,093,829)           (52,663)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,151,969          6,459,359          1,000,351                  -
                                             ===============    ===============    ===============    ===============
                                       56

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                         Sub-Account
                                             ----------------------------------
                                                        VIP Contrafund
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,273)   $       (24,624)
Net realized gains (losses)                          (50,946)          (156,902)
Change in unrealized gains (losses)                1,278,599           (320,016)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,185,380           (501,542)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             456,480            869,768
Benefit payments                                     (49,013)            (5,038)
Payments on termination                             (334,213)          (487,867)
Contract maintenance charge                           (4,837)            (3,626)
Transfers among the sub-accounts
   and with the Fixed Account - net                  921,033            624,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        989,450            997,527
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,174,830            495,985

NET ASSETS AT BEGINNING OF PERIOD                  3,930,762          3,434,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,105,592    $     3,930,762
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         477,692            373,502
         Units Issued                                235,879            301,811
         Units Redeemed                             (128,276)          (197,621)
                                             ---------------    ---------------
   Units outstanding at end of period                585,295            477,692
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(d)  Previously known as Alliance Premier Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         VIP Growth                         VIP High Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (42,802)   $       (45,048)   $        42,286    $        51,364
Net realized gains (losses)                         (218,148)          (495,830)            (3,779)           (38,670)
Change in unrealized gains (losses)                1,359,961         (1,076,459)           190,651                108
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,099,011         (1,617,337)           229,158             12,802
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             332,398            605,863            166,490            106,346
Benefit payments                                     (10,976)          (160,718)                 -               (586)
Payments on termination                             (259,260)          (406,431)           (49,553)           (54,160)
Contract maintenance charge                           (6,044)            (5,966)              (805)              (523)
Transfers among the sub-accounts
   and with the Fixed Account - net                  452,623            507,175            419,016             83,745
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        508,741            539,923            535,148            134,822
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,607,752         (1,077,414)           764,306            147,624

NET ASSETS AT BEGINNING OF PERIOD                  3,443,125          4,520,539            696,733            549,109
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,050,877    $     3,443,125    $     1,461,039    $       696,733
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         562,988            509,882            100,794             81,090
         Units Issued                                176,004            416,824             86,093             51,651
         Units Redeemed                             (108,981)          (363,718)           (18,600)           (31,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                630,011            562,988            168,287            100,794
                                             ===============    ===============    ===============    ===============
                                       57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Fidelity Variable
                                                  Insurance Products Fund
                                                        Sub-Account
                                             ----------------------------------
                                                       VIP Index 500
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,292    $        (8,154)
Net realized gains (losses)                         (224,271)          (317,756)
Change in unrealized gains (losses)                1,500,936           (922,276)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,279,957         (1,248,186)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             629,785          1,170,111
Benefit payments                                     (10,831)           (65,061)
Payments on termination                             (305,081)          (478,946)
Contract maintenance charge                           (5,235)            (4,353)
Transfers among the sub-accounts
   and with the Fixed Account - net                  939,701            800,191
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,248,339          1,421,942
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,528,296            173,756

NET ASSETS AT BEGINNING OF PERIOD                  4,452,989          4,279,233
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,981,285    $     4,452,989
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         668,633            493,459
         Units Issued                                360,265            579,970
         Units Redeemed                             (201,416)          (404,796)
                                             ---------------    ---------------
   Units outstanding at end of period                827,482            668,633
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable                    Fidelity Variable
                                                   Insurance Products Fund              Insurance Products Fund
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  VIP Investment Grade Bond                   VIP Overseas
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       137,704    $        73,432    $        (6,534)   $        (7,439)
Net realized gains (losses)                          123,773             28,186            (54,336)          (108,261)
Change in unrealized gains (losses)                  (77,765)           260,488            562,541           (202,979)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   183,712            362,106            501,671           (318,679)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             452,778            665,152             53,912            149,950
Benefit payments                                           -            (39,789)              (592)           (42,078)
Payments on termination                             (311,319)          (167,701)           (73,355)           (96,987)
Contract maintenance charge                           (3,455)            (2,396)            (1,511)            (1,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (329,273)         1,106,258            137,920            167,285
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (191,269)         1,561,524            116,374            176,739
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (7,557)         1,923,630            618,045           (141,940)

NET ASSETS AT BEGINNING OF PERIOD                  5,077,425          3,153,795          1,166,090          1,308,030
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,069,868    $     5,077,425    $     1,784,135    $     1,166,090
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         394,043            266,533            183,200            161,755
         Units Issued                                132,490            255,908             46,632            102,863
         Units Redeemed                             (147,768)          (128,398)           (31,821)           (81,418)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                378,765            394,043            198,011            183,200
                                             ===============    ===============    ===============    ===============
                                       58

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Fidelity Variable
                                                  Insurance Products Fund
                                                     (Service Class 2)
                                                        Sub-Account
                                             ----------------------------------
                                                     VIP Equity-Income
                                                     (Service Class 2)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            29    $           (81)
Net realized gains (losses)                              162               (997)
Change in unrealized gains (losses)                    1,268             (1,047)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,459             (2,125)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  96             13,042
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (23)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (6,585)            (4,397)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (6,512)             8,639
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (5,053)             6,514

NET ASSETS AT BEGINNING OF PERIOD                      7,222                708
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         2,169    $         7,222
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             809                 65
         Units Issued                                     12              1,294
         Units Redeemed                                 (631)              (550)
                                             ---------------    ---------------
   Units outstanding at end of period                    190                809
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                     Fidelity Variable                     Fidelity Variable
                                                   Insurance Products Fund               Insurance Products Fund
                                                      (Service Class 2)                    (Service Class 2)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 VIP Investment Grade Bond                    VIP Overseas
                                                     (Service Class 2)                     (Service Class 2)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         3,932    $          (241)   $           (42)   $           (30)
Net realized gains (losses)                            3,416                  4                 (6)                (7)
Change in unrealized gains (losses)                   (4,060)             4,742              1,541               (810)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,288              4,505              1,493               (847)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               4,662             96,362                 48                361
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (77)               (45)               (15)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (112,033)            19,108              2,206              3,054
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,448)           115,425              2,239              3,411
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (104,160)           119,930              3,732              2,564

NET ASSETS AT BEGINNING OF PERIOD                    129,151              9,221              3,156                592
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        24,991    $       129,151    $         6,888    $         3,156
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,973                927                366                 54
         Units Issued                                  2,027             11,070                205                315
         Units Redeemed                              (11,759)               (24)                (4)                (3)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  2,241             11,973                567                366
                                             ===============    ===============    ===============    ===============
                                       59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Franklin
                                                    Templeton Variable
                                                 Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Franklin Growth and
                                                     Income Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (2,080)   $             -
Net realized gains (losses)                              468                  -
Change in unrealized gains (losses)                   61,683                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    60,071                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             515,397                  -
Benefit payments                                           -                  -
Payments on termination                               (2,596)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  186,530                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        699,331                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    759,402                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       759,402    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 59,285                  -
         Units Redeemed                               (2,742)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 56,543                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Franklin                             Franklin
                                                      Templeton Variable                   Templeton Variable
                                                   Insurance Products Trust             Insurance Products Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Franklin Small Cap
                                                      Value Securities                  Mutual Shares Securities
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,111)   $             -    $        (2,613)   $             -
Net realized gains (losses)                              630                  -                764                  -
Change in unrealized gains (losses)                   31,549                  -             53,198                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    31,068                  -             51,349                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             190,900                  -            510,675                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (367)                 -               (878)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  117,136                  -            295,534                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        307,669                  -            805,331                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    338,737                  -            856,680                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       338,737    $             -    $       856,680    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 23,592                  -             70,583                  -
         Units Redeemed                                 (349)                 -             (3,138)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,243                  -             67,445                  -
                                             ===============    ===============    ===============    ===============
                                       60

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                          Franklin
                                                     Templeton Variable
                                                  Insurance Products Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    Templeton Developing
                                                     Markets Securities
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (326)   $             -
Net realized gains (losses)                              297                  -
Change in unrealized gains (losses)                   10,485                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,456                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,983                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    8,050                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         64,033                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     74,489                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        74,489    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  4,537                  -
         Units Redeemed                                 (121)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  4,416                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                          Franklin
                                                      Templeton Variable                   Janus Aspen Series
                                                   Insurance Products Trust                 (Service Shares)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                          Templeton                       International Value
                                                      Foreign Securities                  (Service Shares) (f)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (1,089)   $             -    $          (141)   $           (37)
Net realized gains (losses)                              203                  -                (13)                 2
Change in unrealized gains (losses)                   25,504                  -              3,814             (1,319)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    24,618                  -              3,660             (1,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             194,579                  -                  -              7,000
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (33)                 -                  -                  -
Contract maintenance charge                                -                  -                (10)                 -
Transfers among the sub-accounts
   and with the Fixed Account - net                  137,877                  -             21,127              2,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        332,423                  -             21,117              9,566
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    357,041                  -             24,777              8,212

NET ASSETS AT BEGINNING OF PERIOD                          -                  -              8,212                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       357,041    $             -    $        32,989    $         8,212
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                804                  -
         Units Issued                                 27,126                  -              1,656                804
         Units Redeemed                                 (856)                 -                 (1)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 26,270                  -              2,459                804
                                             ===============    ===============    ===============    ===============
                                       61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                     Janus Aspen Series
                                                      (Service Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                      Worldwide Growth
                                                      (Service Shares)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (49)   $           (43)
Net realized gains (losses)                             (542)              (470)
Change in unrealized gains (losses)                    1,825             (1,825)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,234             (2,338)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              8,989
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (15)                (2)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (9,881)             2,013
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         (9,896)            11,000
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (8,662)             8,662

NET ASSETS AT BEGINNING OF PERIOD                      8,662                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $         8,662
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,048                  -
         Units Issued                                      -              1,212
         Units Redeemed                               (1,048)              (164)
                                             ---------------    ---------------
   Units outstanding at end of period                      -              1,048
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(f)  Previously known as Global Value (Service Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                           Lazard
                                                   Retirement Series, Inc.             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Emerging Markets                    LSA Aggressive Growth
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (84)   $           (50)   $       (67,848)   $       (11,442)
Net realized gains (losses)                               79                  9             41,986            (24,884)
Change in unrealized gains (losses)                    2,500               (167)         1,874,478           (921,418)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,495               (208)         1,848,616           (957,744)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  36                466            874,938            685,786
Benefit payments                                           -                  -             (6,632)                 -
Payments on termination                                    -                  -           (178,520)           (13,605)
Contract maintenance charge                              (14)                (7)              (840)              (105)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (370)               (41)         1,648,841          1,451,413
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (348)               418          2,337,787          2,123,489
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      2,147                210          4,186,403          1,165,745

NET ASSETS AT BEGINNING OF PERIOD                      5,176              4,966          3,511,804          2,346,059
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         7,323    $         5,176    $     7,698,207    $     3,511,804
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             441                411            260,282                310
         Units Issued                                      3                 35            406,502          1,074,471
         Units Redeemed                                  (30)                (5)          (118,345)          (814,499)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    414                441            548,439            260,282
                                             ===============    ===============    ===============    ===============
                                       62

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       LSA Balanced
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        66,418    $        38,912
Net realized gains (losses)                                2             24,454
Change in unrealized gains (losses)                1,309,334         (1,117,904)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,375,754         (1,054,538)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,694              4,660
Benefit payments                                           -                  -
Payments on termination                                    -             (1,593)
Contract maintenance charge                              (24)               (10)
Transfers among the sub-accounts
   and with the Fixed Account - net                     (235)             1,125
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,435              4,182
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,377,189         (1,050,356)

NET ASSETS AT BEGINNING OF PERIOD                  4,707,772          5,758,128
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,084,961    $     4,707,772
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             693                285
         Units Issued                                    177                606
         Units Redeemed                                  (29)              (198)
                                             ---------------    ---------------
   Units outstanding at end of period                    841                693
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  LSA Variable Series Trust            LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LSA Basic Value                       LSA Blue Chip
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (85)   $           (89)   $           217    $          (215)
Net realized gains (losses)                                -             (1,392)              (270)            (1,944)
Change in unrealized gains (losses)                  631,795           (523,321)           450,797           (632,941)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   631,710           (524,802)           450,744           (635,100)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,154             10,453              2,886             14,572
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -             (2,169)
Contract maintenance charge                              (22)               (11)               (57)               (26)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (16)            (5,568)            (1,694)              (728)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          2,116              4,874              1,135             11,649
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    633,826           (519,928)           451,879           (623,451)

NET ASSETS AT BEGINNING OF PERIOD                  1,889,631          2,409,559          1,787,336          2,410,787
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,523,457    $     1,889,631    $     2,239,215    $     1,787,336
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             497                153              1,512                516
         Units Issued                                    211              1,045                324              2,008
         Units Redeemed                                   (8)              (701)              (216)            (1,012)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    700                497              1,620              1,512
                                             ===============    ===============    ===============    ===============
                                       63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                  LSA Capital Appreciation
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (218)   $          (194)
Net realized gains (losses)                             (274)               (43)
Change in unrealized gains (losses)                  643,083           (850,475)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   642,591           (850,712)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 948              7,881
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (38)               (25)
Transfers among the sub-accounts
   and with the Fixed Account - net                   (1,244)             4,949
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                           (334)            12,805
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    642,257           (837,907)

NET ASSETS AT BEGINNING OF PERIOD                  2,119,259          2,957,166
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,761,516    $     2,119,259
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                           1,488                407
         Units Issued                                     93              1,092
         Units Redeemed                                 (137)               (11)
                                             ---------------    ---------------
   Units outstanding at end of period                  1,444              1,488
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  LSA
                                                    LSA Capital Growth (g)               Disciplined Equity (h)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002              2003                2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         8,448    $         1,347    $           (16)   $        31,455
Net realized gains (losses)                               (5)                (4)        (3,370,962)              (967)
Change in unrealized gains (losses)                  835,884         (1,157,204)         3,682,249         (2,245,216)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   844,327         (1,155,861)           311,271         (2,214,728)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                727                 28              5,937
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -                  -                  -
Contract maintenance charge                              (11)                (5)                (6)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                       39                195             (6,107)            (4,217)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             88                917             (6,085)             1,713
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -         (6,857,769)                 -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    844,415         (1,154,944)        (6,552,583)        (2,213,015)

NET ASSETS AT BEGINNING OF PERIOD                  3,587,419          4,742,363          6,552,583          8,765,598
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,431,834    $     3,587,419    $             -    $     6,552,583
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             140                 45                715                579
         Units Issued                                     11                100                  3                743
         Units Redeemed                                   (2)                (5)              (718)              (607)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    149                140                  -                715
                                             ===============    ===============    ===============    ===============
                                       64

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                            LSA
                                                    Diversified Mid Cap
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         1,956    $         2,192
Net realized gains (losses)                               (3)                (9)
Change in unrealized gains (losses)                  798,712           (583,974)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   800,665           (581,791)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,488              3,788
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (24)               (19)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (12)                65
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,452              3,834
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    802,117           (577,957)

NET ASSETS AT BEGINNING OF PERIOD                  2,440,867          3,018,824
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,242,984    $     2,440,867
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             739                408
         Units Issued                                    139                343
         Units Redeemed                                   (7)               (12)
                                             ---------------    ---------------
   Units outstanding at end of period                    871                739
                                             ===============    ===============

(g)  Previously known as LSA Growth Equity
(h)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 LSA Variable Series Trust             LSA Variable Series Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                 LSA Emerging Growth Equity               LSA Equity Growth (i)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (88)   $          (108)   $           (90)   $           (16)
Net realized gains (losses)                             (353)              (790)                 2                 (3)
Change in unrealized gains (losses)                1,371,530         (2,106,878)           742,678         (1,341,931)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,371,089         (2,107,776)           742,590         (1,341,950)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  60                677                464                831
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,685)                 -                  -
Contract maintenance charge                              (22)               (10)               (14)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,237              1,297              6,151                157
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          1,275                279              6,601                984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,372,364         (2,107,497)           749,191         (1,340,966)

NET ASSETS AT BEGINNING OF PERIOD                  2,922,350          5,029,847          3,159,482          4,500,448
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,294,714    $     2,922,350    $     3,908,673    $     3,159,482
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             687                728                163                 56
         Units Issued                                    208                182                821                113
         Units Redeemed                                 (127)              (223)                (1)                (6)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    768                687                983                163
                                             ===============    ===============    ===============    ===============
                                       65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 LSA Variable Series Trust
                                                        Sub-Account
                                             ----------------------------------
                                                     LSA Mid Cap Value
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         2,611    $         5,196
Net realized gains (losses)                          130,003                 (3)
Change in unrealized gains (losses)                  853,023           (205,967)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   985,637           (200,774)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -              1,920
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (5)                (1)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                 90
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (5)             2,009
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    985,632           (198,765)

NET ASSETS AT BEGINNING OF PERIOD                  2,477,979          2,676,744
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,463,611    $     2,477,979
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             161                  -
         Units Issued                                      -                164
         Units Redeemed                                   (1)                (3)
                                             ---------------    ---------------
   Units outstanding at end of period                    160                161
                                             ===============    ===============

(i)  Previously known as LSA Focused Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                             MFS Variable
                                                 LSA Variable Series Trust                  Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     LSA Value Equity                           MFS Bond
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        78,480    $           (70)   $       111,364    $        81,991
Net realized gains (losses)                              (11)              (272)            29,635                773
Change in unrealized gains (losses)                1,321,299         (1,309,941)            47,270             70,837
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,399,768         (1,310,283)           188,269            153,601
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  84                387            137,598            436,085
Benefit payments                                           -                  -                  -             (2,718)
Payments on termination                                    -             (2,548)          (266,896)          (146,520)
Contract maintenance charge                               (8)                (6)            (1,743)            (1,065)
Transfers among the sub-accounts
   and with the Fixed Account - net                        5                165            473,199            428,997
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             81             (2,002)           342,158            714,779
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,399,849         (1,312,285)           530,427            868,380

NET ASSETS AT BEGINNING OF PERIOD                  4,598,389          5,910,674          2,262,877          1,394,497
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     5,998,238    $     4,598,389    $     2,793,304    $     2,262,877
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             640                851            182,896            121,177
         Units Issued                                      9                 57             93,020            131,140
         Units Redeemed                                    -               (268)           (66,764)           (69,421)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    649                640            209,152            182,896
                                             ===============    ===============    ===============    ===============
                                       66

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       MFS High Income
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        17,146    $        24,372
Net realized gains (losses)                             (778)            (8,290)
Change in unrealized gains (losses)                   77,101            (11,736)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    93,469              4,346
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              55,577             57,067
Benefit payments                                           -                  -
Payments on termination                              (37,453)           (46,051)
Contract maintenance charge                             (410)              (289)
Transfers among the sub-accounts
   and with the Fixed Account - net                  224,856             90,562
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        242,570            101,289
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    336,039            105,635

NET ASSETS AT BEGINNING OF PERIOD                    446,764            341,129
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       782,803    $       446,764
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          46,854             36,229
         Units Issued                                 32,234             32,652
         Units Redeemed                               (8,448)           (22,027)
                                             ---------------    ---------------
   Units outstanding at end of period                 70,640             46,854
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                        MFS Variable                         MFS Variable
                                                       Insurance Trust                      Insurance Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    MFS Investors Trust                    MFS New Discovery
                                             ----------------------------------    ----------------------------------
                                                  2003               2002                2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (12,785)   $       (14,199)   $       (35,113)   $       (35,838)
Net realized gains (losses)                          (48,787)           (89,531)          (141,479)          (149,687)
Change in unrealized gains (losses)                  446,307           (393,124)           910,936           (939,179)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   384,735           (496,854)           734,344         (1,124,704)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              82,635            321,116            161,010            543,357
Benefit payments                                     (10,144)           (88,477)           (20,925)           (36,921)
Payments on termination                             (154,884)          (127,607)          (161,237)          (191,960)
Contract maintenance charge                           (1,908)            (1,727)            (3,174)            (2,650)
Transfers among the sub-accounts
   and with the Fixed Account - net                  291,789            355,372            225,373            362,166
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        207,488            458,677            201,047            673,992
                                             ---------------    ---------------    ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    592,223            (38,177)           935,391           (450,712)

NET ASSETS AT BEGINNING OF PERIOD                  1,806,065          1,844,242          2,379,680          2,830,392
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,398,288    $     1,806,065    $     3,315,071    $     2,379,680
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         270,113            215,156            250,614            201,082
         Units Issued                                 65,343            203,814             69,691            182,154
         Units Redeemed                              (37,824)          (148,857)           (55,741)          (132,622)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                297,632            270,113            264,564            250,614
                                             ===============    ===============    ===============    ===============
                                       67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        MFS Variable
                                                      Insurance Trust
                                                      (Service Class)
                                                        Sub-Account
                                             ----------------------------------
                                                     MFS New Discovery
                                                      (Service Class)
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (66)   $          (103)
Net realized gains (losses)                              (17)            (1,738)
Change in unrealized gains (losses)                    1,298             (1,459)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,215             (3,300)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   3              7,350
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (8)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                       (2)            (1,000)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             (7)             6,344
                                             ---------------    ---------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,208              3,044

NET ASSETS AT BEGINNING OF PERIOD                      3,871                827
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,079    $         3,871
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             448                 64
         Units Issued                                      -                968
         Units Redeemed                                    -               (584)
                                             ---------------    ---------------
   Units outstanding at end of period                    448                448
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                      Insurance Trust                   Morgan Stanley Variable
                                                      (Service Class)                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      MFS Utilities
                                                      (Service Class)                     Aggressive Equity
                                             ----------------------------------    ----------------------------------
                                                   2003              2002                2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             1    $             1    $      (554,265)   $      (594,300)
Net realized gains (losses)                               (1)                (1)        (7,562,501)       (10,693,474)
Change in unrealized gains (losses)                       29                (16)        16,409,763         (2,558,580)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        29                (16)         8,292,997        (13,846,354)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            151,983            435,401
Benefit payments                                           -                  -           (514,475)          (821,318)
Payments on termination                                    -                  -         (3,128,224)        (5,214,894)
Contract maintenance charge                                -                 (1)           (33,309)           (40,540)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                103         (2,297,966)        (9,184,266)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -                102         (5,821,991)       (14,825,617)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                         29                 86          2,471,006        (28,671,971)

NET ASSETS AT BEGINNING OF PERIOD                         86                  -         37,744,391         66,416,362
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           115    $            86    $    40,215,397    $    37,744,391
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              11                  -          5,098,597          6,802,351
         Units Issued                                      -                 15          1,541,531            921,897
         Units Redeemed                                    -                 (4)        (2,249,526)        (2,625,651)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                     11                 11          4,390,602          5,098,597
                                             ===============    ===============    ===============    ===============
                                       68

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                       Capital Growth
                                             ----------------------------------
                                                 2003 (q)         2002 (p) (q)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $      (546,651)
Net realized gains (losses)                                -        (42,209,425)
Change in unrealized gains (losses)                        -         31,338,180
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                         -        (11,417,896)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -            145,405
Benefit payments                                           -         (1,257,451)
Payments on termination                                    -         (6,644,712)
Contract maintenance charge                                -            (32,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -        (77,469,775)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                              -        (85,259,203)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -        (96,677,099)

NET ASSETS AT BEGINNING OF PERIOD                          -         96,677,099
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -          4,700,747
         Units Issued                                      -            426,069
         Units Redeemed                                    -         (5,126,816)
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(q)  On August 31, 2002, Capital Growth merged into Money Market
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Dividend Growth                           Equity
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     3,966,568    $     5,695,378    $    (5,950,086)   $    (8,246,816)
Net realized gains (losses)                       39,234,952         40,787,166       (101,896,948)      (136,699,540)
Change in unrealized gains (losses)              135,729,451       (255,032,965)       216,938,677        (54,042,305)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                               178,930,971       (208,550,421)       109,091,643       (198,988,661)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,399,558          2,646,596            925,560          1,566,712
Benefit payments                                 (22,749,550)       (29,055,707)       (14,117,664)       (17,395,259)
Payments on termination                         (101,580,897)      (126,718,025)       (72,801,259)       (88,853,767)
Contract maintenance charge                         (512,299)          (612,067)          (396,946)          (487,310)
Transfers among the sub-accounts
   and with the Fixed Account - net              (13,875,148)       (57,031,968)       (29,635,100)       (78,794,195)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (137,318,336)      (210,771,171)      (116,025,409)      (183,963,819)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 41,612,635       (419,321,592)        (6,933,766)      (382,952,480)

NET ASSETS AT BEGINNING OF PERIOD                779,026,445      1,198,348,037        595,598,159        978,550,639
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   820,639,080    $   779,026,445    $   588,664,393    $   595,598,159
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      31,946,324         38,546,868         20,268,369         24,147,859
         Units Issued                              6,181,701          5,633,421          2,705,444          3,796,017
         Units Redeemed                          (10,753,507)       (12,233,965)        (5,647,473)        (7,675,507)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             27,374,518         31,946,324         17,326,340         20,268,369
                                             ===============    ===============    ===============    ===============
                                       69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                      European Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (826,014)   $       131,661
Net realized gains (losses)                       (9,647,714)       (95,017,526)
Change in unrealized gains (losses)               51,641,657         39,529,627
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                41,167,929        (55,356,238)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             309,030          8,546,300
Benefit payments                                  (4,396,340)        (5,879,988)
Payments on termination                          (24,189,125)       (35,646,201)
Contract maintenance charge                         (113,187)          (142,023)
Transfers among the sub-accounts
   and with the Fixed Account - net               (8,062,316)       (27,707,373)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (36,451,938)       (60,829,285)
                                             ---------------    ---------------

Increase (decrease) in amounts
   retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,715,991       (116,185,523)

NET ASSETS AT BEGINNING OF PERIOD                182,586,102        298,771,625
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   187,302,093    $   182,586,102
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,623,434         10,421,819
         Units Issued                              4,648,314         46,512,166
         Units Redeemed                           (6,071,597)       (48,310,551)
                                             ---------------    ---------------
   Units outstanding at end of period              7,200,152          8,623,434
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable              Morgan Stanley Variable
                                                    Investment Series                      Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                 Global
                                                      Global Advantage                      Dividend Growth
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (78,486)   $      (174,627)   $     1,162,989    $       833,640
Net realized gains (losses)                       (3,036,768)        (8,241,630)        (8,494,736)       (13,672,103)
Change in unrealized gains (losses)                8,848,892          1,322,149         58,039,750        (20,716,022)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,733,638         (7,094,108)        50,708,003        (33,554,485)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              31,362             94,056            460,789            629,756
Benefit payments                                    (422,668)          (627,890)        (4,851,504)        (7,126,506)
Payments on termination                           (2,129,891)        (3,100,539)       (25,197,790)       (29,652,361)
Contract maintenance charge                          (17,305)           (20,416)          (120,963)          (141,026)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (493,036)        (5,556,976)        (2,134,071)        (9,460,184)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,031,538)        (9,211,765)       (31,843,539)       (45,750,321)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,702,100        (16,305,873)        18,864,464        (79,304,806)

NET ASSETS AT BEGINNING OF PERIOD                 21,521,435         37,827,308        190,168,876        269,473,682
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    24,223,535    $    21,521,435    $   209,033,340    $   190,168,876
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,702,308          5,072,993         13,562,484         16,304,723
         Units Issued                              3,849,119          1,494,639          9,594,992          3,817,656
         Units Redeemed                           (4,321,533)        (2,865,324)       (11,549,698)        (6,559,895)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,229,894          3,702,308         11,607,778         13,562,484
                                             ===============    ===============    ===============    ===============
                                       70

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                        High Yield
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     4,248,778    $     8,898,783
Net realized gains (losses)                      (34,185,555)       (55,753,613)
Change in unrealized gains (losses)               41,547,202         42,108,939
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,610,425         (4,745,891)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             270,562             98,575
Benefit payments                                  (1,627,056)        (1,715,075)
Payments on termination                           (7,384,040)        (8,036,441)
Contract maintenance charge                          (38,597)           (41,536)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,916,881         (4,134,753)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (862,250)       (13,829,230)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,748,175        (18,575,121)

NET ASSETS AT BEGINNING OF PERIOD                 43,505,421         62,080,542
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    54,253,596    $    43,505,421
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,837,528          6,228,687
         Units Issued                             16,781,594          5,083,144
         Units Redeemed                          (16,722,846)        (6,474,303)
                                             ---------------    ---------------
   Units outstanding at end of period              4,896,276          4,837,528
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       Income Builder                         Information
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       813,666    $     1,480,504    $       (44,769)   $        (9,907)
Net realized gains (losses)                       (1,459,271)        (2,150,617)           110,470         (1,376,851)
Change in unrealized gains (losses)                8,906,070         (4,589,526)         1,291,252           (393,340)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,260,465         (5,259,639)         1,356,953         (1,780,098)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             149,498            349,017             63,351            119,996
Benefit payments                                  (1,485,697)        (1,775,094)           (61,327)           (41,487)
Payments on termination                           (6,274,531)        (6,127,759)          (311,147)          (283,297)
Contract maintenance charge                          (28,258)           (29,477)            (1,952)            (1,695)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,540,387           (353,865)         1,830,215           (398,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (6,098,601)        (7,937,178)         1,519,140           (604,780)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,161,864        (13,196,817)         2,876,093         (2,384,878)

NET ASSETS AT BEGINNING OF PERIOD                 47,094,305         60,291,122          1,960,815          4,345,693
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    49,256,169    $    47,094,305    $     4,836,908    $     1,960,815
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,059,365          4,727,531            663,998            830,416
         Units Issued                              1,541,342          1,284,254          3,219,839          1,347,995
         Units Redeemed                           (2,010,803)        (1,952,420)        (2,847,523)        (1,514,413)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,589,904          4,059,365          1,036,314            663,998
                                             ===============    ===============    ===============    ===============
                                       71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                         Sub-Account
                                             ----------------------------------
                                                      Limited Duration
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     1,639,616    $     1,023,330
Net realized gains (losses)                         (228,129)           294,060
Change in unrealized gains (losses)                 (894,667)           (21,940)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   516,820          1,295,450
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,712,830          4,605,164
Benefit payments                                    (982,624)          (613,539)
Payments on termination                          (13,714,102)       (17,061,151)
Contract maintenance charge                          (33,664)           (19,465)
Transfers among the sub-accounts
   and with the Fixed Account - net                4,629,673         56,373,977
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (8,387,887)        43,284,986
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (7,871,067)        44,580,436

NET ASSETS AT BEGINNING OF PERIOD                 69,290,700         24,710,264
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    61,419,633    $    69,290,700
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       6,130,118          2,240,144
         Units Issued                              6,130,468         27,774,747
         Units Redeemed                           (6,868,188)       (23,884,773)
                                             ---------------    ---------------
   Units outstanding at end of period              5,392,398          6,130,118
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                         Pacific Growth
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (2,244,970)   $      (352,027)   $      (271,216)   $      (395,429)
Net realized gains (losses)                                -                  -            606,150         (1,742,638)
Change in unrealized gains (losses)                        -                  -          4,802,671           (470,962)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (2,244,970)          (352,027)         5,137,605         (2,609,029)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,331,423         19,528,404            165,361          3,542,434
Benefit payments                                  (8,764,697)       (12,927,940)          (280,436)          (473,361)
Payments on termination                         (102,230,881)      (155,039,032)        (2,646,488)        (3,283,591)
Contract maintenance charge                         (158,959)          (172,170)           (15,399)           (18,886)
Transfers among the sub-accounts
   and with the Fixed Account - net              (54,716,892)       118,336,770          2,299,585         (9,253,222)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                   (162,540,006)       (30,273,968)          (477,377)        (9,486,626)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS               (164,784,976)       (30,625,995)         4,660,228        (12,095,655)

NET ASSETS AT BEGINNING OF PERIOD                402,007,362        432,633,357         18,319,147         30,414,802
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   237,222,386    $   402,007,362    $    22,979,375    $    18,319,147
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      28,381,661         30,239,360          5,625,183          7,159,251
         Units Issued                            152,248,316        199,348,791         21,184,235        175,766,604
         Units Redeemed                         (163,753,821)      (201,206,490)       (21,311,049)      (177,300,672)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             16,876,156         28,381,661          5,498,369          5,625,183
                                             ===============    ===============    ===============    ===============
                                       72

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                    Quality Income Plus
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    15,734,885    $    19,068,028
Net realized gains (losses)                        1,953,746         (1,374,454)
Change in unrealized gains (losses)                7,217,356         (2,140,241)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                24,905,987         15,553,333
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             813,220          2,007,502
Benefit payments                                 (14,121,631)       (12,985,405)
Payments on termination                          (57,096,831)       (53,831,653)
Contract maintenance charge                         (181,155)          (189,547)
Transfers among the sub-accounts
   and with the Fixed Account - net              (11,163,307)        21,490,259
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (81,749,704)       (43,508,844)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (56,843,717)       (27,955,511)

NET ASSETS AT BEGINNING OF PERIOD                397,715,879        425,671,390
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   340,872,162    $   397,715,879
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      19,077,647         20,923,915
         Units Issued                             12,286,616          7,740,497
         Units Redeemed                          (15,799,834)        (9,586,765)
                                             ---------------    ---------------
   Units outstanding at end of period             15,564,429         19,077,647
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       S&P 500 Index                           Strategist
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (473,517)   $      (571,996)   $     1,020,395    $       623,251
Net realized gains (losses)                      (15,097,272)       (12,919,160)        (6,983,442)       (14,605,494)
Change in unrealized gains (losses)               42,462,912        (22,594,477)        82,409,928        (36,917,370)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                26,892,123        (36,085,633)        76,446,881        (50,899,613)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             831,805          1,860,370            646,209          1,083,124
Benefit payments                                  (2,320,259)        (2,725,639)       (10,907,990)       (12,901,316)
Payments on termination                          (10,383,334)       (13,488,215)       (46,232,870)       (52,497,057)
Contract maintenance charge                          (72,171)           (79,313)          (191,439)          (219,105)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,357,214         (1,467,027)        (5,143,744)       (27,269,012)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (3,586,745)       (15,899,824)       (61,829,834)       (91,803,366)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 23,305,378        (51,985,457)        14,617,047       (142,702,979)

NET ASSETS AT BEGINNING OF PERIOD                104,608,980        156,594,437        351,931,744        494,634,723
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,914,358    $   104,608,980    $   366,548,791    $   351,931,744
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      13,650,304         15,542,034         16,777,896         20,191,972
         Units Issued                             13,447,449          4,889,622          1,729,116          2,621,467
         Units Redeemed                          (13,818,945)        (6,781,352)        (3,923,169)        (6,035,543)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             13,278,808         13,650,304         14,583,843         16,777,896
                                             ===============    ===============    ===============    ===============
                                       73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 Morgan Stanley Variable
                                                    Investment Series
                                                        Sub-Account
                                             ----------------------------------
                                                         Utilities
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $     2,569,483    $     3,650,996
Net realized gains (losses)                      (22,646,368)       (33,054,355)
Change in unrealized gains (losses)               43,704,994        (40,534,265)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                23,628,109        (69,937,624)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             412,126            554,598
Benefit payments                                  (6,282,434)        (8,973,628)
Payments on termination                          (21,332,880)       (30,083,233)
Contract maintenance charge                         (108,615)          (138,370)
Transfers among the sub-accounts
   and with the Fixed Account - net              (10,830,103)       (21,653,110)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (38,141,906)       (60,293,743)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (14,513,797)      (130,231,367)

NET ASSETS AT BEGINNING OF PERIOD                179,522,767        309,754,134
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   165,008,970    $   179,522,767
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,241,901         14,350,719
         Units Issued                              3,389,613          4,787,663
         Units Redeemed                           (5,432,303)        (7,896,481)
                                             ---------------    ---------------
   Units outstanding at end of period              9,199,211         11,241,901
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account IA, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable                Morgan Stanley Variable
                                                     Investment Series                      Investment Series
                                                     (Class Y Shares)                       (Class Y Shares)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     Aggressive Equity                       Capital Growth
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)            2003 (r)        2002 (p) (r)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (364,471)   $      (278,582)   $             -    $       (66,077)
Net realized gains (losses)                       (2,600,533)        (1,303,535)                 -         (2,525,504)
Change in unrealized gains (losses)                7,822,795         (3,464,653)                 -          1,643,550
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,857,791         (5,046,770)                 -           (948,031)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,139,760          4,294,161                  -          1,475,761
Benefit payments                                    (161,768)          (251,616)                 -            (41,274)
Payments on termination                           (1,028,102)        (1,038,406)                 -           (256,347)
Contract maintenance charge                          (12,346)            (9,310)                 -             (1,068)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,069,628            749,126                  -         (6,701,235)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,007,172          3,743,955                  -         (5,524,163)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,864,963         (1,302,815)                 -         (6,472,194)

NET ASSETS AT BEGINNING OF PERIOD                 17,226,203         18,529,018                  -          6,472,194
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    25,091,166    $    17,226,203    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       3,298,105          2,711,846                  -            919,083
         Units Issued                              3,906,909          1,744,256                  -            601,841
         Units Redeemed                           (3,536,184)        (1,157,997)                 -         (1,520,924)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,668,830          3,298,105                  -                  -
                                             ===============    ===============    ===============    ===============
                                       74

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Dividend Growth
                                                     (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        44,285    $       112,033
Net realized gains (losses)                       (1,009,243)        (3,466,135)
Change in unrealized gains (losses)               21,715,571        (13,398,412)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,750,613        (16,752,514)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,865,457         19,186,568
Benefit payments                                  (1,818,871)          (803,478)
Payments on termination                           (4,791,262)        (3,248,989)
Contract maintenance charge                          (26,152)           (18,328)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,324,813         11,557,182
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     24,553,985         26,672,955
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 45,304,598          9,920,441

NET ASSETS AT BEGINNING OF PERIOD                 68,922,746         59,002,305
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   114,227,344    $    68,922,746
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,696,023          5,969,986
         Units Issued                              5,479,911          8,871,801
         Units Redeemed                           (3,005,447)        (6,145,764)
                                             ---------------    ---------------
   Units outstanding at end of period             11,170,487          8,696,023
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                           Equity                           European Growth
                                                      (Class Y Shares)                     (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,236,079)   $      (932,432)   $      (276,688)   $         7,155
Net realized gains (losses)                       (3,094,585)        (4,140,719)           319,489           (967,255)
Change in unrealized gains (losses)               19,845,435        (11,579,603)         8,065,950         (2,531,834)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,514,771        (16,652,754)         8,108,751         (3,491,934)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          15,358,243         17,599,855          5,719,569          7,867,161
Benefit payments                                  (1,169,816)        (1,046,188)          (438,807)          (242,319)
Payments on termination                           (3,873,167)        (3,296,821)        (1,486,705)        (4,335,415)
Contract maintenance charge                          (26,793)           (21,714)            (9,191)            (6,670)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,029,597          6,651,905          2,136,641          1,422,928
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     19,318,064         19,887,037          5,921,507          4,705,685
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 34,832,835          3,234,283         14,030,258          1,213,751

NET ASSETS AT BEGINNING OF PERIOD                 63,832,081         60,597,798         21,754,695         20,540,944
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    98,664,916    $    63,832,081    $    35,784,953    $    21,754,695
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      11,901,051          8,802,736          3,700,311          2,730,305
         Units Issued                              5,331,030          6,639,712         15,405,881         25,268,953
         Units Redeemed                           (3,107,263)        (3,541,397)       (14,682,319)       (24,298,947)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             14,124,818         11,901,051          4,423,874          3,700,311
                                             ===============    ===============    ===============    ===============
                                       75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                      (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                      Global Advantage
                                                      (Class Y Shares)
                                             ----------------------------------
                                                    2003            2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (55,023)   $       (56,393)
Net realized gains (losses)                         (303,041)          (620,104)
Change in unrealized gains (losses)                2,054,132           (700,975)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,696,068         (1,377,472)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,315,546            975,627
Benefit payments                                     (88,362)           (83,613)
Payments on termination                             (305,610)          (540,088)
Contract maintenance charge                           (2,227)            (2,158)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,366,889            385,096
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,286,236            734,864
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,982,304           (642,608)

NET ASSETS AT BEGINNING OF PERIOD                  5,211,886          5,854,494
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,194,190    $     5,211,886
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,032,992            916,797
         Units Issued                                433,983            897,014
         Units Redeemed                             (190,862)          (780,819)
                                             ---------------    ---------------
   Units outstanding at end of period              1,276,113          1,032,992
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                     (Class Y Shares)                      (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Global Dividend Growth                      High Yield
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                 2003              2002 (p)              2003            2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        36,174    $         9,231    $     1,617,436    $     1,411,053
Net realized gains (losses)                          (64,359)          (246,603)          (721,953)          (674,605)
Change in unrealized gains (losses)                8,828,168         (2,550,826)         3,651,472         (1,469,549)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,799,983         (2,788,198)         4,546,955           (733,101)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          10,124,159          7,978,336          9,532,747          3,543,251
Benefit payments                                    (600,911)          (207,229)          (284,116)          (324,274)
Payments on termination                           (1,426,306)          (620,561)          (955,059)          (274,434)
Contract maintenance charge                           (7,330)            (3,248)            (4,308)            (1,775)
Transfers among the sub-accounts
   and with the Fixed Account - net                9,169,580          5,904,423         10,331,482          2,341,595
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     17,259,192         13,051,721         18,620,746          5,284,363
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 26,059,175         10,263,523         23,167,701          4,551,262

NET ASSETS AT BEGINNING OF PERIOD                 20,620,654         10,357,131         10,638,797          6,087,535
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    46,679,829    $    20,620,654    $    33,806,498    $    10,638,797
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,606,955          1,126,525          2,432,734          1,280,977
         Units Issued                              2,348,398          2,218,108          4,567,849          1,954,173
         Units Redeemed                             (625,795)          (737,678)        (1,695,658)          (802,416)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              4,329,558          2,606,955          5,304,925          2,432,734
                                             ===============    ===============    ===============    ===============
                                       76

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                  Morgan Stanley Variable
                                                     Investment Series
                                                     (Class Y Shares)
                                                        Sub-Account
                                             ----------------------------------
                                                       Income Builder
                                                      (Class Y Shares)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       382,712    $       284,799
Net realized gains (losses)                            6,580           (174,399)
Change in unrealized gains (losses)                4,281,235         (1,143,814)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 4,670,527         (1,033,414)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,790,480          4,796,452
Benefit payments                                    (275,004)          (186,107)
Payments on termination                           (2,145,549)          (513,148)
Contract maintenance charge                           (4,462)            (2,317)
Transfers among the sub-accounts
   and with the Fixed Account - net               17,220,662          3,239,590
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     22,586,127          7,334,470
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 27,256,654          6,301,056

NET ASSETS AT BEGINNING OF PERIOD                 13,400,928          7,099,872
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    40,657,582    $    13,400,928
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,481,949            709,159
         Units Issued                              3,252,754          1,314,125
         Units Redeemed                           (1,016,488)          (541,335)
                                             ---------------    ---------------
   Units outstanding at end of period              3,718,215          1,481,949
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable                 Morgan Stanley Variable
                                                      Investment Series                      Investment Series
                                                       (Class Y Shares)                      (Class Y Shares)
                                                         Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Information                         Limited Duration
                                                       (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (145,587)   $       (37,338)   $     1,953,075    $       727,634
Net realized gains (losses)                         (445,726)        (2,003,220)          (148,815)           229,845
Change in unrealized gains (losses)                4,341,652         (1,853,335)        (1,595,577)            50,924
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,750,339         (3,893,893)           208,683          1,008,403
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,225,880          2,003,807         25,796,774         22,286,809
Benefit payments                                     (46,282)           (98,471)        (1,523,087)          (814,968)
Payments on termination                             (341,351)          (209,112)        (9,714,395)        (7,176,145)
Contract maintenance charge                           (3,191)            (2,334)           (17,539)            (6,036)
Transfers among the sub-accounts
   and with the Fixed Account - net                1,399,099           (112,201)        34,891,425         33,339,290
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,234,155          1,581,689         49,433,178         47,628,950
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,984,494         (2,312,204)        49,641,861         48,637,353

NET ASSETS AT BEGINNING OF PERIOD                  5,043,719          7,355,923         70,980,957         22,343,604
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    13,028,213    $     5,043,719    $   120,622,818    $    70,980,957
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       1,666,789          1,378,017          6,502,356          2,087,334
         Units Issued                              1,168,068          1,622,881          9,337,125         11,054,564
         Units Redeemed                             (563,629)        (1,334,109)        (4,580,583)        (6,639,542)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              2,271,228          1,666,789         11,258,898          6,502,356
                                             ===============    ===============    ===============    ===============
                                       77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                        Money Market
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003              2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,303,168)   $      (681,689)
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                (1,303,168)          (681,689)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          41,709,845         63,515,776
Benefit payments                                  (1,643,995)        (1,192,309)
Payments on termination                          (34,026,335)       (41,889,996)
Contract maintenance charge                          (28,029)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net              (45,125,147)        14,460,780
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (39,113,661)        34,878,078
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                (40,416,829)        34,196,389

NET ASSETS AT BEGINNING OF PERIOD                131,413,323         97,216,934
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    90,996,494    $   131,413,323
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,744,404          9,368,740
         Units Issued                             44,235,460         61,260,187
         Units Redeemed                          (47,996,305)       (57,884,523)
                                             ---------------    ---------------
   Units outstanding at end of period              8,983,559         12,744,404
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Variable               Morgan Stanley Variable
                                                     Investment Series                     Investment Series
                                                      (Class Y Shares)                     (Class Y Shares)
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      Pacific Growth                     Quality Income Plus
                                                     (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (94,122)   $       (57,013)   $     4,828,766    $     3,156,360
Net realized gains (losses)                        2,075,534            923,587            348,408            (76,977)
Change in unrealized gains (losses)                1,227,490           (467,808)         2,196,274            124,968
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 3,208,902            398,766          7,373,448          3,204,351
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,527,313          1,796,411         23,683,497         22,100,171
Benefit payments                                      (2,595)           (25,602)        (1,819,684)          (926,600)
Payments on termination                           (1,843,070)        (3,218,915)       (12,151,005)        (5,337,706)
Contract maintenance charge                           (1,489)              (846)           (23,076)           (12,170)
Transfers among the sub-accounts
   and with the Fixed Account - net                  855,824          2,040,695         20,213,205         27,174,843
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      1,535,983            591,743         29,902,937         42,998,538
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,744,885            990,509         37,276,385         46,202,889

NET ASSETS AT BEGINNING OF PERIOD                  2,619,407          1,628,898         99,129,739         52,926,850
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,364,292    $     2,619,407    $   136,406,124    $    99,129,739
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         631,464            293,211          8,406,234          4,636,882
         Units Issued                             34,394,313         22,774,203          7,430,559          8,036,039
         Units Redeemed                          (33,859,526)       (22,435,950)        (4,573,020)        (4,266,687)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              1,166,251            631,464         11,263,773          8,406,234
                                             ===============    ===============    ===============    ===============
                                       78

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Morgan Stanley Variable
                                                      Investment Series
                                                       (Class Y Shares)
                                                         Sub-Account
                                             ----------------------------------
                                                       S&P 500 Index
                                                      (Class Y Shares)
                                             ----------------------------------
                                                  2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (726,885)   $      (413,819)
Net realized gains (losses)                       (1,452,764)        (1,606,699)
Change in unrealized gains (losses)               23,609,209        (13,034,731)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,429,560        (15,055,249)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          31,264,904         22,098,750
Benefit payments                                  (1,039,439)          (838,852)
Payments on termination                           (4,673,744)        (2,429,965)
Contract maintenance charge                          (28,459)           (17,363)
Transfers among the sub-accounts
   and with the Fixed Account - net               18,199,035         12,599,213
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     43,722,297         31,411,783
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 65,151,857         16,356,534

NET ASSETS AT BEGINNING OF PERIOD                 61,908,782         45,552,248
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   127,060,639    $    61,908,782
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,380,429          5,852,765
         Units Issued                              7,761,234          7,115,577
         Units Redeemed                           (2,834,987)        (2,587,913)
                                             ---------------    ---------------
   Units outstanding at end of period             15,306,676         10,380,429
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Morgan Stanley Variable              Morgan Stanley Variable
                                                      Investment Series                    Investment Series
                                                       (Class Y Shares)                    (Class Y Shares)
                                                          Sub-Account                         Sub-Account
                                             ----------------------------------    ----------------------------------
                                                         Strategist                            Utilities
                                                      (Class Y Shares)                      (Class Y Shares)
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (112,251)   $      (132,403)   $       246,067    $       267,987
Net realized gains (losses)                         (496,000)        (1,377,769)        (1,426,395)        (3,073,173)
Change in unrealized gains (losses)               15,682,854         (5,239,997)         4,371,245         (3,553,599)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,074,603         (6,750,169)         3,190,917         (6,358,785)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          12,828,276         13,112,905          2,328,921          3,728,034
Benefit payments                                  (1,701,447)          (753,078)          (470,521)          (459,994)
Payments on termination                           (2,835,508)        (2,431,964)        (1,139,156)        (1,092,398)
Contract maintenance charge                          (21,460)           (15,097)            (7,218)            (6,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                8,133,585          5,839,192          1,738,888           (170,274)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     16,403,446         15,751,958          2,450,914          1,998,751
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 31,478,049          9,001,789          5,641,831         (4,360,034)

NET ASSETS AT BEGINNING OF PERIOD                 55,794,328         46,792,539         19,653,084         24,013,118
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    87,272,377    $    55,794,328    $    25,294,915    $    19,653,084
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,215,885          5,356,482          3,517,621          3,256,726
         Units Issued                              3,114,281          3,850,522          1,170,455          1,958,429
         Units Redeemed                           (1,467,408)        (1,991,119)          (950,205)        (1,697,534)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              8,862,758          7,215,885          3,737,871          3,517,621
                                             ===============    ===============    ===============    ===============
                                       79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                      Oppenheimer Bond
                                             ----------------------------------
                                                   2003              2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       258,396    $       348,246
Net realized gains (losses)                          113,497             11,237
Change in unrealized gains (losses)                 (119,325)           161,855
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   252,568            521,338
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             319,091            637,203
Benefit payments                                     (91,127)           (33,196)
Payments on termination                           (4,523,566)          (627,946)
Contract maintenance charge                           (3,203)            (2,360)
Transfers among the sub-accounts
   and with the Fixed Account - net                  205,774          2,914,093
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (4,093,031)         2,887,794
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 (3,840,463)         3,409,132

NET ASSETS AT BEGINNING OF PERIOD                  8,734,608          5,325,476
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,894,145    $     8,734,608
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         726,360            477,018
         Units Issued                                147,740            527,920
         Units Redeemed                             (487,612)          (278,578)
                                             ---------------    ---------------
   Units outstanding at end of period                386,488            726,360
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                        Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Oppenheimer                            Oppenheimer
                                                    Capital Appreciation                    Global Securities
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (49,790)   $       (46,575)   $       (25,183)   $       (45,001)
Net realized gains (losses)                         (255,778)          (852,622)          (276,455)          (540,813)
Change in unrealized gains (losses)                1,711,456         (1,332,546)         1,955,099         (1,032,633)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 1,405,888         (2,231,743)         1,653,461         (1,618,447)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             240,306            916,593            165,767            745,684
Benefit payments                                     (18,061)           (71,757)           (19,569)           (83,481)
Payments on termination                             (363,974)          (863,723)          (408,192)        (1,159,223)
Contract maintenance charge                           (6,683)            (6,030)            (5,230)            (4,788)
Transfers among the sub-accounts
   and with the Fixed Account - net                  367,442             11,031              2,323            499,197
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        219,030            (13,886)          (264,901)            (2,611)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,624,918         (2,245,629)         1,388,560         (1,621,058)

NET ASSETS AT BEGINNING OF PERIOD                  4,902,477          7,148,106          4,402,396          6,023,454
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,527,395    $     4,902,477    $     5,790,956    $     4,402,396
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         620,146            652,728            449,504            472,644
         Units Issued                                135,339            371,528             77,970            255,586
         Units Redeemed                             (116,436)          (404,110)          (108,626)          (278,726)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                639,049            620,146            418,848            449,504
                                             ===============    ===============    ===============    ===============
                                       80

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                   Variable Account Funds
                                                         Sub-Account
                                             ----------------------------------
                                                   Oppenheimer High Income
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        61,896    $       122,494
Net realized gains (losses)                          (17,920)          (106,921)
Change in unrealized gains (losses)                  201,698            (79,484)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   245,674            (63,911)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             112,686            237,616
Benefit payments                                     (40,611)                 -
Payments on termination                              (85,653)           (65,360)
Contract maintenance charge                           (1,043)              (735)
Transfers among the sub-accounts
   and with the Fixed Account - net                  254,970           (363,745)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        240,349           (192,224)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    486,023           (256,135)

NET ASSETS AT BEGINNING OF PERIOD                  1,061,681          1,317,816
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,547,704    $     1,061,681
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         114,555            136,928
         Units Issued                                 50,640             68,723
         Units Redeemed                              (28,643)           (91,096)
                                             ---------------    ---------------
   Units outstanding at end of period                136,552            114,555
                                             ===============    ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer
                                                         Oppenheimer                     Variable Account Funds
                                                    Variable Account Funds               (Service Class ("SC"))
                                                          Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                   Oppenheimer Main Street                    Oppenheimer
                                                      Small Cap Growth                   Aggressive Growth (SC)
                                             ----------------------------------    ----------------------------------
                                                   2003               2002            2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (32,370)   $       (28,981)   $          (196)   $             -
Net realized gains (losses)                          (17,936)           (34,293)               182                  -
Change in unrealized gains (losses)                  969,142           (366,059)               612                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   918,836           (429,333)               598                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             297,499            470,471             30,325                  -
Benefit payments                                      (2,458)           (31,165)                 -                  -
Payments on termination                             (168,971)          (400,361)            (1,056)                 -
Contract maintenance charge                           (3,380)            (2,822)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  303,979            480,140             40,622                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        426,669            516,263             69,891                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  1,345,505             86,930             70,489                  -

NET ASSETS AT BEGINNING OF PERIOD                  2,077,937          1,991,007                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,423,442    $     2,077,937    $        70,489    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         199,203            158,771                  -                  -
         Units Issued                                 78,103            150,309              5,776                  -
         Units Redeemed                              (46,975)          (109,877)              (112)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                230,331            199,203              5,664                  -
                                             ===============    ===============    ===============    ===============
                                       81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                    Variable Account Funds
                                                    (Service Class ("SC"))
                                                         Sub-Account
                                             ----------------------------------
                                                    Oppenheimer Capital
                                                      Appreciation (SC)
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (562)   $             -
Net realized gains (losses)                                9                  -
Change in unrealized gains (losses)                   15,518                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    14,965                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,869                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  114,131                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        318,000                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    332,965                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       332,965    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 27,125                  -
         Units Redeemed                                  (63)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,062                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    Oppenheimer Global                         Oppenheimer
                                                      Securities (SC)                        High Income (SC)
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)          2003 (e)            2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (268)   $             -    $          (392)   $             -
Net realized gains (losses)                              294                  -                 46                  -
Change in unrealized gains (losses)                   10,354                  -              5,560                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    10,380                  -              5,214                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              60,258                  -            147,116                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (1,227)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   32,171                  -             46,571                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         91,202                  -            193,047                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    101,582                  -            198,261                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       101,582    $             -    $       198,261    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  7,927                  -             15,674                  -
         Units Redeemed                                 (821)                 -               (411)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  7,106                  -             15,263                  -
                                             ===============    ===============    ===============    ===============
                                       82

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Oppenheimer
                                                  Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                       Oppenheimer
                                                     Main Street (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (689)   $             -
Net realized gains (losses)                              104                  -
Change in unrealized gains (losses)                   17,987                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    17,402                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             203,979                  -
Benefit payments                                           -                  -
Payments on termination                                 (172)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  124,243                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        328,050                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    345,452                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       345,452    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 28,446                  -
         Units Redeemed                               (1,152)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 27,294                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                           Oppenheimer
                                                   Variable Account Funds                Variable Account Funds
                                                   (Service Class ("SC"))                (Service Class ("SC"))
                                                        Sub-Account                            Sub-Account
                                             ---------------------------------     ----------------------------------
                                                   Oppenheimer Main Street                 Oppenheimer Multiple
                                                    Small Cap Growth (SC)                     Strategies (SC)
                                             ---------------------------------     ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (899)   $          (147)   $          (508)   $             -
Net realized gains (losses)                              559               (263)                53                  -
Change in unrealized gains (losses)                   22,478             (1,502)            10,136                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    22,138             (1,912)             9,681                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             146,319              8,126            141,508                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (273)                 -                (87)                 -
Contract maintenance charge                              (21)               (13)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,492             (1,414)            93,434                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        249,517              6,699            234,855                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    271,655              4,787            244,536                  -

NET ASSETS AT BEGINNING OF PERIOD                      8,477              3,690                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       280,132    $         8,477    $       244,536    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             857                309                  -                  -
         Units Issued                                 18,437                704             18,846                  -
         Units Redeemed                                 (198)              (156)              (223)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 19,096                857             18,623                  -
                                             ===============    ===============    ===============    ===============
                                       83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                         Oppenheimer
                                                   Variable Account Funds
                                                  (Service Class ("SC"))
                                                        Sub-Account
                                             ----------------------------------
                                                         Oppenheimer
                                                     Strategic Bond (SC)
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (840)   $             -
Net realized gains (losses)                               21                  -
Change in unrealized gains (losses)                   10,313                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             236,608                  -
Benefit payments                                           -                  -
Payments on termination                                  (97)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  103,470                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        339,981                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    349,475                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       349,475    $             -
                                             ---------------    ---------------

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                 31,002                  -
         Units Redeemed                               (2,309)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                 28,693                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Advisors                         PIMCO Advisors
                                                  Variable Insurance Trust              Variable Insurance Trust
                                                      Sub-Account (j)                         Sub-Account (j)
                                             ----------------------------------    ----------------------------------
                                                                                                  PEA
                                                    OpCap Small Cap (k)                Science and Technology (l)
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $           (10)   $           (10)   $           (28)
Net realized gains (losses)                               (2)                71               (185)              (488)
Change in unrealized gains (losses)                      400               (280)               537             (1,032)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       382               (219)               342             (1,548)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                 252                452                  2                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                   (1)                 -                  -             (1,154)
Contract maintenance charge                               (6)                (3)                (3)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                        -                100               (713)             1,073
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            245                549               (714)               (87)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        627                330               (372)            (1,635)

NET ASSETS AT BEGINNING OF PERIOD                        798                468                921              2,556
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,425    $           798    $           549    $           921
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                              86                 39                118                163
         Units Issued                                     24                 50                  -                 94
         Units Redeemed                                   (1)                (3)               (74)              (139)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    109                 86                 44                118
                                             ===============    ===============    ===============    ===============
                                       84

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      PIMCO Variable
                                                     Insurance Trust
                                                       Sub-Account
                                             ----------------------------------
                                                       Foreign Bond
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           336    $           601
Net realized gains (losses)                            2,609                403
Change in unrealized gains (losses)                   (1,278)             1,290
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,667              2,294
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72             95,582
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                              (21)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                 (107,705)             9,068
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (107,654)           104,643
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                   (105,987)           106,937

NET ASSETS AT BEGINNING OF PERIOD                    107,683                746
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         1,696    $       107,683
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          10,036                 74
         Units Issued                                     22              9,990
         Units Redeemed                               (9,901)               (28)
                                             ---------------    ---------------
   Units outstanding at end of period                    157             10,036
                                             ===============    ===============

(j)  Previously known as OCC Accumulation Trust
(k)  Previously known as OCC Small Cap
(l)  Previously known as OCC Science and Technology

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable                        PIMCO Variable
                                                      Insurance Trust                       Insurance Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        Money Market                       PIMCO Total Return
                                             ----------------------------------    ----------------------------------
                                                  2003               2002               2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (91)   $            (9)   $           512    $           795
Net realized gains (losses)                                -                  -              1,915              1,312
Change in unrealized gains (losses)                        -                  -               (769)               792
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (91)                (9)             1,658              2,899
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               2,238              3,728                  -             95,250
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -             (1,602)                 -                  -
Contract maintenance charge                              (52)               (18)               (18)                (7)
Transfers among the sub-accounts
   and with the Fixed Account - net                    4,940              1,061           (108,350)             9,130
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          7,126              3,169           (108,368)           104,373
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      7,035              3,160           (106,710)           107,272

NET ASSETS AT BEGINNING OF PERIOD                      6,886              3,726            107,930                658
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        13,921    $         6,886    $         1,220    $       107,930
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             688                372             10,070                 66
         Units Issued                                  1,489                497                 19             10,030
         Units Redeemed                                 (775)              (181)            (9,979)               (26)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  1,402                688                110             10,070
                                             ===============    ===============    ===============    ===============
                                       85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                       VT The George
                                                   Putnam Fund of Boston
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (25,538)   $             -
Net realized gains (losses)                           11,161                  -
Change in unrealized gains (losses)                  275,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   261,457                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,722,032                  -
Benefit payments                                           -                  -
Payments on termination                              (50,287)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,926,597                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      4,598,342                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  4,859,799                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     4,859,799    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                471,658                  -
         Units Redeemed                              (43,237)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                428,421                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                             VT
                                                  Global Asset Allocation                 VT Growth and Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (291)   $             -    $        15,571    $       (25,456)
Net realized gains (losses)                               15                  -           (255,787)        (2,022,477)
Change in unrealized gains (losses)                    4,329                  -          9,812,407         (5,525,965)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     4,053                  -          9,572,191         (7,573,898)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              50,874                  -          4,994,278          6,399,453
Benefit payments                                           -                  -         (1,057,563)          (762,707)
Payments on termination                                 (199)                 -         (2,486,386)        (1,932,839)
Contract maintenance charge                                -                  -            (14,168)           (11,175)
Transfers among the sub-accounts
   and with the Fixed Account - net                    6,856                  -          6,495,505          6,371,252
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         57,531                  -          7,931,666         10,063,984
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     61,584                  -         17,503,857          2,490,086

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         30,708,551         28,218,465
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        61,584    $             -    $    48,212,408    $    30,708,551
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,946,392          2,888,212
         Units Issued                                  4,964                  -          7,573,766          4,738,363
         Units Redeemed                                  (17)                 -         (6,673,055)        (3,680,183)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  4,947                  -          4,847,103          3,946,392
                                             ===============    ===============    ===============    ===============
                                       86

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                    VT Health Sciences
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (464)   $             -
Net realized gains (losses)                                7                  -
Change in unrealized gains (losses)                    6,445                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     5,988                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              70,621                  -
Benefit payments                                           -                  -
Payments on termination                                  (45)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   28,834                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         99,410                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    105,398                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       105,398    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  9,363                  -
         Units Redeemed                                   (4)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  9,359                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       VT High Yield                           VT Income
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $         9,331    $           859    $          (809)   $             -
Net realized gains (losses)                              272                (20)                17                  -
Change in unrealized gains (losses)                   51,972              3,278              3,899                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    61,575              4,117              3,107                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              52,582            101,569            150,864                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (190)                 -               (679)                 -
Contract maintenance charge                              (28)               (17)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  199,217              7,886             47,686                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        251,581            109,438            197,871                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    313,156            113,555            200,978                  -

NET ASSETS AT BEGINNING OF PERIOD                    118,281              4,726                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       431,437    $       118,281    $       200,978    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,478                448                  -                  -
         Units Issued                                 23,973             11,052             19,855                  -
         Units Redeemed                               (2,152)               (22)              (668)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 33,299             11,478             19,187                  -
                                             ===============    ===============    ===============    ===============
                                       87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             VT
                                                  International Equity (m)
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (491,686)   $      (412,326)
Net realized gains (losses)                         (552,404)          (293,994)
Change in unrealized gains (losses)               16,354,238         (6,378,509)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                15,310,148         (7,084,829)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           8,156,994         24,038,059
Benefit payments                                    (316,506)          (698,513)
Payments on termination                           (3,023,585)        (9,574,265)
Contract maintenance charge                          (23,122)           (17,617)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,389,923          2,622,468
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,183,704         16,370,132
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 22,493,852          9,285,303

NET ASSETS AT BEGINNING OF PERIOD                 48,013,703         38,728,400
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    70,507,555    $    48,013,703
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       8,208,707          5,411,453
         Units Issued                             14,605,361         54,844,975
         Units Redeemed                          (13,786,475)       (52,047,721)
                                             ---------------    ---------------
   Units outstanding at end of period              9,027,593          8,208,707
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(m)  Previously known as VT International Growth
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     VT International
                                                     Growth and Income                        VT Investors
                                             ----------------------------------    ----------------------------------
                                                  2003               2002              2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            (1)   $           (35)   $        (4,898)   $             -
Net realized gains (losses)                                4                  -              2,365                  -
Change in unrealized gains (losses)                    1,128               (520)            73,210                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,131               (555)            70,677                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -            531,650                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                    -                  -             (6,832)                 -
Contract maintenance charge                               (6)                (5)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                      (21)               (41)           257,574                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            (27)               (46)           782,392                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,104               (601)           853,069                  -

NET ASSETS AT BEGINNING OF PERIOD                      3,155              3,756                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         4,259    $         3,155    $       853,069    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             341                345                  -                  -
         Units Issued                                      4                  3             76,175                  -
         Units Redeemed                                   (6)                (7)            (6,801)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                    339                341             69,374                  -
                                             ===============    ===============    ===============    ===============
                                       88

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                      VT Money Market
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (51)   $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       (51)                 -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              16,378                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   37,611                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         53,989                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     53,938                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        53,938    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  6,946                  -
         Units Redeemed                               (1,496)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  5,450                  -
                                             ===============    ===============


(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                    VT New Opportunities                      VT New Value
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)             2003              2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (225)   $             -    $           (21)   $             -
Net realized gains (losses)                                1                  -                  -                  -
Change in unrealized gains (losses)                    2,597                  -                580                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     2,373                  -                559                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,326                  -                  -                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (32)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,503                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        119,797                  -              7,586                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    122,170                  -              8,145                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       122,170    $             -    $         8,145    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                  9,866                  -                561                  -
         Units Redeemed                                 (794)                 -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  9,072                  -                561                  -
                                             ===============    ===============    ===============    ===============
                                       89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                    Putnam Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                         VT Research
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (16)   $             -
Net realized gains (losses)                               36                  -
Change in unrealized gains (losses)                      322                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       342                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               3,600                  -
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,887                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                          6,487                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      6,829                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         6,829    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                    883                  -
         Units Redeemed                                 (364)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                    519                  -
                                             ===============    ===============


(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                 Putnam Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                              VT Utilities
                                                     VT Small Cap Value                    Growth and Income
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)         2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (413,425)   $      (124,595)   $          (159)   $             -
Net realized gains (losses)                        1,477,746           (543,483)                45                  -
Change in unrealized gains (losses)               12,006,502         (1,663,599)             3,676                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                13,070,823         (2,331,677)             3,562                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,446,446          7,444,395             27,348                  -
Benefit payments                                    (153,122)           (19,431)                 -                  -
Payments on termination                           (1,852,846)          (317,148)              (640)                 -
Contract maintenance charge                           (8,355)            (1,612)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                4,410,963         15,419,178              2,994                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,843,086         22,525,382             29,702                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 18,913,909         20,193,705             33,264                  -

NET ASSETS AT BEGINNING OF PERIOD                 20,193,705                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    39,107,614    $    20,193,705    $        33,264    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,768,948                  -                  -                  -
         Units Issued                             12,865,275          5,424,196              2,407                  -
         Units Redeemed                          (11,990,716)        (2,655,248)               (49)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              3,643,507          2,768,948              2,358                  -
                                             ===============    ===============    ===============    ===============
                                       90

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                   Putnam Variable Trust
                                                        Sub-Account
                                             ----------------------------------

                                                          VT Vista
                                             ----------------------------------
                                                 2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (272)   $             -
Net realized gains (losses)                            1,313                  -
Change in unrealized gains (losses)                    2,690                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,731                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              80,937                  -
Benefit payments                                           -                  -
Payments on termination                                 (232)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                       87                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         80,792                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,523                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,523    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  8,164                  -
         Units Redeemed                               (1,929)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,235                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                   Putnam Variable Trust                  Rydex Variable Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        VT Voyager                             Rydex OTC
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (p)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (538,268)   $      (353,765)   $             -    $           (13)
Net realized gains (losses)                       (2,968,066)        (4,292,392)                (1)              (704)
Change in unrealized gains (losses)               12,021,298         (6,766,961)                16                (16)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 8,514,964        (11,413,118)                15               (733)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,692,829          7,638,105                  -              1,689
Benefit payments                                    (278,913)          (417,588)                 -                  -
Payments on termination                           (2,646,135)        (1,869,200)                 -                  -
Contract maintenance charge                          (17,359)           (15,188)                 -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,455,184          5,883,190                  1               (921)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      5,205,606         11,219,319                  1                768
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 13,720,570           (193,799)                16                 35

NET ASSETS AT BEGINNING OF PERIOD                 34,395,037         34,588,836                 35                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    48,115,607    $    34,395,037    $            51    $            35
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,477,187          5,484,854                  4                  -
         Units Issued                              8,370,932          5,856,428                  -                142
         Units Redeemed                           (7,982,585)        (3,864,095)                 -               (138)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              7,865,534          7,477,187                  4                  4
                                             ===============    ===============    ===============    ===============
                                       91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                           Salomon
                                                     Brothers Variable
                                                        Series Funds
                                                        Sub-Account
                                             ----------------------------------
                                                    Variable All Cap (n)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           (59)   $           (50)
Net realized gains (losses)                               (7)               (10)
Change in unrealized gains (losses)                    1,629             (1,403)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     1,563             (1,463)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                  72                332
Benefit payments                                           -                  -
Payments on termination                                    -                  -
Contract maintenance charge                               (6)                (4)
Transfers among the sub-accounts
   and with the Fixed Account - net                      (28)               124
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                             38                452
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                      1,601             (1,011)

NET ASSETS AT BEGINNING OF PERIOD                      4,198              5,209
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $         5,799    $         4,198
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             511                468
         Units Issued                                      8                 47
         Units Redeemed                                   (4)                (4)
                                             ---------------    ---------------
   Units outstanding at end of period                    515                511
                                             ===============    ===============

(n)  Previously known as Capital
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                 STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Capital Appreciation                STI Growth & Income
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)           2003 (e)           2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (923)   $             -    $            19    $             -
Net realized gains (losses)                               19                  -                 73                  -
Change in unrealized gains (losses)                   13,603                  -              8,731                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    12,699                  -              8,823                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                             144,017                  -             46,223                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                  (91)                 -               (640)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   97,141                  -             62,253                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        241,067                  -            107,836                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    253,766                  -            116,659                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       253,766    $             -    $       116,659    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -                  -                  -
         Units Issued                                 24,951                  -             10,623                  -
         Units Redeemed                               (1,276)                 -               (342)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 23,675                  -             10,281                  -
                                             ===============    ===============    ===============    ===============
                                       92

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                        Sub-Account
                                             ----------------------------------
                                                             STI
                                                    International Equity
                                             ----------------------------------
                                                2003 (e)           2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $             -    $             -
Net realized gains (losses)                                -                  -
Change in unrealized gains (losses)                       28                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                        28                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                                   -                  -
Benefit payments                                           -                  -
Payments on termination                                 (104)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                    1,067                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                            963                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                        991                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $           991    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                                -                  -
         Units Issued                                     87                  -
         Units Redeemed                                   (6)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                     81                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                  STI Classic Variable Trust            STI Classic Variable Trust
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                  STI Investment Grade Bond                 STI Mid-Cap Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003 (e)          2002 (e)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $           410    $             -    $            97    $             -
Net realized gains (losses)                                8                  -                351                  -
Change in unrealized gains (losses)                      227                  -              8,098                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       645                  -              8,546                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              73,153                  -             79,693                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                                 (480)                 -                  -                  -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   43,124                  -             43,108                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        115,797                  -            122,801                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    116,442                  -            131,347                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       116,442    $             -    $       131,347    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                 11,684                  -             11,536                  -
         Units Redeemed                                  (51)                 -                (42)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 11,633                  -             11,494                  -
                                             ===============    ===============    ===============    ===============
                                       93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 STI Classic Variable Trust
                                                         Sub-Account
                                             ----------------------------------
                                                 STI Small Cap Value Equity
                                             ----------------------------------
                                                  2003 (e)          2002 (e)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $          (152)   $             -
Net realized gains (losses)                              243                  -
Change in unrealized gains (losses)                    8,969                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     9,060                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              40,929                  -
Benefit payments                                           -                  -
Payments on termination                                 (659)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                   35,510                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         75,780                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     84,840                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        84,840    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                  7,596                  -
         Units Redeemed                                 (653)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                  6,943                  -
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                                                             The Universal
                                                 STI Classic Variable Trust            Institutional Funds, Inc.
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            STI
                                                     Value Income Stock                UIF Emerging Markets Equity
                                             ----------------------------------    ----------------------------------
                                                 2003 (e)           2002 (e)            2003              2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $            41    $             -    $      (402,274)   $      (338,590)
Net realized gains (losses)                               52                  -          1,968,347         (1,271,613)
Change in unrealized gains (losses)                    3,421                  -          9,951,847           (439,302)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                     3,514                  -         11,517,920         (2,049,505)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              32,697                  -          1,465,997          3,687,715
Benefit payments                                           -                  -           (234,929)          (291,169)
Payments on termination                                 (640)                 -         (1,336,257)        (3,022,905)
Contract maintenance charge                                -                  -            (13,979)           (12,157)
Transfers among the sub-accounts
   and with the Fixed Account - net                    2,973                  -            546,435          6,811,603
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                         35,030                  -            427,267          7,173,087
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     38,544                  -         11,945,187          5,123,582

NET ASSETS AT BEGINNING OF PERIOD                          -                  -         21,571,826         16,448,244
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $        38,544    $             -    $    33,517,013    $    21,571,826
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -          3,527,641          2,295,907
         Units Issued                                  3,488                  -         40,625,662         43,804,688
         Units Redeemed                                  (61)                 -        (40,451,774)       (42,572,954)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                  3,427                  -          3,701,529          3,527,641
                                             ===============    ===============    ===============    ===============
                                       94

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                 Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Equity Growth
                                             ----------------------------------
                                                   2003             2002 (p)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (784,575)   $      (818,211)
Net realized gains (losses)                       (7,570,044)        (8,633,548)
Change in unrealized gains (losses)               18,904,775        (12,074,507)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                10,550,156        (21,526,266)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,332,912          2,489,217
Benefit payments                                  (1,131,646)          (750,474)
Payments on termination                           (4,152,530)        (5,310,256)
Contract maintenance charge                          (30,459)           (34,495)
Transfers among the sub-accounts
   and with the Fixed Account - net                2,166,207         (3,359,565)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     (1,815,516)        (6,965,573)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  8,734,640        (28,491,839)

NET ASSETS AT BEGINNING OF PERIOD                 47,599,623         76,091,462
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    56,334,263    $    47,599,623
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       7,462,039          8,236,135
         Units Issued                              2,795,881          2,288,996
         Units Redeemed                           (2,939,404)        (3,063,092)
                                             ---------------    ---------------
   Units outstanding at end of period              7,318,516          7,462,039
                                             ===============    ===============

(e)  For the period beginning July 15, 2003 and ended December 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                         The Universal
                                                 Institutional Funds, Inc.              Institutional Funds, Inc.
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                                  UIF
                                                       UIF High Yield                     International Magnum
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (3,796)   $        10,325    $      (338,048)   $       (98,393)
Net realized gains (losses)                              322               (317)         1,670,580           (408,573)
Change in unrealized gains (losses)                   53,246             (6,212)         6,293,183         (1,644,978)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                    49,772              3,796          7,625,715         (2,151,944)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                               1,698            100,151          1,106,327          8,685,600
Benefit payments                                           -                  -           (278,424)          (393,207)
Payments on termination                                    -             (2,707)        (1,805,815)        (2,748,963)
Contract maintenance charge                              (29)               (12)           (10,898)           (10,431)
Transfers among the sub-accounts
   and with the Fixed Account - net                  163,418              5,821          2,804,101         (4,065,044)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        165,087            103,253          1,815,291          1,467,955
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    214,859            107,049          9,441,006           (683,989)

NET ASSETS AT BEGINNING OF PERIOD                    111,342              4,293         19,087,765         19,771,754
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $       326,201    $       111,342    $    28,528,771    $    19,087,765
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                          11,634                410          2,992,918          2,501,671
         Units Issued                                 16,003             11,697         37,116,116         32,252,510
         Units Redeemed                                 (110)              (473)       (36,533,085)       (31,761,263)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                 27,527             11,634          3,575,949          2,992,918
                                             ===============    ===============    ===============    ===============
                                       95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                       The Universal
                                                  Institutional Funds, Inc.
                                                        Sub-Account
                                             ----------------------------------
                                                     UIF Mid Cap Growth
                                             ----------------------------------
                                                  2003            2002 (p) (s)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (271,789)   $       (36,711)
Net realized gains (losses)                          901,032             11,940
Change in unrealized gains (losses)                4,776,780           (526,080)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 5,406,023           (550,851)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,615,947          3,570,891
Benefit payments                                     (45,772)           (40,069)
Payments on termination                           (1,107,052)           (53,428)
Contract maintenance charge                           (4,580)              (224)
Transfers among the sub-accounts
   and with the Fixed Account - net               12,703,433          3,617,693
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     14,161,976          7,094,863
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 19,567,999          6,544,012

NET ASSETS AT BEGINNING OF PERIOD                  6,544,012                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    26,112,011    $     6,544,012
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         894,727                  -
         Units Issued                              9,473,810          3,817,453
         Units Redeemed                           (7,809,530)        (2,922,726)
                                             ---------------    ---------------
   Units outstanding at end of period              2,559,007            894,727
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       The Universal                          The Universal
                                                  Institutional Funds, Inc.              Institutional Funds, Inc.
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                      UIF Mid Cap Value                   UIF U.S. Real Estate
                                             ----------------------------------    ----------------------------------
                                                   2003             2002 (p)             2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,486,913)   $    (1,170,829)   $      (840,864)   $       793,614
Net realized gains (losses)                          255,782         (5,305,644)         2,664,302            637,881
Change in unrealized gains (losses)               31,834,886        (19,271,179)        14,372,353         (3,541,619)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                30,603,755        (25,747,652)        16,195,791         (2,110,124)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,508,748         20,765,233          2,321,398          7,492,392
Benefit payments                                    (955,420)        (1,057,872)        (1,005,978)          (537,893)
Payments on termination                           (5,873,680)        (4,800,788)        (4,534,066)        (3,345,959)
Contract maintenance charge                          (34,986)           (25,132)           (22,313)           (16,173)
Transfers among the sub-accounts
   and with the Fixed Account - net               11,216,606         23,190,427          4,633,158         14,700,264
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      7,861,268         38,071,868          1,392,199         18,292,631
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 38,465,023         12,324,216         17,587,990         16,182,507

NET ASSETS AT BEGINNING OF PERIOD                 75,421,246         63,097,030         44,037,989         27,855,482
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   113,886,269    $    75,421,246    $    61,625,979    $    44,037,989
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      10,940,690          6,471,585          3,777,522          2,301,020
         Units Issued                             17,593,565         16,860,794         11,332,008          9,074,255
         Units Redeemed                          (16,675,200)       (12,391,689)       (11,227,354)        (7,597,753)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             11,859,055         10,940,690          3,882,176          3,777,522
                                             ===============    ===============    ===============    ===============
                                       96

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                               The Universal Institutional
                                                  Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                   UIF Active International
                                                     Allocation (Class II)
                                             ----------------------------------
                                                 2003 (o)           2002 (o)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        23,330    $             -
Net realized gains (losses)                          106,055                  -
Change in unrealized gains (losses)                        -                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   129,385                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,273,265                  -
Benefit payments                                           -                  -
Payments on termination                              (13,618)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net               (1,389,032)                 -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                       (129,385)                 -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                          -                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $             -    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                170,207                  -
         Units Redeemed                             (170,207)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                      -                  -
                                             ===============    ===============

(o)  For the period beginning May 1, 2003 and ended October 31, 2003
(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional            The Universal Institutional
                                                    Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        UIF Emerging                          UIF Emerging
                                                   Markets Debt (Class II)             Markets Equity (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)          2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (10,064)   $             -    $       (17,876)   $             -
Net realized gains (losses)                            2,602                  -             24,263                  -
Change in unrealized gains (losses)                  118,526                  -            533,279                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   111,064                  -            539,666                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,614,039                  -          2,608,320                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                               (4,843)                 -             (7,043)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  612,759                  -            901,767                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      2,221,955                  -          3,503,044                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  2,333,019                  -          4,042,710                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     2,333,019    $             -    $     4,042,710    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                218,781                  -            301,317                  -
         Units Redeemed                              (12,870)                 -            (29,235)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                205,911                  -            272,082                  -
                                             ===============    ===============    ===============    ===============
                                       97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                        UIF Equity and
                                                      Income (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (5,510)   $             -
Net realized gains (losses)                           23,823                  -
Change in unrealized gains (losses)                  457,181                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   475,494                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           4,688,295                  -
Benefit payments                                     (50,452)                 -
Payments on termination                              (35,134)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,415,996                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,018,705                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  6,494,199                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     6,494,199    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                592,278                  -
         Units Redeemed                              (31,659)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                560,619                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                The Universal Institutional           The Universal Institutional
                                                   Funds, Inc. (Class II)               Funds, Inc. (Class II)
                                                        Sub-Account                            Sub-Account
                                             ----------------------------------    ----------------------------------
                                                            UIF                                UIF Global
                                                  Equity Growth (Class II)                Franchise (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (35,657)   $             -    $       (36,149)   $             -
Net realized gains (losses)                           20,807                  -             36,308                  -
Change in unrealized gains (losses)                  464,623                  -            832,831                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   449,773                  -            832,990                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           5,193,665                  -          6,558,012                  -
Benefit payments                                           -                  -                  -                  -
Payments on termination                              (39,123)                 -            (27,410)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                1,425,874                  -          1,893,480                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      6,580,416                  -          8,424,082                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  7,030,189                  -          9,257,072                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     7,030,189    $             -    $     9,257,072    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                673,037                  -            822,730                  -
         Units Redeemed                              (71,078)                 -            (64,463)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                601,959                  -            758,267                  -
                                             ===============    ===============    ===============    ===============
                                       98

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                            UIF
                                                  Mid Cap Growth (Class II)
                                             ----------------------------------
                                                2003 (a)            2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (54,109)   $             -
Net realized gains (losses)                           41,197                  -
Change in unrealized gains (losses)                  886,964                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   874,052                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,322,535                  -
Benefit payments                                           -                  -
Payments on termination                              (47,931)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,113,266                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      9,387,870                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 10,261,922                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    10,261,922    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                891,430                  -
         Units Redeemed                             (106,180)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                785,250                  -
                                             ===============    ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                 The Universal Institutional         The Universal Institutional
                                                    Funds, Inc. (Class II)              Funds, Inc. (Class II)
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                     UIF Small Company                      UIF U.S. Mid Cap
                                                      Growth (Class II)                     Value (Class II)
                                             ----------------------------------    ----------------------------------
                                                 2003 (a)           2002 (a)           2003 (a)           2002 (a)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (51,897)   $             -    $       (89,384)   $             -
Net realized gains (losses)                          190,432                  -             22,693                  -
Change in unrealized gains (losses)                  748,108                  -          1,830,100                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   886,643                  -          1,763,409                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           7,721,748                  -         12,547,868                  -
Benefit payments                                      (5,167)                 -             (5,063)                 -
Payments on termination                              (36,994)                 -            (78,597)                 -
Contract maintenance charge                                -                  -                  -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,459,618                  -          3,896,590                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     10,139,205                  -         16,360,798                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 11,025,848                  -         18,124,207                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    11,025,848    $             -    $    18,124,207    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -                  -                  -
         Units Issued                                844,610                  -          1,430,131                  -
         Units Redeemed                              (32,405)                 -            (73,678)                 -
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                812,205                  -          1,356,453                  -
                                             ===============    ===============    ===============    ===============
                                       99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                 The Universal Institutional
                                                   Funds, Inc. (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                          UIF U.S.
                                                   Real Estate (Class II)
                                             ----------------------------------
                                                 2003 (a)          2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (48,895)   $             -
Net realized gains (losses)                           23,286                  -
Change in unrealized gains (losses)                  841,833                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   816,224                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           6,247,338                  -
Benefit payments                                           -                  -
Payments on termination                              (32,334)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                2,302,665                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      8,517,669                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,333,893                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     9,333,893    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                811,979                  -
         Units Redeemed                              (80,835)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                731,144                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                       Van Kampen Life                      Van Kampen Life
                                                       Investment Trust                    Investment Trust
                                                         Sub-Account                          Sub-Account
                                             ----------------------------------    ----------------------------------
                                                        LIT Comstock                       LIT Domestic Income
                                             ----------------------------------    ----------------------------------
                                                   2003               2002               2003             2002 (t)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (257,752)   $      (135,117)   $             -    $        54,866
Net realized gains (losses)                        1,372,946           (496,142)                 -            (34,418)
Change in unrealized gains (losses)               10,051,964         (1,405,972)                 -            (25,597)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                11,167,158         (2,037,231)                 -             (5,149)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           3,281,608          4,686,295                  -             88,379
Benefit payments                                    (112,608)           (34,986)                 -                  -
Payments on termination                           (3,764,646)          (733,731)                 -            (20,063)
Contract maintenance charge                          (19,723)            (6,539)                 -               (113)
Transfers among the sub-accounts
   and with the Fixed Account - net               29,256,770         18,033,120                  -           (809,297)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     28,641,401         21,944,159                  -           (741,094)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 39,808,559         19,906,928                  -           (746,243)

NET ASSETS AT BEGINNING OF PERIOD                 23,160,464          3,253,536                  -            746,243
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    62,969,023    $    23,160,464    $             -    $             -
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       2,807,188            271,535                  -             65,168
         Units Issued                              9,605,936          3,781,940                  -             36,378
         Units Redeemed                           (6,437,237)        (1,246,287)                 -           (101,546)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period              5,975,887          2,807,188                  -                  -
                                             ===============    ===============    ===============    ===============
                                       100

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                      Van Kampen Life
                                                     Investment Trust
                                                         Sub-Account
                                             ----------------------------------
                                                     LIT Emerging Growth
                                             ----------------------------------
                                                   2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,380,987)   $    (1,377,797)
Net realized gains (losses)                      (16,779,056)       (38,043,661)
Change in unrealized gains (losses)               38,351,461         (9,784,649)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                20,191,418        (49,206,107)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           1,233,393          3,924,887
Benefit payments                                  (1,295,881)        (1,616,652)
Payments on termination                           (7,500,061)       (11,076,917)
Contract maintenance charge                          (80,227)           (94,053)
Transfers among the sub-accounts
   and with the Fixed Account - net               (2,643,741)       (23,221,709)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                    (10,286,517)       (32,084,444)
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  9,904,901        (81,290,551)

NET ASSETS AT BEGINNING OF PERIOD                 85,976,226        167,266,777
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    95,881,127    $    85,976,226
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      12,789,050         15,662,344
         Units Issued                             10,268,355          8,753,490
         Units Redeemed                          (11,374,655)       (11,626,784)
                                             ---------------    ---------------
   Units outstanding at end of period             11,682,750         12,789,050
                                             ===============    ===============

(t)  On May 1, 2002, LIT Domestic Income merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen Life                       Van Kampen Life
                                                      Investment Trust                      Investment Trust
                                                        Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                       LIT Government                       LIT Money Market
                                             ----------------------------------    ----------------------------------
                                                  2003              2002 (s)             2003               2002
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        48,690    $        (9,351)   $       (26,151)   $        (3,965)
Net realized gains (losses)                           (2,588)             7,085                  -                  -
Change in unrealized gains (losses)                  (45,330)            64,151                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                       772             61,885            (26,151)            (3,965)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                              84,706             66,961            424,407            946,370
Benefit payments                                           -             (1,312)                 -                (66)
Payments on termination                              (81,596)           (54,147)          (889,453)          (589,145)
Contract maintenance charge                           (1,309)              (433)            (9,944)            (7,230)
Transfers among the sub-accounts
   and with the Fixed Account - net                  192,894          1,222,732           (709,123)           820,425
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                        194,695          1,233,801         (1,184,113)         1,170,354
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                    195,467          1,295,686         (1,210,264)         1,166,389

NET ASSETS AT BEGINNING OF PERIOD                  1,295,686                  -          4,198,773          3,032,384
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     1,491,153    $     1,295,686    $     2,988,509    $     4,198,773
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                         121,786                  -            387,151            279,441
         Units Issued                                 82,749            172,934            271,807            472,392
         Units Redeemed                              (64,967)           (51,148)          (381,419)          (364,682)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period                139,568            121,786            277,539            387,151
                                             ===============    ===============    ===============    ===============
                                       101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                      Life Investment
                                                      Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                       LIT Aggressive
                                                      Growth (Class II)
                                             ----------------------------------
                                                 2003 (a)           2002 (a)
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $       (16,171)   $             -
Net realized gains (losses)                            2,875                  -
Change in unrealized gains (losses)                  232,685                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                   219,389                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                           2,640,616                  -
Benefit payments                                           -                  -
Payments on termination                               (8,520)                 -
Contract maintenance charge                                -                  -
Transfers among the sub-accounts
   and with the Fixed Account - net                  835,275                  -
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                      3,467,371                  -
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                  3,686,760                  -

NET ASSETS AT BEGINNING OF PERIOD                          -                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $     3,686,760    $             -
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                               -                  -
         Units Issued                                296,142                  -
         Units Redeemed                               (8,601)                 -
                                             ---------------    ---------------
   Units outstanding at end of period                287,541                  -
                                             ===============    ===============

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen                            Van Kampen
                                                      Life Investment                       Life Investment
                                                      Trust (Class II)                      Trust (Class II)
                                                         Sub-Account                           Sub-Account
                                             ----------------------------------    ----------------------------------
                                                                                             LIT Emerging
                                                   LIT Comstock (Class II)                 Growth (Class II)
                                             ----------------------------------    ----------------------------------
                                                  2003            2002 (p) (s)           2003             2002 (p)
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (909,553)   $      (208,769)   $      (588,158)   $      (391,938)
Net realized gains (losses)                          527,332            (89,354)          (682,158)          (650,601)
Change in unrealized gains (losses)               22,205,550           (510,891)         8,482,824         (8,457,947)
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from operations                                21,823,329           (809,014)         7,212,508         (9,500,486)
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          43,824,914         16,723,518         10,416,361         10,913,748
Benefit payments                                    (793,736)           (84,215)          (237,976)          (486,630)
Payments on termination                           (2,467,782)          (384,138)        (1,148,954)          (747,486)
Contract maintenance charge                          (14,804)            (1,252)           (12,663)            (6,828)
Transfers among the sub-accounts
   and with the Fixed Account - net               36,259,338         23,317,005          5,077,063          6,934,526
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     76,807,930         39,570,918         14,093,831         16,607,330
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -                  -                  -
                                             ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 98,631,259         38,761,904         21,306,339          7,106,844

NET ASSETS AT BEGINNING OF PERIOD                 38,761,904                  -         24,441,575         17,334,731
                                             ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $   137,393,163    $    38,761,904    $    45,747,914    $    24,441,575
                                             ===============    ===============    ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                       4,820,965                  -          4,520,479          2,120,331
         Units Issued                              9,858,734          5,705,466          2,526,237          3,941,389
         Units Redeemed                           (2,213,952)          (884,501)          (987,173)        (1,541,241)
                                             ---------------    ---------------    ---------------    ---------------
   Units outstanding at end of period             12,465,747          4,820,965          6,059,543          4,520,479
                                             ===============    ===============    ===============    ===============
                                       102

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

                                                        Van Kampen
                                                     Life Investment
                                                     Trust (Class II)
                                                        Sub-Account
                                             ----------------------------------
                                                      LIT Growth and
                                                     Income (Class II)
                                             ----------------------------------
                                                  2003               2002
                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $      (134,230)   $           (68)
Net realized gains (losses)                           16,302             (1,329)
Change in unrealized gains (losses)                2,659,641               (517)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from operations                                 2,541,713             (1,914)
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                          18,342,662             10,894
Benefit payments                                     (31,939)                 -
Payments on termination                             (100,557)                 -
Contract maintenance charge                              (22)                (6)
Transfers among the sub-accounts
   and with the Fixed Account - net                7,841,451             (4,420)
                                             ---------------    ---------------

Increase (decrease) in net assets
   from contract transactions                     26,051,595              6,468
                                             ---------------    ---------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors
   Separate Account I                                      -                  -
                                             ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                 28,593,308              4,554

NET ASSETS AT BEGINNING OF PERIOD                      4,554                  -
                                             ---------------    ---------------

NET ASSETS AT END OF PERIOD                  $    28,597,862    $         4,554
                                             ===============    ===============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                             503                  -
         Units Issued                              2,456,467              1,288
         Units Redeemed                             (147,941)              (785)
                                             ---------------    ---------------
   Units outstanding at end of period              2,309,029                503
                                             ===============    ===============

(p) Amounts have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II, as disclosed in Note 3 to the financial statements.
(s)  For the period beginning May 1, 2002 and ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003 (the "NLIC Merger"). In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate sells three variable annuity contracts, SelectDirections, the Preferred Client Variable Annuity, and the Allstate Advisor (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Capital Appreciation                         (CONTINUED)
        AIM V.I. Core Equity                                     VIP Growth
        AIM V.I. Dent Demographics                               VIP High Income
        AIM V.I. Diversified Income                              VIP Index 500
        AIM V.I. Growth                                          VIP Investment Grade Bond
        AIM V.I. International Growth                            VIP Overseas
        AIM V.I. Premier Equity                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM VARIABLE INSURANCE FUNDS SERIES II                   (SERVICE CLASS 2)
        AIM V.I. Basic Value II                                  VIP Equity-Income (Service Class 2)
        AIM V.I. Capital Appreciation II                         VIP Investment Grade Bond (Service
        AIM V.I. Premier Equity II                                 Class 2)
     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES                   VIP Overseas (Service Class 2)
      FUND                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE
        AllianceBernstein Growth (Previously known            PRODUCTS TRUST
            as Alliance Growth)                                  Franklin Growth and Income Securities
        AllianceBernstein Growth & Income                        Franklin Small Cap Value Securities
            (Previously known as Alliance Growth &               Mutual Shares Securities
            Income)                                              Templeton Developing Markets Securities
        AllianceBernstein Premier Growth                         Templeton Foreign Securities
            (Previously known as Alliance Premier           JANUS ASPEN SERIES (SERVICE SHARES)
            Growth)                                              International Value (Service Shares)
        AllianceBernstein Small Cap Value                          (Previously known as Global Value (Service
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                     Shares))
        VIP Contrafund

--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
      (CONTINUED)                                             (CLASS Y SHARES) (CONTINUED)
        Worldwide Growth (Service Shares)                       Capital Growth (Class Y Shares) (Merged
     LAZARD RETIREMENT SERIES, INC.                               into Money Market (Class Y Shares) on
        Emerging Markets                                          August 31, 2002)
     LSA VARIABLE SERIES TRUST                                  Dividend Growth (Class Y Shares)
        LSA Aggressive Growth                                   Equity (Class Y Shares)
        LSA Balanced                                            European Growth (Class Y Shares)
        LSA Basic Value                                         Global Advantage (Class Y Shares)
        LSA Blue Chip                                           Global Dividend Growth (Class Y Shares)
        LSA Capital Appreciation                                High Yield (Class Y Shares)
        LSA Capital Growth (Previously known as                 Income Builder (Class Y Shares)
           LSA Growth Equity)                                   Information (Class Y Shares)
        LSA Disciplined Equity (Merged with LSA                 Limited Duration (Class Y Shares)
           Equity Growth on April 30, 2003)                     Money Market (Class Y Shares)
        LSA Diversified Mid Cap                                 Pacific Growth (Class Y Shares)
        LSA Emerging Growth Equity                              Quality Income Plus (Class Y Shares)
        LSA Equity Growth (Previously known as                  S&P 500 Index (Class Y Shares)
           LSA Focused Equity)                                  Strategist (Class Y Shares)
        LSA Mid Cap Value                                       Utilities (Class Y Shares)
        LSA Value Equity                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     MFS VARIABLE INSURANCE TRUST                               Oppenheimer Bond
        MFS Bond                                                Oppenheimer Capital Appreciation
        MFS High Income                                         Oppenheimer Global Securities
        MFS Investors Trust                                     Oppenheimer High Income
        MFS New Discovery                                       Oppenheimer Main Street Small Cap
     MFS VARIABLE INSURANCE TRUST (SERVICE                        Growth
      CLASS)                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
        MFS New Discovery (Service Class)                     (SERVICE CLASS)
        MFS Utilities (Service Class)                           Oppenheimer Aggressive Growth (SC)
     MORGAN STANLEY VARIABLE INVESTMENT SERIES                  Oppenheimer Capital Appreciation (SC)
        Aggressive Equity                                       Oppenheimer Global Securities (SC)
        Capital Growth (Merged into Money Market                Oppenheimer High Income (SC)
          on August 31, 2002)                                   Oppenheimer International Growth (SC)*
        Dividend Growth                                         Oppenheimer Main Street (SC)
        Equity                                                  Oppenheimer Main Street Small Cap Growth
        European Growth                                           (SC)
        Global Advantage                                        Oppenheimer Multiple Strategies (SC)
        Global Dividend Growth                                  Oppenheimer Strategic Bond (SC)
        High Yield                                          PIMCO ADVISORS VARIABLE INSURANCE TRUST
        Income Builder                                        (PREVIOUSLY OCC ACCUMULATION TRUST)
        Information                                             OpCap Small Cap (Previously know as OCC
        Limited Duration                                          Small Cap)
        Money Market                                            PEA Science and Technology (Previously
        Pacific Growth                                            known as OCC Science and Technology)
        Quality Income Plus                                 PIMCO VARIABLE INSURANCE TRUST
        S&P 500 Index                                           Foreign Bond
        Strategist                                              Money Market
        Utilities                                               PIMCO Total Return
     MORGAN STANLEY VARIABLE INVESTMENT SERIES              PUTNAM VARIABLE TRUST
      (CLASS Y SHARES)                                          VT The George Putnam Fund of Boston
        Aggressive Equity (Class Y Shares)                      VT Global Asset Allocation
                                                                VT Growth and Income
                                                                VT Health Sciences

--------------------------------------------------------------------------------

     PUTNAM VARIABLE TRUST (CONTINUED)                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT High Yield                                         (CONTINUED)
        VT Income                                               UIF High Yield
        VT International Equity (previously known as            UIF International Magnum
           VT International Growth)                             UIF Mid Cap Growth
        VT International Growth and Income                      UIF Mid Cap Value
        VT Investors                                            UIF U.S. Real Estate
        VT Money Market                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        VT New Opportunities                                  (CLASS II)
        VT New Value                                            UIF Active International Allocation (Class II)
        VT Research                                               (Closed on 10/31/03)
        VT Small Cap Value                                      UIF Emerging Markets Debt (Class II)
        VT Utilities Growth and Income                          UIF Emerging Markets Equity (Class II)
        VT Vista                                                UIF Equity and Income (Class II)
        VT Voyager                                              UIF Equity Growth (Class II)
     RYDEX VARIABLE TRUST                                       UIF Global Franchise (Class II)
        Rydex OTC                                               UIF Mid Cap Growth (Class II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                     UIF Small Company Growth (Class II)
        Variable All Cap (Previously known as                   UIF U.S. Mid Cap Value (Class II)
            Capital)                                            UIF U.S. Real Estate (Class II)
     STI CLASSIC VARIABLE TRUST                             VAN KAMPEN LIFE INVESTMENT TRUST
        STI Capital Appreciation                                LIT Comstock
        STI Growth & Income                                     LIT Domestic Income (Merged into LIT
        STI International Equity                                  Government on May 1, 2002)
        STI Investment Grade Bond                               LIT Emerging Growth
        STI Mid-Cap Equity                                      LIT Government
        STI Small Cap Value Equity                              LIT Money Market
        STI Value Income Stock                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                    LIT Aggressive Growth (Class II)
        UIF Emerging Markets Equity                             LIT Comstock (Class II)
        UIF Equity Growth                                       LIT Emerging Growth (Class II)
                                                                LIT Growth and Income (Class II)

        * Fund was available, but had no net assets at December 31, 2003

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Allstate.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

--------------------------------------------------------------------------------

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

     Allstate has made investments in the funds of the Trust in order to establish and enhance the diversification of the funds within the Trust. Since Allstate did not purchase a variable annuity contract, no units were assigned to its interests and the expenses described in Note 4 are not deducted from Allstate's investment in the Trust. Additionally, such investments are not reflected in the financial highlights in Note 6.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Certain previously reported amounts have been reclassified to conform with the current period presentation.

3.   MERGER

     Allstate and Northbrook Life consummated the NLIC Merger on January 1, 2003. Allstate is the surviving legal entity and Northbrook Life ceased to exist as an independent entity as a result of the NLIC Merger. In conjunction with the NLIC Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") merged with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II also merged on January 1, 2003 with the Fixed Account maintained by Allstate.

--------------------------------------------------------------------------------

     At the time of the NLIC Merger, the VA, VA II and the Account offered 11, 53, and 58 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the NLIC Merger, the Account offered 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The NLIC Merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II did not change as a result of the merger with the Account. Fees previously assessed by Northbrook Life are being assessed by Allstate subsequent to December 31, 2002. The table below presents the net assets applicable to the sub-accounts giving effect to the NLIC Merger as of December 31, 2002.

     The 2002 statements of changes in net assets for the Account have been restated to reflect the combined operations, capital transactions, and units outstanding data of the Separate Accounts. Additionally, the 2002 and 2001 financial highlights contained in Note 6 have been restated to reflect the combination.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                   PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation        $          2,649,338  $                  -  $         21,154,818  $         23,804,156
      AIM V. I. Core Equity                            2,411,868                                                         2,411,868
      AIM V. I. Dent Demographics                          7,747                                                             7,747
      AIM V. I. Diversified Income                     1,036,826                                                         1,036,826
      AIM V. I. Growth                                                                            10,486,057            10,486,057
      AIM V. I. International Growth                   1,105,448                                                         1,105,448
      AIM V. I. Premier Equity                         1,966,890                                  43,535,051            45,501,941

Alliance Variable Product Series Fund
      Alliance Growth                                                                             12,173,298            12,173,298
      Alliance Growth & Income                                                                   135,646,350           135,646,350
      Alliance Premier Growth                                                                     29,035,477            29,035,477

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                   3,930,762                                                         3,930,762
      VIP Growth                                       3,443,125                                                         3,443,125
      VIP High Income                                    696,733                                                           696,733
      VIP Index 500                                    4,452,989                                                         4,452,989
      VIP Investment Grade Bond                        5,077,425                                                         5,077,425
      VIP Overseas                                     1,166,090                                                         1,166,090

Fidelity Variable Insurance Products Fund
  (Service Class 2)
      VIP Equity-Income (Service Class 2)                  7,222                                                             7,222
      VIP Investment Grade Bond
         (Service Class 2)                               129,151                                                           129,151
      VIP Overseas (Service Class 2)                       3,156                                                             3,156

Janus Aspen Series (Service Shares)
      Global Value (Service Shares)                        8,212                                                             8,212
      Worldwide Growth (Service Shares)                    8,662                                                             8,662

Lazard Retirement Series, Inc.
      Emerging Markets                                     5,176                                                             5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
      LSA Aggressive Growth                 $          1,609,732  $                  -  $          1,902,072  $          3,511,804
      LSA Balanced                                     4,707,772                                                         4,707,772
      LSA Basic Value                                  1,889,631                                                         1,889,631
      LSA Blue Chip                                    1,787,336                                                         1,787,336
      LSA Capital Appreciation                         2,119,259                                                         2,119,259
      LSA Disciplined Equity                           6,552,583                                                         6,552,583
      LSA Diversified Mid Cap                          2,440,867                                                         2,440,867
      LSA Emerging Growth Equity                       2,922,350                                                         2,922,350
      LSA Focused Equity                               3,159,482                                                         3,159,482
      LSA Growth Equity                                3,587,419                                                         3,587,419
      LSA Mid Cap Value                                2,477,979                                                         2,477,979
      LSA Value Equity                                 4,598,389                                                         4,598,389

MFS Variable Insurance Trust
      MFS Bond                                         2,262,877                                                         2,262,877
      MFS High Income                                    446,764                                                           446,764
      MFS Investors Trust                              1,806,065                                                         1,806,065
      MFS New Discovery                                2,379,680                                                         2,379,680

MFS Variable Insurance Trust (Service
  Class)
      MFS New Discovery (Service Class)                    3,871                                                             3,871
      MFS Utilities (Service Class)                           86                                                                86

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                                           37,744,391            37,744,391
      Dividend Growth                                                       16,175,433           762,851,012           779,026,445
      Equity                                                                23,039,815           572,558,344           595,598,159
      European Growth                                                        3,838,954           178,747,148           182,586,102
      Global Advantage                                                               -            21,521,435            21,521,435
      Global Dividend Growth                                                 2,248,250           187,920,626           190,168,876
      High Yield                                                             2,422,542            41,082,879            43,505,421
      Income Builder                                                           255,457            46,838,848            47,094,305
      Information                                                                                  1,960,815             1,960,815
      Limited Duration                                                                            69,290,700            69,290,700
      Money Market                                                          10,387,894           391,619,468           402,007,362
      Pacific Growth                                                           291,483            18,027,664            18,319,147
      Quality Income Plus                                                    9,139,207           388,576,672           397,715,879
      S&P 500 Index                                                                              104,608,980           104,608,980
      Strategist                                                            15,900,893           336,030,851           351,931,744
      Utilities                                                              4,484,266           175,038,501           179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
  (Class Y Shares)
      Aggressive Equity (Class Y Shares)    $                  -  $                  -  $         17,226,203  $         17,226,203
      Dividend Growth (Class Y Shares)                                                            68,922,746            68,922,746
      Equity (Class Y Shares)                                                                     63,832,081            63,832,081
      European Growth (Class Y Shares)                                                            21,754,695            21,754,695
      Global Advantage (Class Y Shares)                                                            5,211,886             5,211,886
      Global Dividend Growth
        (Class Y Shares)                                                                          20,620,654            20,620,654
      High Yield (Class Y Shares)                                                                 10,638,797            10,638,797
      Income Builder (Class Y Shares)                                                             13,400,928            13,400,928
      Information (Class Y Shares)                                                                 5,043,719             5,043,719
      Limited Duration (Class Y Shares)                                                           70,980,957            70,980,957
      Money Market (Class Y Shares)                                                              131,413,323           131,413,323
      Pacific Growth (Class Y Shares)                                                              2,619,407             2,619,407
      Quality Income Plus
        (Class Y Shares)                                                                          99,129,739            99,129,739
      S&P 500 Index (Class Y Shares)                                                              61,908,782            61,908,782
      Strategist (Class Y Shares)                                                                 55,794,328            55,794,328
      Utilities (Class Y Shares)                                                                  19,653,084            19,653,084

OCC Accumulation Trust
      OCC Science and Technology                             921                                                               921
      OCC Small Cap                                          798                                                               798

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                 8,734,608                                                         8,734,608
      Oppenheimer Capital Appreciation                 4,902,477                                                         4,902,477
      Oppenheimer Global Securities                    4,402,396                                                         4,402,396
      Oppenheimer High Income                          1,061,681                                                         1,061,681
      Oppenheimer Main Street Small Cap
        Growth                                         2,077,937                                                         2,077,937

Oppenheimer Variable Account Funds
  (Service Class ("SC"))
      Oppenheimer Main Street Small Cap
        Growth (SC)                                        8,477                                                             8,477

PIMCO Variable Insurance Trust
      Foreign Bond                                       107,683                                                           107,683
      Money Market                                         6,886                                                             6,886
      Total Return                                       107,930                                                           107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

             PRESENTATION OF NET ASSETS OF SUB-ACCOUNTS (CONTINUED)
                        GIVING EFFECT TO THE NLIC MERGER
                                 JANUARY 1, 2003

                                                                       Pre-Merger                                 Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                             Allstate Financial                                                Allstate Financial
                                             Advisors Separate    Northbrook Variable   Northbrook Variable    Advisors Separate
Sub-Account                                      Account I          Annuity Account      Annuity Account II        Account I
----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
      VT Growth and Income                  $                  -  $                  -  $         30,708,551  $         30,708,551
      VT High Yield                                      118,281                                                           118,281
      VT International Growth                                                                     48,013,703            48,013,703
      VT International Growth and Income                   3,155                                                             3,155
      VT Small Cap Value                                                                          20,193,705            20,193,705
      VT Voyager                                                                                  34,395,037            34,395,037

Rydex Variable Trust
      Rydex OTC                                               35                                                                35

Salomon Brothers Variable Series Funds
      Capital                                              4,198                                                             4,198

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                                                 21,571,826            21,571,826
      UIF Equity Growth                                                                           47,599,623            47,599,623
      UIF International Magnum                                                                    19,087,765            19,087,765
      UIF Mid Cap Growth                                                                           6,544,012             6,544,012
      UIF Mid Cap Value                                                                           75,421,246            75,421,246
      UIF U.S. Real Estate                                                                        44,037,989            44,037,989
      Van Kampen UIF High Yield                          111,342                                                           111,342

Van Kampen Life Investment Trust
      LIT Comstock                                     3,456,420                                  19,704,044            23,160,464
      LIT Emerging Growth                              3,060,577                                  82,915,649            85,976,226
      LIT Government                                   1,295,686                                                         1,295,686
      LIT Money Market                                 4,198,773                                                         4,198,773

Van Kampen Life Investment Trust (Class II)
      LIT Comstock (Class II)                                                                     38,761,904            38,761,904
      LIT Emerging Growth (Class II)                                                              24,441,575            24,441,575
      LIT Growth and Income (Class II)                     4,554                                                             4,554
                                            --------------------  --------------------  --------------------  --------------------

         TOTAL NET ASSETS                   $        106,523,777  $         88,184,194  $      4,769,899,415  $      4,964,607,386
                                            ====================  ====================  ====================  ====================

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

     On March 12, 2004, the Board of Directors of Allstate approved the merger of the Allstate Life Insurance Company Separate Account A ("Separate Account A") into the Account (the "Prospective Merger"). Allstate will consummate the Propsective Merger on May 1, 2004. Collectively, the Account, and the Separate Account A are referred to as the "Separate Accounts".

     At December 31, 2003, the Separate Account A and the Account offered 51 and 149 variable sub-accounts, respectively. Thirty-eight of the sub-accounts offered by the Separate Account A were invested in the same underlying funds as 38 of the sub-accounts offered by the Account. Upon completion of the Prospective Merger on May 1, 2004, the Account will offer 162 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The Prospective Merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit fair values of the policyholders' interests in the sub-accounts. Additionally, the policies and related fee structures offered through the Account will not change as a result of the Merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Prospective Merger as of December 31, 2003.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      AIM V. I. Capital Appreciation                              $         33,541,482  $                  -  $         33,541,482
      AIM V. I. Core Equity                                                  2,904,307                     -             2,904,307
      AIM V. I. Dent Demographics                                               12,782                     -                12,782
      AIM V. I. Diversified Income                                           1,488,943                     -             1,488,943
      AIM V. I. Global Utilities                                            17,975,174                     -            17,975,174
      AIM V. I. International Growth                                         1,312,582                     -             1,312,582
      AIM V. I. Premier Equity                                              51,384,168                     -            51,384,168

AIM Variable Insurance Funds Series II
      AIM V. I. Basic Value II                                               7,386,036                     -             7,386,036
      AIM V. I. Capital Appreciation II                                      4,592,142                     -             4,592,142
      AIM V. I. Premier Equity II                                            2,358,115                     -             2,358,115

AllianceBernstein Variable Product Series Fund
      AllianceBernstein Growth                                              31,863,113                     -            31,863,113
      AllianceBernstein Growth & Income                                    207,152,036                     -           207,152,036
      AllianceBernstein Premier Growth                                      42,433,191                     -            42,433,191
      AllianceBernstein Small Cap Value                                     13,600,943                     -            13,600,943

Fidelity Variable Insurance Products Fund
      VIP Contrafund                                                         6,105,592                     -             6,105,592
      VIP Growth                                                             5,050,877                     -             5,050,877
      VIP High Income                                                        1,461,039                     -             1,461,039
      VIP Index 500                                                          6,981,285                     -             6,981,285
      VIP Investment Grade Bond                                              5,069,868                     -             5,069,868
      VIP Overseas                                                           1,784,135                     -             1,784,135

Fidelity Variable Insurance Products Fund (Service Class 2)
      VIP Equity-Income (Service Class 2)                                        2,169                     -                 2,169
      VIP Investment Grade Bond (Service Class 2)                               24,991                     -                24,991
      VIP Overseas (Service Class 2)                                             6,888                     -                 6,888

Franklin Templeton Variable Insurance Products Trust
      Franklin Growth and Income Securities                                    759,402            37,132,163            37,891,565
      Franklin Small Cap                                                             -             3,451,732             3,451,732
      Franklin Small Cap Value Securities                                      338,737            20,237,104            20,575,841
      Mutual Shares Securities                                                 856,680            31,176,488            32,033,168
      Templeton Developing Markets Securities                                   74,489             6,824,462             6,898,951
      Templeton Foreign Securities                                             357,041            11,704,410            12,061,451
      Templeton Global Income Securities                                             -             2,737,267             2,737,267

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
      International Value (Service Shares)                        $             32,989  $                  -  $             32,989

Lazard Retirement Series, Inc.
      Emerging Markets                                                           7,323                     -                 7,323

LSA Variable Series Trust
      LSA Aggressive Growth                                                  7,698,207             5,817,848            13,516,055
      LSA Balanced                                                           6,084,961                     -             6,084,961
      LSA Basic Value                                                        2,523,457                     -             2,523,457
      LSA Blue Chip                                                          2,239,215                     -             2,239,215
      LSA Capital Appreciation                                               2,761,516                     -             2,761,516
      LSA Capital Growth                                                     4,431,834                     -             4,431,834
      LSA Diversified Mid Cap                                                3,242,984                     -             3,242,984
      LSA Emerging Growth Equity                                             4,294,714                     -             4,294,714
      LSA Equity Growth                                                      3,908,673             3,545,799             7,454,472
      LSA Mid Cap Value                                                      3,463,611            11,269,986            14,733,597
      LSA Value Equity                                                       5,998,238                     -             5,998,238

MFS Variable Insurance Trust
      MFS Bond                                                               2,793,304                     -             2,793,304
      MFS High Income                                                          782,803                     -               782,803
      MFS Investors Trust                                                    2,398,288                     -             2,398,288
      MFS New Discovery                                                      3,315,071                     -             3,315,071

MFS Variable Insurance Trust (Service Class)
      MFS New Discovery (Service Class)                                          5,079                     -                 5,079
      MFS Utilities (Service Class)                                                115                     -                   115

Morgan Stanley Variable Investment Series
      Aggressive Equity                                                     40,215,397                     -            40,215,397
      Dividend Growth                                                      820,639,080                     -           820,639,080
      Equity                                                               588,664,393                     -           588,664,393
      European Growth                                                      187,302,093                     -           187,302,093
      Global Advantage                                                      24,223,535                     -            24,223,535
      Global Dividend Growth                                               209,033,340                     -           209,033,340
      High Yield                                                            54,253,596                     -            54,253,596
      Income Builder                                                        49,256,169                     -            49,256,169
      Information                                                            4,836,908                     -             4,836,908
      Limited Duration                                                      61,419,633                     -            61,419,633
      Money Market                                                         237,222,386                     -           237,222,386
      Pacific Growth                                                        22,979,375                     -            22,979,375

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (continued)
      Quality Income Plus                                         $        340,872,162  $                  -  $        340,872,162
      S&P 500 Index                                                        127,914,358                     -           127,914,358
      Strategist                                                           366,548,791                     -           366,548,791
      Utilities                                                            165,008,970                     -           165,008,970

Morgan Stanley Variable Investment Series (Class Y Shares)
      Aggressive Equity (Class Y Shares)                                    25,091,166                     -            25,091,166
      Dividend Growth (Class Y Shares)                                     114,227,344                     -           114,227,344
      Equity (Class Y Shares)                                               98,664,916                     -            98,664,916
      European Growth (Class Y Shares)                                      35,784,953                     -            35,784,953
      Global Advantage (Class Y Shares)                                      9,194,190                     -             9,194,190
      Global Dividend Growth (Class Y Shares)                               46,679,829                     -            46,679,829
      High Yield (Class Y Shares)                                           33,806,498                     -            33,806,498
      Income Builder (Class Y Shares)                                       40,657,582                     -            40,657,582
      Information (Class Y Shares)                                          13,028,213                     -            13,028,213
      Limited Duration (Class Y Shares)                                    120,622,818                     -           120,622,818
      Money Market (Class Y Shares)                                         90,996,494                     -            90,996,494
      Pacific Growth (Class Y Shares)                                        7,364,292                     -             7,364,292
      Quality Income Plus (Class Y Shares)                                 136,406,124                     -           136,406,124
      S&P 500 Index (Class Y Shares)                                       127,060,639                     -           127,060,639
      Strategist (Class Y Shares)                                           87,272,377                     -            87,272,377
      Utilities (Class Y Shares)                                            25,294,915                     -            25,294,915

Oppenheimer Variable Account Funds
      Oppenheimer Bond                                                       4,894,145                     -             4,894,145
      Oppenheimer Capital Appreciation                                       6,527,395                     -             6,527,395
      Oppenheimer Global Securities                                          5,790,956                     -             5,790,956
      Oppenheimer High Income                                                1,547,704                     -             1,547,704
      Oppenheimer Main Street Small Cap Growth                               3,423,442                     -             3,423,442

Oppenheimer Variable Account Funds (Service Class ("SC"))
      Oppenheimer Aggressive Growth (SC)                                        70,489             7,124,927             7,195,416
      Oppenheimer Capital Appreciation (SC)                                    332,965            14,863,083            15,196,048
      Oppenheimer Global Securities (SC)                                       101,582            13,382,794            13,484,376
      Oppenheimer High Income (SC)                                             198,261            13,816,732            14,014,993
      Oppenheimer Main Street (SC)                                             345,452            35,963,363            36,308,815
      Oppenheimer Main Street Small Cap Growth (SC)                            280,132            14,999,373            15,279,505
      Oppenheimer Multiple Strategies (SC)                                     244,536            17,413,379            17,657,915
      Oppenheimer Strategic Bond (SC)                                          349,475            32,018,300            32,367,775

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Advisors Variable Insurance Trust
      OpCap Small Cap                                             $              1,425  $                  -  $              1,425
      PEA Science and Technology                                                   549                     -                   549

PIMCO Variable Insurance Trust
      Foreign Bond                                                               1,696                     -                 1,696
      Money Market                                                              13,921                     -                13,921
      PIMCO Total Return                                                         1,220                     -                 1,220

Putnam Variable Trust
      VT American Government Income                                                  -            83,024,615            83,024,615
      VT Capital Appreciation                                                        -            15,652,558            15,652,558
      VT Capital Opportunities                                                       -             1,360,644             1,360,644
      VT Discovery Growth                                                            -            19,925,067            19,925,067
      VT Diversified Income                                                          -            91,661,844            91,661,844
      VT Equity Income                                                               -             9,460,206             9,460,206
      VT The George Putnam Fund of Boston                                    4,859,799           201,856,112           206,715,911
      VT Global Asset Allocation                                                61,584            23,833,989            23,895,573
      VT Global Equity                                                               -            57,064,982            57,064,982
      VT Growth and Income                                                  48,212,408           573,008,661           621,221,069
      VT Growth Opportunities                                                        -            28,238,487            28,238,487
      VT Health Sciences                                                       105,398            81,050,078            81,155,476
      VT High Yield                                                            431,437            99,939,891           100,371,328
      VT Income                                                                200,978           198,373,066           198,574,044
      VT International Equity                                               70,507,555           149,694,802           220,202,357
      VT International Growth and Income                                         4,259            38,735,134            38,739,393
      VT International New Opportunities                                             -            27,875,145            27,875,145
      VT Investors                                                             853,069           175,307,083           176,160,152
      VT Mid Cap Value                                                               -             2,665,658             2,665,658
      VT Money Market                                                           53,938            84,878,424            84,932,362
      VT New Opportunities                                                     122,170           132,007,405           132,129,575
      VT New Value                                                               8,145           115,014,269           115,022,414
      VT OTC & Emerging Growth                                                       -            34,595,330            34,595,330
      VT Research                                                                6,829           108,184,220           108,191,049
      VT Small Cap Value                                                    39,107,614           113,163,350           152,270,964
      VT Utilities Growth and Income                                            33,264            40,076,228            40,109,492
      VT Vista                                                                  84,523            85,633,372            85,717,895
      VT Voyager                                                            48,115,607           344,692,792           392,808,399

Rydex Variable Trust
      Rydex OTC                                                                     51                     -                    51

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc.
      Variable All Cap                                            $              5,799  $                  -  $              5,799

STI Classic Varible Trust
      STI Capital Appreciation                                                 253,766                     -               253,766
      STI Growth & Income                                                      116,659                     -               116,659
      STI International Equity                                                     991                     -                   991
      STI Investment Grade Bond                                                116,442                     -               116,442
      STI Mid-Cap Equity                                                       131,347                     -               131,347
      STI Small Cap Value Equity                                                84,840                     -                84,840
      STI Value Income Stock                                                    38,544                     -                38,544

The Universal Institutional Funds, Inc.
      UIF Emerging Markets Equity                                           33,517,013                     -            33,517,013
      UIF Equity Growth                                                     56,334,263                     -            56,334,263
      UIF High Yield                                                           326,201                     -               326,201
      UIF International Magnum                                              28,528,771                     -            28,528,771
      UIF Mid Cap Growth                                                    26,112,011                     -            26,112,011
      UIF Mid Cap Value                                                    113,886,269                     -           113,886,269
      UIF U. S. Real Estate                                                 61,625,979                     -            61,625,979

The Universal Institutional Funds, Inc. (Class II)
      UIF Emerging Markets Debts (Class II)                                  2,333,019             1,963,110             4,296,129
      UIF Emerging Markets Equity (Class II)                                 4,042,710                     -             4,042,710
      UIF Equity and Income (Class II)                                       6,494,199                     -             6,494,199
      UIF Equity Growth (Class II)                                           7,030,189                     -             7,030,189
      UIF Global Franchise (Class II)                                        9,257,072                     -             9,257,072
      UIF Mid Cap Growth (Class II)                                         10,261,922                     -            10,261,922
      UIF Small Company Growth (Class II)                                   11,025,848             3,036,254            14,062,102
      UIF U.S. Mid Cap Value (Class II)                                     18,124,207                     -            18,124,207
      UIF U.S. Real Estate (Class II)                                        9,333,893             9,232,681            18,566,574

Van Kampen Life Investment Trust
      LIT Comstock                                                          62,969,023                     -            62,969,023
      LIT Emerging Growth                                                   95,881,127                     -            95,881,127
      LIT Government                                                         1,491,153                     -             1,491,153
      LIT Money Market                                                       2,988,509                     -             2,988,509

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

      PRO FORMA SCHEDULE OF THE PROSPECTIVE MERGER OF SUB-ACCOUNT NET ASSETS
                                DECEMBER 31, 2003

                                                                                  Pre-Merger                       Post-Merger
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Allstate           Allstate Life            Allstate
                                                                   Financial Advisors    Insurance Company     Financial Advisors
Sub-Account                                                        Separate Account I    Separate Account A    Separate Account I
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life investment Trust (Class II)
      LIT Aggressive Growth (Class II)                            $          3,686,760  $                  -  $          3,686,760
      LIT Comstock (Class II)                                              137,393,163                     -           137,393,163
      LIT Emerging Growth (Class II)                                        45,747,914             8,658,238            54,406,152
      LIT Growth and Income (Class II)                                      28,597,862            27,799,801            56,397,663
                                                                  --------------------  --------------------  --------------------

        TOTAL NET ASSETS                                          $      5,830,034,563  $      3,271,142,706  $      9,101,177,269
                                                                  ====================  ====================  ====================

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.60% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.19% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $30 or $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1%-7% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                     Purchases
                                                                                  ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Capital Appreciation                                              $    30,336,839
      AIM V. I. Core Equity                                                               348,641
      AIM V. I. Dent Demographics                                                           2,484
      AIM V. I. Diversified Income                                                        691,100
      AIM V. I. Growth                                                                 18,455,479
      AIM V. I. International Growth                                                      104,493
      AIM V. I. Premier Equity                                                          7,528,471

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
      AIM V.I. Basic Value II (a)                                                       6,923,800
      AIM V.I. Capital Appreciation II (a)                                              4,709,354
      AIM V.I. Premier Equity II (a)                                                    2,589,492

Investments in the AllianceBernstein Variable Product Series Sub-Accounts:
      AllianceBernstein Growth (b)                                                     32,307,445
      AllianceBernstein Growth & Income (c)                                           116,617,700
      AllianceBernstein Premier Growth (d)                                             20,199,415
      AllianceBernstein Small Cap Value (a)                                            12,243,873

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Contrafund                                                                    1,666,000
      VIP Growth                                                                        1,040,477
      VIP High Income                                                                     668,881
      VIP Index 500                                                                     2,383,378
      VIP Investment Grade Bond                                                         1,642,205
      VIP Overseas                                                                        291,300

Investments in the Fidelity Variable Insurance Products Fund (Service
  Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                                     236
      VIP Investment Grade Bond (Service Class 2)                                          28,351
      VIP Overseas (Service Class 2)                                                        2,296

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
      Franklin Growth and Income Securities (e)                                           708,237
      Franklin Small Cap Value Securities (e)                                             320,041
      Mutual Shares Securities (e)                                                        822,454
      Templeton Developing Markets Securities (e)                                          66,037
      Templeton Foreign Securities (e)                                                    343,021

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth
(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (f)                                    $        21,182
      Worldwide Growth (Service Shares)                                                        48

Investments in the Lazard Retirement Series, Inc. Sub-Account:
      Emerging Markets                                                                         32

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             3,175,124
      LSA Balanced                                                                         68,236
      LSA Basic Value                                                                       2,149
      LSA Blue Chip                                                                         3,389
      LSA Capital Appreciation                                                                961
      LSA Capital Growth (g)                                                                8,562
      LSA Disciplined Equity (h)                                                               26
      LSA Diversified Mid Cap                                                               3,568
      LSA Emerging Growth Equity                                                            2,280
      LSA Equity Growth (i)                                                                 6,601
      LSA Mid Cap Value                                                                   132,643
      LSA Value Equity                                                                     78,651

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Bond                                                                          1,148,925
      MFS High Income                                                                     336,828
      MFS Investors Trust                                                                 383,905
      MFS New Discovery                                                                   573,789

Investments in the MFS Variable Insurance Trust (Service Class)
  Sub-Account:
      MFS Utilities (Service Class)                                                             2

Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts:
      Aggressive Equity                                                                 9,448,585
      Dividend Growth                                                                  69,501,559
      Equity                                                                           32,067,561
      European Growth                                                                  39,909,688
      Global Advantage                                                                 20,005,935
      Global Dividend Growth                                                          121,050,654
      High Yield                                                                       72,946,729
      Income Builder                                                                   12,167,293
      Information                                                                      11,213,784

(f) Previously known as Global Value (Service Shares)
(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(i) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the Morgan Stanley Variable Investment Series
  Sub-Accounts (continued):
      Limited Duration                                                            $    52,172,049
      Money Market                                                                    728,059,974
      Pacific Growth                                                                   44,166,552
      Quality Income Plus                                                             146,818,954
      S&P 500 Index                                                                    86,965,905
      Strategist                                                                       20,613,337
      Utilities                                                                        35,730,631

Investments in the Morgan Stanley Variable Investment Series (Class Y
  Shares) Sub-Accounts:
      Aggressive Equity (Class Y Shares)                                               21,165,413
      Dividend Growth (Class Y Shares)                                                 34,849,235
      Equity (Class Y Shares)                                                          27,117,255
      European Growth (Class Y Shares)                                                 93,772,270
      Global Advantage (Class Y Shares)                                                 3,081,458
      Global Dividend Growth (Class Y Shares)                                          20,467,908
      High Yield (Class Y Shares)                                                      26,430,235
      Income Builder (Class Y Shares)                                                  26,116,571
      Information (Class Y Shares)                                                      5,831,212
      Limited Duration (Class Y Shares)                                                78,110,278
      Money Market (Class Y Shares)                                                   362,853,773
      Pacific Growth (Class Y Shares)                                                 145,305,303
      Quality Income Plus (Class Y Shares)                                             72,561,729
      S&P 500 Index (Class Y Shares)                                                   54,456,726
      Strategist (Class Y Shares)                                                      23,403,230
      Utilities (Class Y Shares)                                                        5,838,557

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Bond                                                                  1,563,014
      Oppenheimer Capital Appreciation                                                    805,479
      Oppenheimer Global Securities                                                       484,349
      Oppenheimer High Income                                                             523,038
      Oppenheimer Main Street Small Cap Growth                                            757,917

Investments in the Oppenheimer Variable Account Funds (Service
  Class ("SC")) Sub-Accounts:
      Oppenheimer Aggressive Growth (SC) (e)                                               86,788
      Oppenheimer Capital Appreciation (SC) (e)                                           317,846
      Oppenheimer Global Securities (SC) (e)                                               94,384
      Oppenheimer High Income (SC) (e)                                                    193,647
      Oppenheimer Main Street (SC) (e)                                                    330,967
      Oppenheimer Main Street Small Cap Growth (SC)                                       255,401
      Oppenheimer Multiple Strategies (SC) (e)                                            237,530
      Oppenheimer Strategic Bond (SC) (e)                                                 342,757

(e) For the period beginning July 15, 2003 and ended December 31, 2003

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in the PIMCO Advisors Variable Insurance Trust Sub-Account (j):
      OpCap Small Cap (k)                                                         $           249

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                            980
      Money Market                                                                         10,938
      PIMCO Total Return                                                                    1,080

Investments in the Putnam Variable Trust Sub-Accounts:
      VT The George Putnam Fund of Boston (a)                                           5,064,427
      VT Global Asset Allocation (e)                                                       57,670
      VT Growth and Income                                                             49,018,634
      VT Health and Sciences (e)                                                           99,398
      VT High Yield                                                                       268,121
      VT Income (e)                                                                       198,350
      VT International Equity (m)                                                      84,860,100
      VT International Growth and Income                                                       61
      VT Investors (a)                                                                    835,797
      VT Money Market                                                                      68,828
      VT New Opportunities (e)                                                            119,795
      VT New Value                                                                          7,583
      VT Research                                                                          11,030
      VT Small Cap Value                                                               67,625,294
      VT Utilities Growth and Income (e)                                                   30,339
      VT Vista (e)                                                                        106,726
      VT Voyager                                                                       35,173,332

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      Variable All Cap (n)                                                                     78

Investment in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation (e)                                                        241,026
      STI Growth & Income (e)                                                             109,834
      STI International Equity (e)                                                            962
      STI Investment Grade Bond (e)                                                       117,008
      STI Mid-Cap Equity (e)                                                              126,459
      STI Small Cap Value Equity (e)                                                       78,066
      STI Value Income Stock (e)                                                           46,094

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(m) Previously known as VT International Growth
(n) Previously known as Capital

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                  ---------------
Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      UIF Emerging Markets Equity                                                 $   243,855,189
      UIF Equity Growth                                                                16,743,293
      UIF High Yield                                                                      166,149
      UIF International Magnum                                                        207,452,064
      UIF Mid Cap Growth                                                               54,903,695
      UIF Mid Cap Value                                                                91,812,906
      UIF U.S. Real Estate                                                             92,774,926

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
      UIF Active International Allocation (Class II) (o)                                1,797,743
      UIF Emerging Markets Debt (Class II) (a)                                          2,331,929
      UIF Emerging Markets Equity (Class II) (a)                                        3,733,880
      UIF Equity and Income (Class II) (a)                                              6,599,288
      UIF Equity Growth (Class II) (a)                                                  7,048,261
      UIF Global Franchise (Class II) (a)                                               8,921,612
      UIF Mid Cap Growth (Class II) (a)                                                 9,908,347
      UIF Small Company Growth (Class II) (a)                                          10,477,398
      UIF U.S. Mid Cap Value (Class II) (a)                                            16,691,201
      UIF U.S. Real Estate (Class II) (a)                                               8,799,748

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Comstock                                                                     65,825,030
      LIT Emerging Growth                                                              66,423,594
      LIT Government                                                                      808,553
      LIT Money Market                                                                  2,403,408

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
      LIT Aggressive Growth (Class II) (a)                                              3,513,705
      LIT Comstock (Class II)                                                          85,340,237
      LIT Emerging Growth (Class II)                                                   17,592,603
      LIT Growth and Income (Class II)                                                 26,440,998
                                                                                  ---------------

                                                                                  $ 4,075,825,877
                                                                                  ===============

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administration expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               The 2002 and 2001 financial highlights have been restated to reflect the combination of Allstate Financial Advisors Separate Account I, Northbrook Variable Annuity Account, and Northbrook Variable Annuity Account II.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Capital Appreciation
       2003                           5,309  $   6.63 - $  10.23   $   33,541            0.00%   0.70% -    2.30%   26.54% -  28.62%
       2002                           4,795      5.15 -     8.09       23,804            0.00    0.70  -    2.30   -24.88  - -19.13
       2001                           3,787      6.86 -     9.21       25,393            0.00    0.70  -    2.20   -23.82  -  -7.94
    AIM V. I. Core Equity
       2003                             357      8.01 -     8.15        2,904            0.99    1.25  -    1.65    22.39  -  22.88
       2002                             364      6.54 -     6.63        2,412            0.35    1.25  -    1.65   -16.97  - -16.63
       2001                             323      7.88 -     7.96        2,572            0.07    1.25  -    1.65   -24.11  - -23.80

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
    AIM V. I. Dent
      Demographics
       2003                               1  $  11.27 - $  11.27   $       13            0.00% 1.50%   -    1.50%   35.41% -  35.41%
       2002                               1      8.32 -     8.32            8            0.00  1.50    -    1.50   -33.22  - -33.22
       2001 (u)                           1     12.46 -    12.46            6            0.00  1.50    -    1.50    24.59  -  24.59
    AIM V. I. Diversified
      Income
       2003                             135     11.00 -    11.09        1,489            7.09  1.25    -    1.45     7.67  -   7.88
       2002                             101     10.21 -    10.28        1,037            9.05  1.25    -    1.45     0.83  -   1.03
       2001                              68     10.13 -    10.18          693            9.05  1.25    -    1.45     2.09  -   2.30
    AIM V. I. Growth
       2003                           4,109      4.83 -     7.63       17,975            0.00  0.70    -    2.20    28.39  -  30.32
       2002                           3,081      3.70 -     5.94       10,486            0.00  0.70    -    2.20   -32.48  - -31.45
       2001                           2,275      5.40 -     8.80       11,267            0.26  0.70    -    2.20   -34.35  - -11.96
    AIM V. I. International
      Growth
       2003                             152      8.50 -     8.65        1,313            0.52  1.25    -    1.65    26.95  -  27.46
       2002                             163      6.70 -     6.79        1,105            0.64  1.25    -    1.65   -17.06  - -16.72
       2001                             141      8.07 -     8.15        1,147            0.42  1.25    -    1.65   -24.79  - -24.49
    AIM V. I. Premier
      Equity
       2003                           8,327      6.49 -     7.80       51,384            0.29  0.70    -    2.20    22.36  -  24.21
       2002                           9,117      5.23 -     6.37       45,502            0.39  0.70    -    2.20   -31.78  - -30.75
       2001                           8,445      7.55 -     9.34       60,754            0.17  0.70    -    2.20   -13.18  -  -6.61

Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts:
    AIM V. I. Basic
      Value II
       2003 (a)                         573     12.81 -    12.92        7,386            0.00  1.29    -    2.59    28.08  -  29.22
    AIM V. I. Capital
      Appreciation II
       2003 (a)                         375     12.16 -    12.27        4,592            0.00  1.29    -    2.59    21.60  -  22.68
    AIM V. I. Premier
      Equity II
       2003 (a)                         201     11.68 -    11.78        2,358            0.39  1.29    -    2.59    16.81  -  17.85

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the
  AllianceBernstein Variable
  Product Series Fund
  Sub-Accounts:
    AllianceBernstein
      Growth (b)
       2003                           4,787  $   6.18 - $  12.37   $   31,863            0.00% 0.70%   -    2.59%   23.69% -  33.76%
       2002                           2,805      4.62 -     6.39       12,173            0.00  0.70    -    2.20   -29.83  - -28.77
       2001                           2,582      6.49 -     9.10       15,817            0.22  0.70    -    2.20   -35.14  -  -8.99
    AllianceBernstein
      Growth & Income (c)
       2003                          20,088     11.83 -    12.20      207,152            0.79  0.70    -    2.59    22.04  -  31.26
       2002                          17,354      8.05 -     9.01      135,646            0.58  0.70    -    2.30   -22.81  - -19.52
       2001                          14,042      9.49 -    11.68      145,030            0.47  0.70    -    2.20    -5.10  -  -0.55
    AllianceBernstein
      Premier Growth (d)
       2003                           7,152      6.01 -    11.41       42,433            0.00  0.70    -    2.59    14.10  -  22.51
       2002                           6,459      4.91 -     6.28       29,035            0.00  0.70    -    2.20   -32.35  - -31.32
       2001                           5,850      7.14 -     9.29       38,131            0.00  0.70    -    2.20   -17.98  -  -7.12
    AllianceBernstein
      Small Cap Value
       2003 (a)                       1,000     13.52 -    13.64       13,601            0.10  1.29    -    2.59    35.21  -  36.42

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Contrafund
       2003                             585     10.28 -    10.46        6,106            0.40  1.25    -    1.65    26.36  -  26.87
       2002                             478      8.14 -     8.25        3,931            0.80  1.25    -    1.65   -10.83  - -10.48
       2001                             374      9.12 -     9.21        3,435            0.42  1.25    -    1.65   -13.69  - -13.34
    VIP Growth
       2003                             630      7.90 -     8.04        5,051            0.24  1.25    -    1.65    30.68  -  31.20
       2002                             563      6.04 -     6.13        3,443            0.25  1.25    -    1.65   -31.25  - -30.98
       2001                             510      8.79 -     8.88        4,521            0.05  1.25    -    1.65   -19.01  - -18.68
    VIP High Income
       2003                             168      8.55 -     8.70        1,461            5.19  1.25    -    1.65   -14.50  -  25.69
       2002                             101      6.88 -     6.92          697            9.55  1.25    -    1.45     1.95  -   2.16
       2001                              81      6.71 -     6.78          549            8.48  1.25    -    1.65   -32.87  - -12.84

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(b) Previously known as Alliance Growth
(c) Previously known as Alliance Growth & Income
(d) Previously known as Alliance Premier Growth

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
      2003                              827  $   8.31 - $   8.46   $    6,981            1.26% 1.25%   -    1.65%   26.31% -  26.82%
      2002                              669      6.58 -     6.67        4,453            1.16  1.25    -    1.65   -23.52  - -23.22
      2001                              493      8.60 -     8.69        4,279            0.69  1.25    -    1.65   -13.55  - -13.20
    VIP Investment Grade
     Bond
      2003                              379     13.17 -    13.41        5,070            3.99  1.25    -    1.65     3.48  -   3.90
      2002                              394     12.73 -    12.90        5,077            3.02  1.25    -    1.65     8.54  -   8.97
      2001                              267     11.73 -    11.84        3,154            2.84  1.25    -    1.65     6.68  -   7.11
    VIP Overseas
      2003                              198      8.87 -     9.03        1,784            0.73  1.25    -    1.65   -11.32  -  41.59
      2002                              183      6.33 -     6.37        1,166            0.80  1.25    -    1.45   -21.43  - -21.27
      2001                              162      8.02 -     8.10        1,308            3.42  1.25    -    1.65   -22.47  - -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
    VIP Equity-Income
     (Service Class 2)
       2003                              <1     11.44 -    11.44            2            2.73  1.50    -    1.50    28.08  -  28.08
       2002                               1      8.93 -     8.93            7            0.53  1.50    -    1.50   -18.40  - -18.40
       2001 (u)                          <1     10.94 -    10.94            1            0.00  1.50    -    1.50     9.41  -   9.41
    VIP Investment Grade
     Bond (Service
     Class 2)
       2003                               2     11.15 -    11.15           25            6.41  1.50    -    1.50     3.37  -   3.37
       2002                              12     10.79 -    10.79          129            0.62  1.50    -    1.50     8.44  -   8.44
       2001 (u)                           1      9.95 -     9.95            9            0.00  1.50    -    1.50    -0.53  -  -0.53
    VIP Overseas
     (Service Class 2)
       2003                               1     12.14 -    12.14            7            0.34  1.50    -    1.50    40.89  -  40.89
       2002                              <1      8.62 -     8.62            3            0.85  1.50    -    1.50   -21.65  - -21.65
       2001 (u)                          <1     11.00 -    11.00            1            0.00  1.50    -    1.50     9.98  -   9.98

(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
    Franklin Growth and
      Income Securities
       2003 (e)                          57  $  13.38 - $  13.48   $      759            0.00% 1.29%   -    1.89%   33.76% -  34.75%
    Franklin Small Cap
      Value Securities
       2003 (e)                          23     14.48 -    14.65          339            0.00  1.29    -    2.34    44.80  -  46.53
    Mutual Shares
      Securities
       2003 (e)                          67     12.61 -    12.77          857            0.00  1.29    -    2.34    26.15  -  27.65
    Templeton Developing
      Markets Securities
       2003 (e)                           4     16.80 -    16.98           74            0.00  1.29    -    2.14    68.02  -  69.79
    Templeton Foreign
      Securities
       2003 (e)                          26     13.52 -    13.68          357            0.00  1.29    -    2.34    35.22  -  36.83

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    International Value
      (Service Shares) (f)
       2003                               2     13.42 -    13.42           33            0.28  1.50    -    1.50    31.39  -  31.39
       2002                               1     10.21 -    10.21            8            0.93  1.50    -    1.50     2.10  -   2.10
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    Worldwide Growth
      (Service Shares)
       2003                               -       N/A -      N/A            -            1.18  1.50    -    1.50      N/A  -    N/A
       2002                               1      8.27 -     8.27            9            1.27  1.50    -    1.50   -17.35  - -17.35
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(f) Previously known as Global Value (Service Shares)
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
    Emerging Markets
       2003                             < 1  $  17.68 - $  17.68   $        7            0.05% 1.50%   -    1.50%   50.65% -  50.65%
       2002                             < 1     11.73 -    11.73            5            0.61  1.50    -    1.50    -2.98  -  -2.98
       2001 (u)                         < 1     12.09 -    12.09            5            0.81  1.50    -    1.50    20.95  -  20.95

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Aggressive
       Growth
       2003                             548      9.85 -    10.08        5,476            0.00  0.83    -    2.20    35.68  -  37.55
       2002                             260      7.26 -     7.33        1,909            0.00  0.83    -    2.20   -27.40  - -26.73
       2001 (u)                         < 1     11.48 -    11.48            4            0.00  1.50    -    1.50    14.82  -  14.82
    LSA Balanced
       2003                               1     10.43 -    10.43            9            1.23  1.50    -    1.50    27.29  -  27.29
       2002                               1      8.20 -     8.20            6            1.22  1.50    -    1.50   -19.53  - -19.53
       2001                             < 1     10.19 -    10.19            3            1.87  1.50    -    1.50     1.86  -   1.86
    LSA Basic Value
       2003                               1     11.62 -    11.62            8            0.00  1.50    -    1.50    31.42  -  31.42
       2002                             < 1      8.84 -     8.84            4            0.00  1.50    -    1.50   -22.88  - -22.88
       2001 (u)                         < 1     11.46 -    11.46            2            0.03  1.50    -    1.50    14.64  -  14.64
    LSA Blue Chip
       2003                               2     10.06 -    10.06           16            0.02  1.50    -    1.50    23.36  -  23.36
       2002                               2      8.16 -     8.16           12            0.00  1.50    -    1.50   -27.30  - -27.30
       2001 (u)                           1     11.22 -    11.22            6            0.00  1.50    -    1.50    12.22  -  12.22
    LSA Capital Appreciation
       2003                               1     11.44 -    11.44           17            0.00  1.50    -    1.50    28.39  -  28.39
       2002                               1      8.91 -     8.91           13            0.00  1.50    -    1.50   -29.73  - -29.73
       2001 (u)                         < 1     12.68 -    12.68            5            0.00  1.50    -    1.50    26.82  -  26.82
    LSA Capital Growth (g)
       2003                             < 1      9.99 -     9.99            1            0.21  1.50    -    1.50    21.69  -  21.69
       2002                             < 1      8.21 -     8.21            1            0.03  1.50    -    1.50   -25.51  - -25.51
       2001                             < 1     11.02 -    11.02          < 1            0.00  1.50    -    1.50    10.24  -  10.24
    LSA Disciplined Equity
       2003 (h)                           -      8.50 -     8.50            -            0.00  1.50    -    1.50     4.23  -   4.23
       2002                               1      8.16 -     8.16            6            0.41  1.50    -    1.50   -26.38  - -26.38
       2001                               1     11.08 -    11.08            6            0.22  1.50    -    1.50    10.83  -  10.83

(g) Previously known as LSA Growth Equity
(h) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Diversified Mid Cap
       2003                               1  $  12.38 - $  12.38   $       11            0.07% 1.50%   -    1.50%   30.81% -  30.81%
       2002                               1      9.47 -     9.47            7            0.08  1.50    -    1.50   -20.46  - -20.46
       2001 (u)                         < 1     11.90 -    11.90            5            0.13  1.50    -    1.50    19.01  -  19.01
    LSA Emerging Growth
      Equity
       2003                               1     10.91 -    10.91            8            0.00  1.50    -    1.50    44.73  -  44.73
       2002                               1      7.54 -     7.54            5            0.00  1.50    -    1.50   -42.77  - -42.77
       2001                               1     13.17 -    13.17           10            0.03  1.50    -    1.50    31.69  -  31.69
    LSA Equity Growth (i)
       2003                               1      9.33 -     9.33            9            0.00  1.50    -    1.50    21.62  -  21.62
       2002                             < 1      7.67 -     7.67            1            0.00  1.50    -    1.50   -30.87  - -30.87
       2001                             < 1     11.10 -    11.10            1            0.06  1.50    -    1.50    11.02  -  11.02
    LSA Mid Cap Value
       2003                             < 1     15.04 -    15.04            2            0.09  1.50    -    1.50    37.68  -  37.68
       2002                             < 1     10.92 -    10.92            2            0.20  1.50    -    1.50     9.21  -   9.21
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    LSA Value Equity
       2003                               1     10.90 -    10.90            7            1.48  1.50    -    1.50    28.49  -  28.49
       2002                               1      8.49 -     8.49            5            0.00  1.50    -    1.50   -23.34  - -23.34
       2001                               1     11.07 -    11.07            9            0.49  1.50    -    1.50    10.71  -  10.71

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Bond
       2003                             209     13.15 -    13.38        2,793            5.69  1.25    -    1.65     7.55  -   7.98
       2002                             183     12.22 -    12.39        2,263            5.84  1.25    -    1.65     7.14  -   7.57
       2001                             121     11.41 -    11.52        1,394            4.58  1.25    -    1.65     6.92  -   7.35
    MFS High Income
       2003                              71     10.93 -    11.12          783            4.07  1.25    -    1.65    16.03  -  16.49
       2002                              47      9.42 -     9.55          447            7.56  1.25    -    1.65     0.89  -   1.29
       2001                              36      9.33 -     9.42          341            6.88  1.25    -    1.65     0.39  -   0.80
    MFS Investors Trust
       2003                             298      7.94 -     8.08        2,398            0.62  1.25    -    1.65    20.15  -  20.63
       2002                             270      6.60 -     6.70        1,806            0.60  1.25    -    1.65   -33.95  - -21.95
       2001                             215      8.54 -     8.58        1,844            0.43  1.25    -    1.45   -17.17  - -17.00

(i) Previously known as LSA Focused Equity
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS New Discovery
       2003                             265  $  12.35 - $  12.57   $    3,315            0.00% 1.25%   -    1.65%   31.53% -  32.06%
       2002                             251      9.39 -     9.52        2,380            0.00  1.25    -    1.65   -32.75  - -32.48
       2001                             201     13.96 -    14.09        2,830            0.00  1.25    -    1.65    -6.59  -  -6.22

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS New Discovery
      (Service Class)
       2003                             < 1     11.34 -    11.34            5            0.00  1.50    -    1.50    31.43  -  31.43
       2002                             < 1      8.63 -     8.63            4            0.00  1.50    -    1.50   -32.83  - -32.83
       2001 (u)                         < 1     12.85 -    12.85            1            0.00  1.50    -    1.50    28.50  -  28.50
    MFS Utilities (Service Class)
       2003                             < 1     10.21 -    10.21          < 1            1.99  1.50    -    1.50    33.54  -  33.54
       2002                             < 1      7.64 -     7.64          < 1            2.33  1.50    -    1.50   -23.57  - -23.57
       2001 (u) (v)                       -       N/A -      N/A            -            0.00  1.50    -    1.50      N/A  -    N/A

Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts:
    Aggressive Equity
       2003                           4,391      6.65 -     6.89       40,215            0.01  0.70    -    2.05    23.50  -  25.18
       2002                           5,099      5.38 -     5.50       37,744            0.31  0.70    -    2.05   -24.18  - -23.14
       2001                           6,802      7.10 -     7.16       66,416            0.32  0.70    -    2.05   -29.02  - -28.96
    Capital Growth
       2002 (q)                           -       N/A -      N/A            -            0.48  0.70    -    2.05      N/A  -    N/A
       2001                           4,701      7.45 -     7.78       96,677            0.54  0.70    -    2.05   -26.83  - -25.52
    Dividend Growth
       2003                          27,375      9.81 -    10.83      820,639            1.85  0.70    -    2.05    25.30  -  27.00
       2002                          31,946      7.83 -     8.53      779,026            2.00  0.70    -    2.05   -19.68  - -18.59
       2001                          38,547      9.75 -    10.48    1,198,348            1.85  0.70    -    2.05    -5.87  -  -2.55
    Equity
       2003                          17,326      6.30 -     6.74      588,664            0.37  0.70    -    2.05    20.31  -  21.95
       2002                          20,268      5.16 -     5.60      595,598            0.35  0.70    -    2.05   -22.82  - -21.76
       2001                          24,148      6.60 -     7.25      978,551            0.48  0.70    -    2.05   -27.45  - -27.38
    European Growth
       2003                           7,200      8.12 -     8.16      187,302            0.86  0.70    -    2.05    26.41  -  28.13
       2002                           8,623      6.34 -     6.45      182,586            1.46  0.70    -    2.05   -22.96  - -21.91
       2001                          10,422      8.11 -     8.38      298,772            1.11  0.70    -    2.05   -18.33  - -16.22

(q) On August 31, 2002, Capital Growth merged into Money Market
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Global Advantage
       2003                           3,230  $   6.72 - $   7.39   $   24,224            1.06% 0.70%   -    2.05%   28.46% -  30.20%
       2002                           3,702      5.16 -     5.75       21,521            0.83  0.70    -    2.05   -22.42  - -21.37
       2001                           5,073      6.56 -     7.41       37,827            0.63  0.70    -    2.05   -25.89  - -23.87
    Global Dividend Growth
       2003                          11,608     10.51 -    11.29      209,033            1.91  0.70    -    2.05    29.39  -  31.15
       2002                          13,562      8.12 -     8.61      190,169            1.80  0.70    -    2.05   -14.29  - -13.13
       2001                          16,305      9.48 -     9.91      269,474            2.70  0.70    -    2.05    -6.91  -  -5.24
    High Yield
       2003                           4,896      5.15 -     7.05       54,254           10.14  0.70    -    2.05    25.14  -  26.84
       2002                           4,838      4.06 -     5.63       43,505           18.30  0.70    -    2.05    -9.02  -  -7.78
       2001                           6,229      4.40 -     6.19       62,081           18.08  0.70    -    2.05   -38.08  - -34.21
    Income Builder
       2003                           3,590     11.03 -    11.67       49,256            3.09  0.70    -    2.05    18.39  -  20.00
       2002                           4,059      9.32 -     9.72       47,094            4.20  0.70    -    2.05    -8.29  -  -6.82
       2001                           4,728     10.06 -    10.60       60,291            4.71  0.70    -    1.85     0.63  -   6.02
    Information
       2003                           1,036      4.72 -    11.46        4,837            0.00  0.83    -    2.05    57.81  -  59.75
       2002                             664      2.99 -     7.17        1,961            0.94  0.83    -    2.05   -44.24  - -28.27
       2001                             830      5.24 -     5.37        4,346            0.20  1.28    -    2.05   -47.60  - -46.33
    Limited Duration
       2003                           5,392     10.68 -    11.69       61,420            4.05  0.70    -    2.05     0.15  -   1.51
       2002                           6,130     10.66 -    11.51       69,291            3.58  0.70    -    2.05     1.94  -   3.33
       2001                           2,240     10.46 -    11.14       24,710            4.23  0.70    -    2.05     4.61  -   5.98
    Money Market
       2003                          16,876      9.98 -    10.89      237,222            0.66  0.70    -    2.05    -1.37  -  -0.03
       2002                          28,382     10.12 -    10.89      402,007            1.31  0.70    -    2.05     0.63  -   1.21
       2001                          30,239     10.19 -    10.82      432,633            4.04  0.70    -    2.05     1.94  -   3.17
    Pacific Growth
       2003                           5,498      4.84 -     6.48       22,979            0.00  0.70    -    2.05    27.02  -  28.74
       2002                           5,625      3.76 -     5.10       18,319            0.00  0.70    -    2.05   -24.43  - -23.40
       2001                           7,159      4.90 -     6.75       30,415            1.88  0.70    -    2.05   -32.47  - -27.93
    Quality Income Plus
       2003                          15,564     11.81 -    13.58      340,872            5.68  0.70    -    2.05     6.25  -   7.69
       2002                          19,078     11.11 -    12.61      397,716            6.01  0.70    -    2.05     3.37  -   4.78
       2001                          20,924     10.75 -    12.04      425,671            6.02  0.70    -    2.05     7.51  -   8.80
    S&P 500 Index
       2003                          13,279      8.08 -     8.16      127,914            1.01  0.70    -    2.05    25.26  -  26.96
       2002                          13,650      6.36 -     6.51      104,609            1.01  0.70    -    2.05   -24.06  - -23.03
       2001                          15,542      8.27 -     8.58      156,594            0.90  0.70    -    2.05   -14.22  - -12.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    Strategist
       2003                          14,584  $   9.68 - $  10.41   $  366,549            1.65% 0.70%   -    2.05%   23.68% -  25.36%
       2002                          16,778      7.82 -     8.30      351,932            1.54  0.70    -    2.05   -11.72  - -10.52
       2001                          20,192      8.86 -     9.28      494,635            2.47  0.70    -    2.05   -11.39  - -10.81
    Utilities
       2003                           9,199      6.41 -     6.58      165,009            2.83  0.70    -    2.05    14.96  -  16.53
       2002                          11,242      5.57 -     5.65      179,523            2.79  0.70    -    2.05   -24.43  - -23.40
       2001                          14,351      7.37 -     7.37      309,754            2.17  0.70    -    2.05   -26.27  - -26.26

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
    Aggressive Equity
      (Class Y Shares)
       2003                           3,669     12.13 -    12.23       25,091            0.00  1.29    -    2.59    21.26  -  22.34
       2002                           3,298      5.19 -     6.91       17,226            0.10  1.35    -    2.20   -24.52  - -23.87
       2001                           2,712      6.82 -     9.16       18,529            0.33  1.35    -    2.20   -29.58  -  -8.43
    Capital Growth
      (Class Y Shares)
       2002 (r)                           -       N/A -      N/A            -            0.27  1.35    -    2.20      N/A  -    N/A
       2001                             919      7.04 -     8.80        6,472            0.55  1.35    -    2.20   -27.48  - -12.03
    Dividend Growth
      (Class Y Shares)
       2003                          11,170     12.15 -    12.26      114,227            1.65  1.29    -    2.59    21.52  -  22.60
       2002                           8,696      7.42 -     8.04       68,923            1.99  1.35    -    2.20   -20.02  - -19.33
       2001                           5,970      9.28 -     9.97       59,002            1.79  1.35    -    2.20    -7.18  -  -6.70
    Equity (Class Y Shares)
       2003                          14,125     11.78 -    11.88       98,665            0.14  1.29    -    2.59    17.80  -  18.84
       2002                          11,901      5.31 -     8.10       63,832            0.19  1.35    -    2.30   -22.50  - -19.01
       2001                           8,803      6.86 -     9.19       60,598            0.31  1.35    -    2.20   -28.05  -  -8.10
    European Growth
      (Class Y Shares)
       2003                           4,424     12.58 -    12.69       35,785            0.61  1.29    -    2.59    25.79  -  26.90
       2002                           3,700      5.76 -     8.05       21,755            1.85  1.35    -    2.30   -22.58  - -19.50
       2001                           2,730      7.44 -     9.53       20,541            1.21  1.35    -    2.20   -19.03  -  -4.74
    Global Advantage
      (Class Y Shares)
       2003                           1,276     12.49 -    12.60        9,194            0.74  1.29    -    2.59    24.92  -  26.03
       2002                           1,033      4.95 -     8.06        5,212            0.66  1.35    -    2.30   -22.00  - -19.42
       2001                             917      6.35 -     8.95        5,854            0.62  1.35    -    2.20   -24.57  - -10.52

(r) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Global Dividend Growth
      (Class Y Shares)
       2003                           4,330  $  12.86 - $  12.97   $   46,680            1.63% 1.29%   -    2.59%   28.57% -  29.71%
       2002                           2,607      7.89 -     8.13       20,621            1.86  1.35    -    2.30   -18.74  - -13.89
       2001                           1,127      9.17 -     9.66       10,357            2.50  1.35    -    2.20    -7.71  -  -3.44
    High Yield
      (Class Y Shares)
       2003                           5,305     11.23 -    11.33       33,806            8.97  1.29    -    2.59    12.32  -  13.31
       2002                           2,433      4.14 -     9.10       10,639           18.51  1.35    -    2.30    -8.99  -  -8.60
       2001                           1,281      4.53 -     7.69        6,088           21.82  1.35    -    2.20   -34.81  - -23.06
    Income Builder
      (Class Y Shares)
       2003                           3,718     11.56 -    11.67       40,658            2.90  1.29    -    2.59    15.63  -  16.66
       2002                           1,482      8.88 -     9.17       13,401            4.48  1.35    -    2.30   -11.23  -  -9.19
       2001                             709      9.60 -    10.10        7,100            4.76  1.35    -    2.20    -4.03  -   0.73
    Information
      (Class Y Shares)
       2003                           2,271     14.83 -    14.96       13,028            0.00  1.29    -    2.59    48.33  -  49.65
       2002                           1,667      2.92 -     7.43        5,044            1.07  1.35    -    2.30   -44.05  - -25.69
       2001                           1,378      5.23 -     8.91        7,356            0.18  1.35    -    2.20   -43.76  - -10.94
    Limited Duration
      (Class Y Shares)
       2003                          11,259      9.93 -    10.02      120,623            3.95  1.29    -    2.59    -0.70  -   0.18
       2002                           6,502     10.12 -    11.09       70,981            3.13  1.35    -    2.30     1.22  -   2.41
       2001                           2,087     10.25 -    10.82       22,344            3.47  1.35    -    2.20     2.47  -   5.06
    Money Market
      (Class Y Shares)
       2003                           8,984      9.85 -     9.94       90,996            0.40  1.29    -    2.59    -1.52  -  -0.64
       2002                          12,744      9.92 -    10.46      131,413            1.01  1.35    -    2.30    -0.78  -  -0.27
       2001                           9,369     10.02 -    10.49       97,217            3.35  1.35    -    2.20     0.22  -   2.25
    Pacific Growth
      (Class Y Shares)
       2003                           1,166     13.83 -    13.94        7,364            0.00  1.29    -    2.44    38.35  -  39.43
       2002                             631      3.94 -     6.09        2,619            0.00  1.35    -    2.20   -25.23  - -24.59
       2001                             293      5.22 -     8.14        1,629            3.73  1.35    -    2.20   -28.24  - -18.60
    Quality Income Plus
      (Class Y Shares)
       2003                          11,264     10.22 -    10.31      136,406            5.95  1.29    -    2.59     2.20  -   3.11
       2002                           8,406     10.33 -    12.04       99,130            5.73  1.35    -    2.30     3.28  -   3.85
       2001                           4,637     10.39 -    11.59       52,927            5.34  1.35    -    2.20     3.89  -   7.85

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    S&P 500 Index
      (Class Y Shares)
       2003                          15,307  $  12.01 - $  12.11   $  127,061            0.82% 1.29%   -    2.59%   20.07% -  21.14%
       2002                          10,380      5.90 -     7.13       61,909            0.94  1.35    -    2.20   -24.35  - -23.71
       2001                           5,853      7.73 -     9.42       45,552            0.86  1.35    -    2.20   -13.71  -  -5.81
    Strategist
      (Class Y Shares)
       2003                           8,863     11.93 -    12.03       87,272            1.45  1.29    -    2.59    19.28  -  20.34
       2002                           7,216      7.78 -     8.89       55,794            1.43  1.35    -    2.30   -11.32  - -11.06
       2001                           5,356      8.77 -     9.50       46,793            2.47  1.35    -    2.20   -11.61  -  -4.97
    Utilities
      (Class Y Shares)
       2003                           3,738     11.40 -    11.51       25,295            2.70  1.29    -    2.59    14.04  -  15.05
       2002                           3,518      5.61 -     6.23       19,653            2.81  1.35    -    2.20   -24.76  - -24.11
       2001                           3,257      7.40 -     8.28       24,013            2.20  1.35    -    2.20   -26.98  - -17.17

Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
    Oppenheimer Bond
       2003                             386     12.47 -    12.69        4,894            4.79  1.25    -    1.65     5.03  -   5.45
       2002                             726     11.87 -    12.04        8,735            6.14  1.25    -    1.65     7.29  -   7.72
       2001                             477     11.07 -    11.17        5,325            5.83  1.25    -    1.65     6.01  -   6.44
    Oppenheimer Capital
      Appreciation
       2003                             639     10.06 -    10.24        6,527            0.35  1.25    -    1.65    28.80  -  29.32
       2002                             620      7.81 -     7.92        4,902            0.64  1.25    -    1.65   -28.06  - -27.77
       2001                             653     10.86 -    10.96        7,148            0.47  1.25    -    1.65   -14.02  - -13.67
    Oppenheimer Global
      Securities
       2003                             419     13.61 -    13.86        5,791            0.67  1.25    -    1.65    40.68  -  41.25
       2002                             450      9.68 -     9.81        4,402            0.60  1.25    -    1.65   -23.41  - -23.10
       2001                             473     12.64 -    12.76        6,023            0.51  1.25    -    1.65   -13.49  - -13.14
    Oppenheimer High
      Income
       2003                             137     11.17 -    11.37        1,548            5.98  1.25    -    1.65    11.67  -  22.42
       2002                             115      9.22 -     9.28        1,062           11.89  1.25    -    1.45    -3.80  -  -3.61
       2001                             137      9.59 -     9.63        1,318            7.52  1.25    -    1.45     0.49  -   0.69

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
    Oppenheimer Main Street
      Small Cap Growth
       2003                             230  $  14.63 - $  14.89   $    3,423            0.00% 1.25%   -    1.65%   42.00% -  42.57%
       2002                             199     10.30 -    10.44        2,078            0.00  1.25    -    1.65   -17.13  - -16.79
       2001                             159     12.43 -    12.55        1,991            0.00  1.25    -    1.65    -2.00  -  -1.61

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
      Growth (SC)
       2003 (e)                           6     12.38 -    12.47           70            0.00  1.29    -    1.84    23.84  -  24.68
    Oppenheimer Capital
      Appreciation (SC)
       2003 (e)                          27     12.23 -    12.32          333            0.00  1.29    -    2.34    22.35  -  23.23
    Oppenheimer Global
      Securities (SC)
       2003 (e)                           7     14.20 -    14.32          102            0.00  1.29    -    1.99    42.00  -  43.23
    Oppenheimer High
      Income (SC)
       2003 (e)                          15     12.95 -    13.04          198            0.00  1.29    -    1.89    29.46  -  30.39
    Oppenheimer Main
      Street (SC)
       2003 (e)                          27     12.56 -    12.71          345            0.00  1.29    -    2.34    25.63  -  27.13
    Oppenheimer Main Street
      Small Cap Growth (SC)
       2003                              19     14.65 -    14.75          280            0.00  1.29    -    1.89    46.50  -  47.55
       2002                               1      9.89 -     9.89            8            0.00  1.50    -    1.50   -17.19  - -17.19
       2001 (u)                         < 1     11.94 -    11.94            4            0.00  1.50    -    1.50    19.40  -  19.40
    Oppenheimer Multiple
      Strategies (SC)
       2003 (e)                          19     13.02 -    13.18          245            0.00  1.29    -    2.34    30.21  -  31.76
    Oppenheimer Strategic
      Bond (SC)
       2003 (e)                          29     12.11 -    12.21          349            0.00  1.29    -    1.99    21.08  -  22.13

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Account (j):
    OpCap Small Cap (k)
       2003                             < 1  $  13.05 - $  13.05   $        1            0.00% 1.50%   -    1.50%   40.52% -  40.52%
       2002                             < 1      9.29 -     9.29            1            0.00  1.50    -    1.50   -22.81  - -22.81
       2001(u)                          < 1     12.03 -    12.03          < 1            0.00  1.50    -    1.50    20.33  -  20.33
    PEA Science and
      Technology (l)
       2003                             < 1     12.55 -    12.55            1            0.00  1.50    -    1.50    60.89  -  60.89
       2002                             < 1      7.80 -     7.80            1            0.00  1.50    -    1.50   -50.34  - -50.34
       2001(u)                          < 1     15.70 -    15.70            3            0.00  1.50    -    1.50    57.03  -  57.03

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
       2003                             < 1     10.81 -    10.81            2            1.40  1.50    -    1.50     0.72  -   0.72
       2002                              10     10.73 -    10.73          108            1.96  1.50    -    1.50     6.58  -   6.58
       2001 (u)                         < 1     10.07 -    10.07            1            0.80  1.50    -    1.50     0.68  -   0.68
    Money Market
       2003                               1      9.93 -     9.93           14            0.71  1.50    -    1.50    -0.79  -  -0.79
       2002                               1     10.01 -    10.01            7            1.68  1.50    -    1.50    -0.12  -  -0.12
       2001 (u)                         < 1     10.02 -    10.02            4            0.70  1.50    -    1.50     0.17  -   0.17
    PIMCO Total Return
       2003                             < 1     11.09 -    11.09            1            1.71  1.50    -    1.50     3.46  -   3.46
       2002                              10     10.72 -    10.72          108            2.31  1.50    -    1.50     7.45  -   7.45
       2001 (u)                         < 1      9.97 -     9.97            1            2.43  1.50    -    1.50    -0.25  -  -0.25

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT The George Putnam
      Fund of Boston
       2003 (a)                         428     11.24 -    12.16        4,860            0.00  1.29    -    2.59    12.42  -  21.58
    VT Global Asset Allocation
       2003 (e)                           5     12.40 -    12.51           62            0.00  1.29    -    1.99    24.02  -  25.10
    VT Growth and Income
       2003                           4,847     10.49 -    12.22       48,212            1.62  0.70    -    2.44    22.22  -  26.49
       2002                           3,946      8.15 -     8.29       30,709            1.59  0.70    -    2.30   -19.55  - -18.46
       2001                           2,888      9.42 -    10.31       28,218            1.20  0.70    -    2.20    -5.76  -   3.07

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(j) Previously known as OCC Accumulation Trust
(k) Previously known as OCC Small Cap
(l) Previously known as OCC Science and Technology
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Health Sciences
       2003 (e)                           9  $  11.24 - $  11.37   $      105            0.00% 1.29%   -    2.34%   12.39% -  13.73%
    VT High Yield
       2003                              33     13.33 -    13.43          431            4.98  1.29    -    1.89    33.33  -  34.28
       2002                              11     10.31 -    10.31          118            2.38  1.50    -    1.50    -2.21  -  -2.21
       2001 (u)                         < 1     10.54 -    10.54            5            0.00  1.50    -    1.50     5.38  -   5.38
    VT Income
       2003 (e)                          19     10.43 -    10.51          201            0.00  1.29    -    1.89     4.30  -   5.07
    VT International Equity (m)
       2003                           9,028      7.76 -    12.58       70,508            0.79  0.70    -    2.59    25.77  -  27.63
       2002                           8,209      6.08 -     8.05       48,014            0.75  0.70    -    2.30   -19.46  - -18.24
       2001                           5,411      7.44 -     9.15       38,728            0.22  0.70    -    2.20   -21.17  -  -8.50
    VT International Growth
      and Income
       2003                             < 1     12.55 -    12.55            4            1.40  1.50    -    1.50    35.78  -  35.78
       2002                             < 1      9.24 -     9.24            3            0.52  1.50    -    1.50   -15.06  - -15.06
       2001 (u)                         < 1     10.88 -    10.88            4            0.00  1.50    -    1.50     8.79  -   8.79
    VT Investors
       2003 (a)                          69     12.09 -    12.18          853            0.00  1.29    -    2.44    20.89  -  21.84
    VT Money Market
       2003                               5      9.75 -     9.91           54            0.07  1.29    -    2.69    -2.45  -  -0.86
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT New Opportunities
       2003 (e)                           9     13.42 -    13.58          122            0.00  1.29    -    2.34    34.20  -  35.80
    VT New Value
       2003                               1     14.51 -    14.51            8            0.00  2.14    -    2.14    45.11  -  45.11
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
    VT Research
       2003                               1     13.15 -    13.15            7            0.00  1.49    -    1.49    31.48  -  31.48
       2002 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00
       2001 (w)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(e) For the period beginning July 15, 2003 and ended December 31, 2003
(m) Previously known as VT International Growth
(v) Although available in 2001, there was no activity until 2002
(w) Although available in 2001 and 2002, there was no activity until 2003

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
    VT Small Cap Value
       2003                           3,644  $  10.91 - $  10.95   $   39,108            0.33% 0.70%   -    2.30%    9.54% -  48.60%
       2002 (s)                       2,769      7.34 -     7.50       20,194            0.00  0.70    -    2.20   -26.60  - -25.03
    VT Utilities Growth and
      Income
       2003 (e)                           2     14.07 -    14.14           33            0.00  1.29    -    1.79    40.74  -  41.45
    VT Vista
       2003 (e)                           6     13.49 -    13.65           85            0.00  1.29    -    2.34    34.85  -  36.46
    VT Voyager
       2003                           7,866      5.96 -    11.65       48,116            0.34  0.70    -    2.59    16.48  -  24.04
       2002                           7,477      4.80 -     7.94       34,395            0.59  0.70    -    2.30   -27.04  - -20.58
       2001                           5,485      6.58 -     9.09       34,589            0.00  0.70    -    2.20   -22.95  -  -9.13

Investments in the Rydex
  Variable Trust
  Sub-Account:
    Rydex OTC
       2003                             < 1     11.71 -    11.71          < 1            0.00  1.50    -    1.50    43.24  -  43.24
       2002                             < 1      8.18 -     8.18          < 1            0.00  1.50    -    1.50   -18.23  - -18.23
       2001 (u) (v)                       -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    Variable All Cap (n)
       2003                               1     11.26 -    11.26            6            0.26  1.50    -    1.50    36.95  -  36.95
       2002                               1      8.22 -     8.22            4            0.45  1.50    -    1.50   -26.18  - -26.18
       2001 (u)                         < 1     11.14 -    11.14            5            1.34  1.50    -    1.50    11.37  -  11.37

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(n) Previously known as Capital
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(v) Although available in 2001, there was no activity until 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts:
    STI Capital Appreciation
       2003 (e)                          24  $  10.70 - $  10.75   $      254            0.00% 1.29%   -    2.34%    6.96% -   7.49%
    STI Growth & Income
       2003 (e)                          10     11.32 -    11.36          117            0.55  1.29    -    1.89    13.25  -  13.56
    STI International Equity
       2003 (e)                         < 1     12.26 -    12.27            1            0.00  1.29    -    1.49    22.55  -  22.67
    STI Investment Grade
      Bond
       2003 (e)                          12      9.99 -    10.03          116            1.28  1.29    -    1.99    -0.07  -   0.26
    STI Mid-Cap Equity
       2003 (e)                          11     11.41 -    11.44          131            0.66  1.29    -    1.89    14.06  -  14.38
    STI Small Cap Value
      Equity
       2003 (e)                           7     12.18 -    12.23           85            0.27  1.29    -    2.14    21.84  -  22.33
    STI Value Income Stock
       2003 (e)                           3     11.23 -    11.25           39            1.06  1.49    -    1.89    12.31  -  12.52

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    UIF Emerging Markets
      Equity
       2003                           3,702      7.71 -    12.70       33,517            0.00  0.70    -    2.20    46.42  -  48.63
       2002                           3,528      5.19 -     8.68       21,572            0.00  0.70    -    2.20   -10.88  -  -9.54
       2001                           2,296      5.74 -     9.74       16,448            0.00  0.70    -    2.20   -42.63  -  -2.64
    UIF Equity Growth
       2003                           7,319      6.73 -     8.28       56,334            0.00  0.70    -    2.20    22.21  -  24.06
       2002                           7,462      5.42 -     6.78       47,600            0.15  0.70    -    2.20   -29.44  - -28.37
       2001                           8,236      7.57 -     9.60       76,091            0.00  0.70    -    2.20   -15.71  -  -3.96
    UIF High Yield
       2003                              28     11.85 -    11.85          326            0.00  1.50    -    1.50    23.83  -  23.83
       2002                              12      9.57 -     9.57          111           18.80  1.50    -    1.50    -8.66  -  -8.66
       2001 (u)                         < 1     10.48 -    10.48            4           22.64  1.50    -    1.50     4.78  -   4.78
    UIF International
      Magnum
       2003                           3,576      7.82 -    10.06       28,529            0.14  0.70    -    2.20    24.62  -  26.53
       2002                           2,993      6.18 -     7.38       19,088            1.10  0.70    -    2.20   -18.63  - -17.39
       2001                           2,502      7.49 -     9.07       19,772            0.51  0.70    -    2.20   -25.14  -  -9.31

(e) For the period beginning July 15, 2003 and ended December 31, 2003
(u) For the period beginning October 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    UIF Mid Cap Growth
       2003                           2,559  $  10.36 - $  10.49   $   26,112            0.00% 0.70%   -    2.30%   38.51% -  40.78%
       2002 (s)                         895      7.36 -     7.57        6,544            0.00  0.70    -    2.30   -26.42  - -24.29
    UIF Mid Cap Value
       2003                          11,859     10.67 -    11.17      113,886            0.00  0.70    -    2.30    38.26  -  40.52
       2002                          10,941      7.71 -     7.95       75,421            0.00  0.70    -    2.30   -28.53  - -22.85
       2001                           6,472      9.83 -    11.13       63,097            0.00  0.70    -    2.20    -3.83  -  -1.74
    UIF U.S. Real Estate
       2003                           3,882     12.08 -    18.77       61,626            0.00  0.70    -    2.30    35.28  -  37.50
       2002                           3,778      8.93 -    13.65       44,038            3.91  0.70    -    2.30   -10.71  -  -2.15
       2001                           2,301     10.22 -    13.95       27,855            4.53  0.70    -    2.20     2.25  -  39.49

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
    UIF Active International
       Allocation (Class II)
       2003 (o)                           -     11.79 -    11.87            -            0.00  1.29    -    2.69    17.94  -  18.75
    UIF Emerging Markets
      Debt (Class II)
       2003 (a)                         206     11.22 -    13.96        2,333            0.00  1.29    -    2.59    12.19  -  39.60
    UIF Emerging Markets
      Equity (Class II)
       2003 (a)                         272     14.78 -    14.91        4,043            0.00  1.29    -    2.59    47.81  -  49.12
    UIF Equity and Income
      (Class II)
       2003 (a)                         561     11.52 -    11.62        6,494            0.88  1.29    -    2.59    15.19  -  16.22
    UIF Equity Growth
      (Class II)
       2003 (a)                         602     11.61 -    11.71        7,030            0.00  1.29    -    2.59    16.11  -  17.15
    UIF Global Franchise
      (Class II)
       2003 (a)                         758     12.14 -    12.25        9,257            0.00  1.29    -    2.59    21.43  -  22.51

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(o) For the period beginning May 1, 2003 and ended October 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
    UIF Mid Cap Growth
      (Class II)
       2003 (a)                         785  $  13.00 - $  13.12   $   10,262            0.00% 1.29%   -    2.59%   30.00% -  31.16%
    UIF Small Company
      Growth (Class II)
       2003 (a)                         812     13.50 -    13.62       11,026            0.00  1.29    -    2.59    35.01  -  36.21
    UIF U.S. Mid Cap
      Value (Class II)
       2003 (a)                       1,356     13.29 -    13.41       18,124            0.00  1.29    -    2.59    32.90  -  34.08
    UIF U.S. Real Estate
      (Class II)
       2003 (a)                         731     12.67 -    12.79        9,334            0.00  1.29    -    2.59    26.72  -  27.85

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Comstock
       2003                           5,976     10.36 -    10.54       62,969            0.75  0.70    -    2.30    27.98  -  30.08
       2002                           2,807      8.09 -     8.10       23,160            0.77  0.70    -    2.30   -19.06  - -18.99
       2001                             272     11.89 -    12.00        3,254            0.00  1.25    -    1.65    -4.06  -  -3.68
    LIT Domestic Income
       2002 (t)                           -       N/A -      N/A            -           15.62  1.25    -    1.65      N/A  -    N/A
       2001                              65     11.36 -    11.47          746            4.74  1.25    -    1.65     8.16  -   8.60
    LIT Emerging Growth
       2003                          11,683      5.15 -     9.36       95,881            0.00  0.70    -    2.30    24.42  -  26.46
       2002                          12,789      4.07 -     7.52       85,976            0.35  0.70    -    2.30   -32.96  - -24.80
       2001                          15,662      6.07 -     6.60      167,267            0.06  0.70    -    2.05   -33.99  - -31.97
    LIT Government
       2003                             140     10.62 -    10.69        1,491            4.87  1.25    -    1.65     0.08  -   0.48
       2002 (s)                         122     10.61 -    10.64        1,296            0.00  1.25    -    1.65     6.14  -   6.43
    LIT Money Market
       2003                             278     10.60 -    10.79        2,989            0.60  1.25    -    1.65    -1.07  -  -0.68
       2002                             387     10.72 -    10.86        4,199            1.25  1.25    -    1.65    -0.44  -  -0.04
       2001                             279     10.76 -    10.87        3,032            3.48  1.25    -    1.65     1.98  -   2.39

(a) For the period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(t) On May 1, 2002, LIT Domestic Income merged into LIT Government

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment         Expense              Total
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*       Ratio**            Return***
                                   --------  -------------------   ----------  --------------  -----------------   -----------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
    LIT Aggressive Growth
      (Class II)
       2003 (a)                         288  $  12.75 - $  12.86   $    3,687            0.00% 1.29%   -    2.59%   27.50% -  28.64%
    LIT Comstock (Class II)
       2003                          12,466     12.42 -    12.53      137,393            0.47  1.29    -    2.59    24.15  -  25.25
       2002 (s)                       4,821      8.01 -     8.05       38,762            0.00  1.35    -    2.20   -19.92  - -19.46
    LIT Emerging Growth
      (Class II)
       2003                           6,060     11.75 -    11.85       45,748            0.00  1.29    -    2.59    17.49  -  18.53
       2002                           4,520      5.39 -     5.76       24,442            0.05  1.35    -    2.20   -34.12  - -33.56
       2001 (x)                       2,120      8.11 -     8.74       17,335            0.00  1.35    -    2.20   -18.94  - -12.60
    LIT Growth and Income
      (Class II)
       2003                           2,309     12.31 -    12.42       28,598            0.00  1.29    -    2.59    23.14  -  24.23
       2002                               1      9.05 -     9.05            5            1.05  1.50    -    1.50    -9.50  -  -9.50
       2001 (u)                           -         - -        -            -            0.00  0.00    -    0.00     0.00  -   0.00

(a) For period beginning May 1, 2003 and ended December 31, 2003
(s) For the period beginning May 1, 2002 and ended December 31, 2002
(u) For the period beginning October 1, 2001 and ended December 31, 2001
(x) For the period beginning May 17, 2001 and ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.).( Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (File No. 333-72017)dated April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017)dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(4)(w) Form of Spousal Protection Benefit Rider filed herewith.

(4)(x) Form of Custodial Spousal Protection Benefit Rider filed herewith.

(5)(a) Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-72017) dated June 10, 2002.)

(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(5)(i) Form of Application for Spousal Protection Benefit Rider filed herewith.

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider filed herewith.

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 20, 2001.)

(7) Not applicable

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017)dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-72017) dated February 2, 2001.)

(9)(g)Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 11, 2003.)

(9) (k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)


(9) (l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114562) dated September 14, 2004.)

(9) (m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114562) dated October 4, 2004.)

(9) (n) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered filed herewith.

(10) (a) Consent of Independent Registered Public Account Firm filed herewith

(10) (b) Consent of Foley & Lardner, LLP filed herewith.

(11) Not applicable

(12) Not applicable

(99)(a) Powers of Attorney for David A. Bird, Danny L. Hale, Edward M. Liddy, John C. Lounds, Robert W. Pike, Samuel H. Pilch, Steven E. Shebik, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II, (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS                  DEPOSITOR OF THE ACCOUNT

Casey Joseph Sylla                  Chairman of the Board, President and Director
David Andrew Bird                   Senior Vice President and Director
Marla Gay Friedman                  Senior Vice President
Danny Lyman Hale                    Director
Edward Michael Liddy                Director
John Carl Lounds                    Senior Vice President and Director
Robert William Pike                 Director
Steven Emil Shebik                  Senior Vice President, Chief Financial Officer and Director
Eric Allen Simonson                 Senior Vice President, Chief Investment Officer and Director
Kevin Rourke Slawin                 Senior Vice President and Director
Joseph V. Tripodi                   Senior Vice President and Chief Marketing Officer
Michael Joseph Velotta              Senior Vice President, General Counsel, Secretary and Director
Thomas Joseph Wilson, II            Director
Samuel Henry Pilch                  Group Vice President and Controller
Richard Lewis Baker                 Vice President
Michael B. Boyle                    Vice President
Karen Cassidy Gardner               Vice President
Anson J. Glacy, Jr.                 Vice President
Dennis Craig Gomez                  Vice President
Mary Jovita McGinn                  Vice President and Assistant Secretary
William Harrison Monie, Jr.         Vice President
John Eric Smith                     Vice President
Patricia Wright Wilson              Vice President
Bernard Eugene Wraith               Vice President
James Philip Zils                   Treasurer
Charles Calvin Baggs                Assistant Vice President
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed Actuary
Lawrence William Dahl               Assistant Vice President
Joanne Marie Derrig                 Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas Ford Gaer                   Assistant Vice President
Gregory James Guidos                Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Barry Sajowitz Paul                 Assistant Vice President and Assistant Treasurer
John C. Pintozzi                    Assistant Vice President
Robert A. Shore                     Assistant Vice President
Mary Springberg                     Assistant Vice President
Timothy Nicholas Vander Pas         Assistant Vice President
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Sam DeFrank Assistant               Vice President - Tax Counsel
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Robert Leslie Park                  Assistant Vice President and Chief Compliance Officer
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Dave Simek                          Authorized Representative
Robert E. Transon                   Assistant Vice President and Illustration Actuary


The  principal  business  address  of Mr.  Bird and Mr.  Monie is 1776  American
Heritage Drive,  Jacksonville,  Florida 32224. The principal business address of
Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street,  Lincoln,  Nebraska
68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form
10-K Annual Report of The Allstate Corporation filed March 11, 2004 (File
#1-11840).

27. NUMBER OF CONTRACT OWNERS

Allstate Advisor Variable Annuity Contract:

As of November 1, 2004, there were 3,273 nonqualified contracts and 5,089 qualified contracts.


28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

        Allstate Financial Advisors Separate Account I
        Allstate Life of New York Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:

John Eric Smith                     Chairman of the Board and Chief Executive Officer
Robert A. Shore                     President
Karen Cassidy Gardner               Vice President
Joseph Patrick Rath                 Vice President, General Counsel and Secretary
William D. Webb Jr.                 Treasurer
Joanne Marie Derrig                 Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                 Assistant Vice President and Compliance Officer
Mary Jovita McGinn                  Assistant Secretary
Michael Joseph Velotta              Assistant Secretary
Barry Sajowitz Paul                 Assistant Treasurer
James Philip Zils                   Assistant Treasurer
Ronald A. Johnson                   Executive Vice President
Eric Alstrin                        Senior Vice President
DeAnne Asplin                       Senior Vice President
Eric L. Baldwin                     Senior Vice President
Jason Bickler                       Senior Vice President
Bill Borst                          Senior Vice President
Jeff Churba                         Senior Vice President
Russ Cobler                         Senior Vice President
Evelyn Cooper                       Senior Vice President
Albert DalPorto                     Senior Vice President
Gregg Ruvoli                        Senior Vice President
Mike Scanlon                        Senior Vice President
Ralph Thomas Schmidt                Senior Vice President
Andrea J. Schur                     Senior Vice President
Peter Armstrong                     Vice President
Rebecca Bates                       Vice President
Warren A. Blom                      Vice President
L. Andrea Barfield Bolger           Vice President
Eugene Bolinsky                     Vice President
P. J. Bonfilio                      Vice President
Laurie Bricker                      Vice President
Joseph Carretta                     Vice President
Michael Cobianchi                   Vice President
Patrick Comer                       Vice President
Henry Conkle                        Vice President
Brian Connelly                      Vice President
John DeGeronimo                     Vice President
Diane Donnelly                      Vice President
Jeff Dunn                           Vice President
Russ Ergood                         Vice President
Michael Garofalo                    Vice President
Angus Harrup                        Vice President
Renee Hruska                        Vice President
Tony Hunter                         Vice President
Frank Johnson                       Vice President
Michael Jones                       Vice President
Brian Kelly                         Vice President
Gwenn Kessler                       Vice President
Asad Khan                           Vice President
George Knox                         Vice President
Don Lanham                          Vice President
Michael Lastrina                    Vice President
Michael Levy                        Vice President
Matt Linklater                      Vice President
Stephen A. Lipker                   Vice President
Matt Love                           Vice President
Thomas Mahoney                      Vice President
Ken McClintock                      Vice President
David McHugh                        Vice President
Michael Medina                      Vice President
Jeff Mount                          Vice President
Hugh C. Mueting                     Vice President
Brie Murray                         Vice President
Larry Nisenson                      Vice President
Karen K. M. Norrman                 Vice President
Shane O'Brien                       Vice President
David Onan                          Vice President
Jeff Osterman                       Vice President
Briana Powell                       Vice President
Leslie Quinn                        Vice President
Kenneth Rapp                        Vice President
Ryan Regan                          Vice President
Angela Reynolds                     Vice President
Bob Riley                           Vice President
Victor Rohe                         Vice President
Ernie Schalansky                    Vice President
Merritt Schoff                      Vice President
Ann Serrato                         Vice President
Troy V. Simmons                     Vice President
Deanna Smith                        Vice President
Ed Smith Jr.                        Vice President
Stu Smith                           Vice President
Ken Thomas                          Vice President
David Veale                         Vice President
Brian J. Wood                       Vice President
Mary Claire Sheehy                  Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


29C. COMPENSATION OF ALLSTATE DISTRIBUTORS L.L.C.

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES

None.


32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.





                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 2nd day of December, 2004.

                           ALLSTATE FINANCIAL ADVISORS
                               SEPARATE ACCOUNT I
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                           By: /s/ Michael J. Velotta
                          ----------------------------
                               Michael J. Velotta
              Senior Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 2nd day of December, 2004.



*/DAVID A. BIRD               Director and Senior Vice President
-----------------------
David A. Bird

*/DANNY L. HALE               Director
---------------------
Danny L. Hale

*/EDWARD M. LIDDY             Director
-----------------------
Edward M. Liddy

*/JOHN C. LOUNDS              Director and Senior Vice President
-----------------------
John C. Lounds

*/ROBERT W. PIKE              Director
------------------------
Robert W, Pike

*/SAMUEL H. PILCH             Controller and Group Vice President
------------------------      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK            Director, Senior Vice President and
------------------------      Chief Financial Officer
Steven E. Shebik              (Principal Financial Officer)

*/ERIC A. SIMONSON            Director, Senior Vice President and
-------------------------     Chief Investment Officer
Eric A. Simonson

*KEVIN R. SLAWIN              Director and Senior Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA              Director, Chairman of the Board and
----------------------        President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA         Director, Senior Vice President, General
----------------------        Counsel and Secretary
Michael J. Velotta

*/THOMAS J. WILSON II         Director
-----------------------
Thomas J. Wilson II


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index

Exhibit No.                       Exhibit


(4)(w) Form of Spousal Protection Benefit Rider

(4)(x) Form of Custodial Spousal Protection Benefit Rider

(5)(i) Form of Application for Spousal Protection Benefit Rider

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider

(9)(n) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered

(10)(a) Consent of Independent Registered Public Account Firm

(10)(b) Consent of Foley & Lardner, LLP